UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2021

Item 1:	Report(s) to Shareholders.

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Alpha Strategy Fund Durable Growth Fund Focused Growth Fund Focused Large Cap Value Fund Focused Small Cap Value Fund Fundamental Equity Fund Global Equity Research Fund	Growth Leaders Fund Health Care Fund International Equity Fund International Opportunities Fund International Value Fund Micro Cap Growth Fund Value Opportunities Fund

For the six-month period ended April 30, 2021

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Portfolio Allocation/Sector

Schedules of Investments:

31	Alpha Strategy Fund

32	Durable Growth Fund

35	Focused Growth Fund

37	Focused Large Cap Value Fund

39	Focused Small Cap Value Fund

42	Fundamental Equity Fund

45	Global Equity Research Fund

50	Growth Leaders Fund

53	Health Care Fund

56	International Equity Fund

62	International Opportunities Fund

68	International Value Fund

73	Micro Cap Growth Fund

77	Value Opportunities Fund

80	Statements of Assets and Liabilities

88	Statements of Operations

92	Statements of Changes in Net Assets

106	Financial Highlights

154	Notes to Financial Statements

194	Supplemental Information to Shareholders

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund, Lord Abbett Durable Growth Fund, Lord Abbett Focused Growth Fund, Lord Abbett Focused Large Cap Value Fund, Lord Abbett Focused Small Cap Value Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Global Equity Research Fund, Lord Abbett Growth Leaders Fund, Lord Abbett Health Care Fund, Lord Abbett International Equity Fund, Lord Abbett International Opportunities Fund, Lord Abbett International Value Fund, Lord Abbett Micro Cap Growth Fund, and Lord Abbett Value Opportunities Fund Semiannual Report

For the six-month period ended April 30, 2021

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended April 30, 2021. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg

Trustee, President, and Chief Executive Officer

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 through April 30, 2021).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 11/1/20 – 4/30/21” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,437.30	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.06
Class C
Actual	$1,000.00	$1,431.70	$6.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class F
Actual	$1,000.00	$1,438.20	$1.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.51	$1.30
Class F3
Actual	$1,000.00	$1,439.70	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.40	$0.40
Class I
Actual	$1,000.00	$1,438.90	$0.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.80
Class R2
Actual	$1,000.00	$1,434.70	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.03	$3.81
Class R3
Actual	$1,000.00	$1,435.60	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R4
Actual	$1,000.00	$1,436.70	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.76	$2.06
Class R5
Actual	$1,000.00	$1,439.00	$0.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.00	$0.80
Class R6
Actual	$1,000.00	$1,439.50	$0.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.40	$0.40

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.41% for Class A, 1.16% for Class C, 0.26% for Class F, 0.08% for Class F3, 0.16% for Class I, 0.76% for Class R2, 0.66% for Class R3, 0.41% for Class R4, 0.16% for Class R5 and 0.08% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
#	Does not include expenses of Underlying Funds in which Alpha Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2021

Underlying Fund Name	%*
Lord Abbett Developing Growth Fund, Inc. – Class I	18.92%
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	10.79%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	19.25%
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	9.58%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I	20.82%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	20.55%
Repurchase Agreements	0.09%
Total	100.00%

*	Represents percent of total investments.

Durable Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,222.90	$5.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class C
Actual	$1,000.00	$1,218.00	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class F
Actual	$1,000.00	$1,224.00	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class F3
Actual	$1,000.00	$1,224.10	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class I
Actual	$1,000.00	$1,224.10	$3.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class R3
Actual	$1,000.00	$1,220.70	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R4
Actual	$1,000.00	$1,222.40	$5.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R5
Actual	$1,000.00	$1,224.10	$3.81
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class R6
Actual	$1,000.00	$1,224.10	$3.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.69% for Class C, 0.70% for Class F, 0.65% for Class F3, 0.70% for Class I, 1.19% for Class R3, 0.95% for Class R4, 0.69% for Class R5 and 0.65% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	15.26%
Consumer Discretionary	15.89%
Consumer Staples	3.82%
Financials	1.74%
Health Care	12.75%
Industrials	6.73%
Information Technology	38.40%
Materials	3.37%
Real Estate	1.51%
Repurchase Agreements	0.46%
Money Market Funds(a)	0.06%
Time Deposits(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Focused Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,249.50	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class C
Actual	$1,000.00	$1,244.90	$10.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.87	$9.00
Class F
Actual	$1,000.00	$1,251.00	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class F3
Actual	$1,000.00	$1,251.40	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66
Class I
Actual	$1,000.00	$1,251.40	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R3
Actual	$1,000.00	$1,247.80	$7.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class R4
Actual	$1,000.00	$1,249.40	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class R5
Actual	$1,000.00	$1,251.40	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class R6
Actual	$1,000.00	$1,251.40	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.17	$3.66

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.05% for Class A, 1.80% for Class C, 0.79% for Class F, 0.73% for Class F3, 0.80% for Class I, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 0.73% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	24.98%
Consumer Discretionary	11.93%
Consumer Staples	3.27%
Financials	1.93%
Health Care	13.18%
Industrials	9.43%
Information Technology	30.99%
Repurchase Agreements	4.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,505.80	$5.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class C
Actual	$1,000.00	$1,499.70	$10.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.66	$8.20
Class F
Actual	$1,000.00	$1,506.60	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class F3
Actual	$1,000.00	$1,507.50	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21
Class I
Actual	$1,000.00	$1,506.30	$4.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.47	$3.36
Class R3
Actual	$1,000.00	$1,503.40	$7.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R4
Actual	$1,000.00	$1,505.40	$5.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R5
Actual	$1,000.00	$1,506.70	$4.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.52	$3.31
Class R6
Actual	$1,000.00	$1,507.90	$3.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.21

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.92% for Class A, 1.64% for Class C, 0.66% for Class F, 0.64% for Class F3, 0.67% for Class I, 1.16% for Class R3, 0.91% for Class R4, 0.66% for Class R5 and 0.64% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	9.32%
Consumer Discretionary	12.33%
Consumer Staples	5.29%
Energy	5.87%
Financials	26.28%
Health Care	12.26%
Industrials	11.36%
Information Technology	10.59%
Materials	2.83%
Utilities	3.01%
Repurchase Agreements	0.86%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Focused Small Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,644.80	$7.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class C
Actual	$1,000.00	$1,639.60	$12.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$9.49
Class F
Actual	$1,000.00	$1,647.80	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66
Class F3
Actual	$1,000.00	$1,647.20	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class I
Actual	$1,000.00	$1,647.50	$6.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R5
Actual	$1,000.00	$1,647.60	$6.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class R6
Actual	$1,000.00	$1,646.90	$6.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.19% for Class A, 1.90% for Class C, 0.93% for Class F, 0.94% for Class F3, 0.95% for Class I, 0.94% for Class R5 and 0.93% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	7.08%
Consumer Discretionary	11.99%
Consumer Staples	2.25%
Energy	5.73%
Financials	30.93%
Health Care	1.53%
Industrials	17.34%
Information Technology	9.27%
Materials	3.67%
Real Estate	5.48%
Repurchase Agreements	4.70%
Money Market Funds(a)	0.02%
Time Deposits(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,336.90	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class C
Actual	$1,000.00	$1,331.10	$9.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.31	$8.55
Class F
Actual	$1,000.00	$1,336.90	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class F3
Actual	$1,000.00	$1,339.30	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class I
Actual	$1,000.00	$1,338.10	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class P
Actual	$1,000.00	$1,335.30	$6.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R2
Actual	$1,000.00	$1,333.40	$7.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.56
Class R3
Actual	$1,000.00	$1,335.30	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06
Class R4
Actual	$1,000.00	$1,336.60	$5.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81
Class R5
Actual	$1,000.00	$1,337.80	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.61
Class R6
Actual	$1,000.00	$1,338.00	$3.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.96% for Class A, 1.71% for Class C, 0.81% for Class F, 0.63% for Class F3, 0.72% for Class I, 1.16% for Class P, 1.31% for Class R2, 1.21% for Class R3, 0.96% for Class R4, 0.72% for Class R5 and 0.63% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	8.25%
Consumer Discretionary	8.44%
Consumer Staples	6.86%
Energy	5.35%
Financials	22.88%
Health Care	13.23%
Industrials	13.40%
Information Technology	10.86%
Materials	3.00%
Real Estate	2.86%
Utilities	4.30%
Repurchase Agreements	0.57%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Equity Research Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,311.20	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class C
Actual	$1,000.00	$1,306.60	$9.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,312.60	$4.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class F3
Actual	$1,000.00	$1,314.00	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06
Class I
Actual	$1,000.00	$1,314.50	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R3
Actual	$1,000.00	$1,308.10	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R4
Actual	$1,000.00	$1,311.40	$5.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51
Class R5
Actual	$1,000.00	$1,314.50	$3.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.57	$3.26
Class R6
Actual	$1,000.00	$1,314.10	$3.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.77	$3.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.90% for Class A, 1.65% for Class C, 0.75% for Class F, 0.61% for Class F3, 0.65% for Class I, 1.15% for Class R3, 0.90% for Class R4, 0.65% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	9.28%
Consumer Discretionary	13.18%
Consumer Staples	6.05%
Energy	3.80%
Financials	15.36%
Health Care	9.92%
Industrials	12.14%
Information Technology	20.22%
Materials	5.70%
Real Estate	3.06%
Utilities	1.29%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Growth Leaders Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,209.90	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class C
Actual	$1,000.00	$1,205.30	$8.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.76	$8.10
Class F
Actual	$1,000.00	$1,211.60	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class F3
Actual	$1,000.00	$1,211.70	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.28	$2.96
Class I
Actual	$1,000.00	$1,211.60	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class R2
Actual	$1,000.00	$1,207.90	$6.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16
Class R3
Actual	$1,000.00	$1,208.50	$6.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66
Class R4
Actual	$1,000.00	$1,210.10	$4.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class R5
Actual	$1,000.00	$1,211.50	$3.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.67	$3.16
Class R6
Actual	$1,000.00	$1,211.70	$3.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.92	$2.91

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.62% for Class C, 0.63% for Class F, 0.58% for Class F3, 0.63% for Class I, 1.23% for Class R2, 1.13% for Class R3, 0.88% for Class R4, 0.63% for Class R5 and 0.58% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	20.53%
Consumer Discretionary	12.96%
Consumer Staples	2.78%
Financials	4.91%
Health Care	11.95%
Industrials	8.07%
Information Technology	36.00%
Repurchase Agreements	2.69%
Money Market Funds(a)	0.10%
Time Deposits(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Health Care Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,187.80	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class C
Actual	$1,000.00	$1,183.40	$9.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F
Actual	$1,000.00	$1,189.50	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class F3
Actual	$1,000.00	$1,189.20	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class I
Actual	$1,000.00	$1,189.00	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R3
Actual	$1,000.00	$1,186.20	$6.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$1,187.20	$5.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$1,188.80	$4.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R6
Actual	$1,000.00	$1,189.10	$3.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.78% for Class F, 0.70% for Class F3, 0.78% for Class I, 1.28% for Class R3, 1.03% for Class R4, 0.78% for Class R5 and 0.70% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Consumer Discretionary	0.69%
Health Care	98.34%
Information Technology	0.74%
Materials	0.23%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,267.50	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,263.30	$10.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.54
Class F
Actual	$1,000.00	$1,269.10	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class F3
Actual	$1,000.00	$1,269.40	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16
Class I
Actual	$1,000.00	$1,269.00	$4.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.31
Class P
Actual	$1,000.00	$1,266.70	$7.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R2
Actual	$1,000.00	$1,265.50	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.26	$7.60
Class R3
Actual	$1,000.00	$1,266.20	$7.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.05
Class R4
Actual	$1,000.00	$1,267.50	$6.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81
Class R5
Actual	$1,000.00	$1,269.00	$5.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R6
Actual	$1,000.00	$1,269.60	$4.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	$4.16

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.16% for Class A, 1.91% for Class C, 0.95% for Class F, 0.83% for Class F3, 0.86% for Class I, 1.35% for Class P, 1.52% for Class R2, 1.41% for Class R3, 1.16% for Class R4, 0.91% for Class R5 and 0.83% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	3.87%
Consumer Discretionary	14.34%
Consumer Staples	7.01%
Energy	4.82%
Financials	19.67%
Health Care	8.06%
Industrials	16.12%
Information Technology	12.66%
Materials	7.59%
Real Estate	1.23%
Utilities	1.91%
Repurchase Agreements	0.19%
Money Market Funds(a)	2.27%
Time Deposits(a)	0.26%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,325.00	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,320.70	$11.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.12	$9.74
Class F
Actual	$1,000.00	$1,326.50	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26
Class F3
Actual	$1,000.00	$1,327.20	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	$4.43
Class I
Actual	$1,000.00	$1,327.10	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class P
Actual	$1,000.00	$1,324.20	$8.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R2
Actual	$1,000.00	$1,323.60	$8.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$7.75
Class R3
Actual	$1,000.00	$1,324.40	$8.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.60	$7.25
Class R4
Actual	$1,000.00	$1,325.40	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01
Class R5
Actual	$1,000.00	$1,326.50	$5.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class R6
Actual	$1,000.00	$1,327.80	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.20% for Class A, 1.95% for Class C, 1.05% for Class F, 0.87% for Class F3, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2, 1.45% for Class R3, 1.20% for Class R4, 0.95% for Class R5 and 0.87% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	3.44%
Consumer Discretionary	12.11%
Consumer Staples	4.01%
Financials	13.60%
Health Care	8.37%
Industrials	23.59%
Information Technology	12.84%
Materials	10.24%
Real Estate	6.43%
Utilities	3.16%
Repurchase Agreements	1.29%
Money Market Funds(a)	0.83%
Time Deposits(a)	0.09%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,359.50	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual	$1,000.00	$1,354.40	$10.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.52	$9.35
Class F
Actual	$1,000.00	$1,360.30	$5.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.23	$4.61
Class F3*
Actual	$1,000.00	$1,362.10	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class I
Actual	$1,000.00	$1,362.00	$4.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.73	$4.11
Class R2
Actual	$1,000.00	$1,358.00	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.50	$7.35
Class R3
Actual	$1,000.00	$1,357.00	$8.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.00	$6.85
Class R4
Actual	$1,000.00	$1,358.60	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	$5.61
Class R5
Actual	$1,000.00	$1,363.20	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26
Class R6
Actual	$1,000.00	$1,362.10	$4.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.87% for Class C, 0.92% for Class F, 0.80% for Class F3, 0.82% for Class I, 1.47% for Class R2, 1.37% for Class R3, 1.12% for Class R4, 0.85% for Class R5 and 0.79% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).
*	The annualized expenses have been updated to 0.79% for Class F3. Had these updated expense ratios been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class F3	$4.63	$3.96

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	2.67%
Consumer Discretionary	12.97%
Consumer Staples	4.40%
Energy	5.48%
Financials	24.17%
Health Care	5.22%
Industrials	17.86%
Information Technology	4.84%
Materials	6.75%
Real Estate	3.91%
Utilities	5.51%
Repurchase Agreements	1.77%
Money Market Funds(a)	4.00%
Time Deposits(a)	0.45%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,546.50	$7.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.31
Class C
Actual	$1,000.00	$1,541.10	$12.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.93	$9.94
Class F
Actual	$1,000.00	$1,547.70	$6.38
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06
Class I
Actual	$1,000.00	$1,547.70	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.74	$5.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.26% for Class A, 1.99% for Class C, 1.01% for Class F, 1.02% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	2.54%
Consumer Discretionary	14.06%
Consumer Staples	5.34%
Financials	1.62%
Health Care	36.93%
Industrials	13.05%
Information Technology	22.91%
Real Estate	0.45%
Repurchase Agreements	1.33%
Money Market Funds(a)	1.59%
Time Deposits(a)	0.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.
(a)	Securities were purchased with the cash collateral from loaned securities.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/20	4/30/21	11/1/20 - 4/30/21
Class A
Actual	$1,000.00	$1,403.70	$6.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$1,398.10	$11.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.37	$9.49
Class F
Actual	$1,000.00	$1,404.80	$5.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F3
Actual	$1,000.00	$1,406.40	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06
Class I
Actual	$1,000.00	$1,405.70	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class P
Actual	$1,000.00	$1,401.70	$8.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.10	$6.76
Class R2
Actual	$1,000.00	$1,401.20	$8.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.50
Class R3
Actual	$1,000.00	$1,402.10	$8.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R4
Actual	$1,000.00	$1,403.30	$6.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R5
Actual	$1,000.00	$1,405.30	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56
Class R6
Actual	$1,000.00	$1,406.10	$4.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.15% for Class A, 1.90% for Class C, 1.00% for Class F, 0.81% for Class F3, 0.91% for Class I, 1.35% for Class P, 1.50% for Class R2, 1.40% for Class R3, 1.15% for Class R4, 0.91% for Class R5 and 0.81% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2021

Sector*	%**
Communication Services	0.75%
Consumer Discretionary	14.20%
Consumer Staples	2.57%
Energy	2.07%
Financials	13.44%
Health Care	15.40%
Industrials	19.53%
Information Technology	14.92%
Materials	8.71%
Real Estate	5.45%
Utilities	2.09%
Repurchase Agreements	0.87%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2021

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a)(b) 99.73%
Lord Abbett Developing Growth Fund, Inc. – Class I(c)	4,159,873	$172,343
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I*(d)	2,969,786	98,330
Lord Abbett Securities Trust – International Opportunities Fund – Class I*(d)	8,169,474	175,317
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I*(d)	3,494,715	87,228
Lord Abbett Research Fund, Inc. – Small Cap Value Fund – Class I(d)	8,247,570	189,612
Lord Abbett Securities Trust – Value Opportunities Fund – Class I(d)	7,893,774	187,161
Total Investments in Underlying Funds (cost $709,409,254)		909,991
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.09%

REPURCHASE AGREEMENTS 0.09%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $870,600 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $856,344; proceeds: $839,511 (cost $839,511)	$840	$840
Total Investments in Securities 99.82% (cost $710,248,765)		910,831
Other Assets in Excess of Liabilities 0.18%		1,662
Net Assets 100.00%		$912,493

*	Non-income producing security.
(a)	Affiliated issuers (See Note 13).
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(d)	Fund investment objective is long-term capital appreciation.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$909,991	$–	$–	$909,991
Short-Term Investments
Repurchase Agreements	–	840	–	840
Total	$909,991	$840	$–	$910,831

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Underlying Funds.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)

DURABLE GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.55%

Aerospace & Defense 1.25%
CAE, Inc. (Canada)(a)	38,099	$1,193
TransDigm Group, Inc.*	1,216	747
Total		1,940

Automobiles 1.35%
Tesla, Inc.*	2,939	2,085

Banks 0.98%
First Republic Bank	8,273	1,516

Beverages 1.92%
Brown-Forman Corp. Class B	9,905	755
Coca-Cola Co. (The)	41,082	2,218
Total		2,973

Biotechnology 1.51%
Genmab A/S ADR*	21,551	794
Seagen, Inc.*	4,158	598
Vertex Pharmaceuticals, Inc.*	4,354	950
Total		2,342

Capital Markets 0.76%
Moody’s Corp.	3,604	1,177

Chemicals 1.00%
Air Products & Chemicals, Inc.	5,387	1,554

Construction Materials 1.03%
Vulcan Materials Co.	8,988	1,602

Containers & Packaging 1.34%
Avery Dennison Corp.	4,875	1,044
Ball Corp.	11,016	1,032
Total		2,076

Entertainment 3.01%
Activision Blizzard, Inc.	11,677	1,065
Netflix, Inc.*	4,868	2,500
Walt Disney Co. (The)*	5,948	1,106
Total		4,671
Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 1.52%
SBA Communications Corp.	7,837	$2,349

Food & Staples Retailing 0.74%
Walmart, Inc.	8,217	1,150

Health Care Equipment & Supplies 5.63%
Align Technology, Inc.*	3,195	1,903
Danaher Corp.	6,490	1,648
DexCom, Inc.*	3,095	1,195
Intuitive Surgical, Inc.*	2,023	1,750
West Pharmaceutical Services, Inc.	2,963	973
Zimmer Biomet Holdings, Inc.	7,106	1,259
Total		8,728

Health Care Providers & Services 0.49%
Guardant Health, Inc.*	4,817	766

Health Care Technology 0.47%
Veeva Systems, Inc. Class A*	2,553	721

Hotels, Restaurants & Leisure 1.32%
Airbnb, Inc. Class A*	1,915	331
Chipotle Mexican Grill, Inc.*	797	1,189
Hilton Worldwide Holdings, Inc.*	4,105	528
Total		2,048

Industrial Conglomerates 1.49%
Honeywell International, Inc.	5,587	1,246
Roper Technologies, Inc.	2,378	1,062
Total		2,308

Information Technology Services 10.09%
Fidelity National Information Services, Inc.	10,714	1,638
Genpact Ltd.	26,346	1,252
Global Payments, Inc.	5,371	1,153
Mastercard, Inc. Class A	10,974	4,193
PayPal Holdings, Inc.*	14,893	3,906
Twilio, Inc. Class A*	3,736	1,374
Visa, Inc. Class A	9,099	2,125
Total		15,641

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DURABLE GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
Interactive Media & Services 12.26%
Alphabet, Inc. Class A*	3,881	$9,134
Facebook, Inc. Class A*	23,114	7,514
Match Group, Inc.*	9,256	1,441
Snap, Inc. Class A*	14,776	913
Total		19,002

Internet & Direct Marketing Retail 8.39%
Amazon.com, Inc.*	3,752	13,010

Life Sciences Tools & Services 1.21%
10X Genomics, Inc. Class A*	5,581	1,104
Repligen Corp.*	3,614	765
Total		1,869

Machinery 0.87%
Stanley Black & Decker, Inc.	6,516	1,347

Multi-Line Retail 0.65%
Dollar Tree, Inc.*	8,775	1,008

Personal Products 1.16%
Estee Lauder Cos., Inc. (The) Class A	5,751	1,805

Pharmaceuticals 3.45%
AstraZeneca plc ADR	19,509	1,035
Eli Lilly & Co.	12,236	2,237
Zoetis, Inc.	12,028	2,081
Total		5,353

Road & Rail 3.13%
J.B. Hunt Transport Services, Inc.	8,737	1,492
Norfolk Southern Corp.	4,666	1,303
Old Dominion Freight Line, Inc.	5,928	1,528
Uber Technologies, Inc.*	9,575	524
Total		4,847
Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 6.59%
Analog Devices, Inc.	10,603	$1,624
Lam Research Corp.	3,238	2,009
NVIDIA Corp.	6,237	3,745
NXP Semiconductors NV (Netherlands)(a)	6,082	1,171
QUALCOMM, Inc.	12,056	1,673
Total		10,222

Software 14.65%
DocuSign, Inc.*	4,050	903
Microsoft Corp.	51,602	13,013
RingCentral, Inc. Class A*	7,039	2,245
salesforce.com, Inc.*	13,727	3,161
ServiceNow, Inc.*	4,416	2,236
Splunk, Inc.*	8,352	1,056
UiPath, Inc. Class A*(b)	1,345	97
Total		22,711

Specialty Retail 2.61%
Burlington Stores, Inc.*	6,822	2,226
Home Depot, Inc. (The)	5,609	1,816
Total		4,042

Technology Hardware, Storage & Peripheral 7.09%
Apple, Inc.	83,640	10,995

Textiles, Apparel & Luxury Goods 1.59%
NIKE, Inc. Class B	18,528	2,457
Total Common Stocks (cost $109,916,666)		154,315

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(concluded)

DURABLE GROWTH FUND April 30, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.52%

Repurchase Agreements 0.45%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $737,100 of U.S. Treasury Note at 0.375% due 11/30/2025 value: $725,030; proceeds: $710,774 (cost $710,774)	$711	$711
Investments	Shares	Fair Value (000)
Money Market Funds 0.06%
Fidelity Government Portfolio(c) (cost $92,238)	92,238	$92

Time Deposits 0.01%
CitiBank N.A.(c) (cost $10,249)	10,249	10
Total Short-Term Investments (cost $813,261)		813
Total Investments in Securities 100.07% (cost $110,729,927)		155,128
Liabilities in Excess of Other Assets (0.07)%		(116)
Net Assets 100.00%		$155,012

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$154,315	$–	$–	$154,315
Short-Term Investments
Repurchase Agreements	–	711	–	711
Money Market Funds	92	–	–	92
Time Deposits	–	10	–	10
Total	$154,407	$721	$–	$155,128

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.65%

Aerospace & Defense 3.24%
Axon Enterprise, Inc.*	9,741	$1,477

Automobiles 2.11%
Tesla, Inc.*	1,359	964

Banks 1.99%
SVB Financial Group*	1,585	906

Biotechnology 2.66%
Arena Pharmaceuticals, Inc.*	5,739	394
TG Therapeutics, Inc.*	9,838	440
Turning Point Therapeutics, Inc.*	4,994	380
Total		1,214

Electrical Equipment 3.10%
Generac Holdings, Inc.*	4,357	1,412

Electronic Equipment, Instruments & Components 3.46%
Trimble, Inc.*	19,262	1,580

Entertainment 7.55%
Activision Blizzard, Inc.	8,530	778
Roku, Inc.*	3,477	1,193
Walt Disney Co. (The)*	7,921	1,473
Total		3,444

Health Care Equipment & Supplies 10.92%
Align Technology, Inc.*	2,761	1,644
IDEXX Laboratories, Inc.*	2,218	1,218
Insulet Corp.*	4,108	1,213
Intuitive Surgical, Inc.*	1,044	903
Total		4,978

Hotels, Restaurants & Leisure 1.94%
DraftKings, Inc. Class A*	15,624	885

Information Technology Services 4.38%
PayPal Holdings, Inc.*	3,338	875
Square, Inc. Class A*	4,578	1,121
Total		1,996
Investments	Shares	Fair Value (000)
Interactive Media & Services 18.20%
Alphabet, Inc. Class A*	1,666	$3,921
Facebook, Inc. Class A*	6,281	2,042
Match Group, Inc.*	5,143	800
Snap, Inc. Class A*	24,795	1,533
Total		8,296

Internet & Direct Marketing Retail 6.24%
Amazon.com, Inc.*	820	2,843

Personal Products 3.37%
Estee Lauder Cos., Inc. (The) Class A	4,893	1,536

Road & Rail 3.38%
Uber Technologies, Inc.*	28,112	1,540

Semiconductors & Semiconductor Equipment 6.93%
Applied Materials, Inc.	11,281	1,497
NVIDIA Corp.	2,767	1,661
Total		3,158

Software 12.14%
Crowdstrike Holdings, Inc. Class A*	3,164	660
DocuSign, Inc.*	2,025	451
Five9, Inc.*	6,304	1,185
Microsoft Corp.	12,836	3,237
Total		5,533

Technology Hardware, Storage & Peripheral 5.03%
Apple, Inc.	17,442	2,293

Textiles, Apparel & Luxury Goods 2.01%
NIKE, Inc. Class B	6,902	915
Total Common Stocks (cost $38,242,975)		44,970

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(concluded)

FOCUSED GROWTH FUND April 30, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 4.42%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $2,091,300 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $2,057,056; proceeds: $2,016,660 (cost $2,016,660)	$2,017	$2,017
Total Investments in Securities 103.07% (cost $40,259,635)		46,987
Liabilities in Excess of Other Assets (3.07)%		(1,400)
Net Assets 100.00%		$45,587

*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$44,970	$–	$–	$44,970
Short-Term Investments
Repurchase Agreements	–	2,017	–	2,017
Total	$44,970	$2,017	$–	$46,987

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED LARGE CAP VALUE FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.05%

Aerospace & Defense 3.26%
Raytheon Technologies Corp.	336,070	$27,974

Auto Components 2.89%
Lear Corp.	135,117	24,840

Banks 10.37%
CIT Group, Inc.	659,844	35,163
Citigroup, Inc.	414,922	29,559
JPMorgan Chase & Co.	158,340	24,354
Total		89,076

Biotechnology 2.70%
AbbVie, Inc.	207,850	23,175

Building Products 2.88%
Masco Corp.	387,520	24,755

Capital Markets 9.61%
Ameriprise Financial, Inc.	124,456	32,159
Invesco Ltd.	1,009,218	27,249
KKR & Co., Inc. Class A	409,047	23,144
Total		82,552

Chemicals 2.82%
Dow, Inc.	387,947	24,247

Electric: Utilities 3.01%
NRG Energy, Inc.	722,050	25,864

Electronic Equipment, Instruments & Components 2.69%
Avnet, Inc.	525,121	23,063

Energy Equipment & Services 1.39%
Schlumberger NV	441,090	11,932

Health Care Providers & Services 7.33%
CVS Health Corp.	262,902	20,086
McKesson Corp.	112,990	21,192
Universal Health Services, Inc. Class B	146,066	21,678
Total		62,956
Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.73%
Caesars Entertainment, Inc.*	326,960	$31,990

Household Products 2.81%
Spectrum Brands Holdings, Inc.	274,132	24,162

Information Technology Services 2.85%
Sabre Corp.*	1,632,160	24,450

Insurance 6.27%
Fidelity National Financial, Inc.	624,600	28,494
Hartford Financial Services Group, Inc. (The)	384,300	25,349
Total		53,843

Interactive Media & Services 3.47%
Facebook, Inc. Class A*	91,700	29,810

Machinery 5.21%
Allison Transmission Holdings, Inc.	553,960	22,972
Westinghouse Air Brake Technologies Corp.	265,392	21,781
Total		44,753

Media 5.84%
Comcast Corp. Class A	416,250	23,373
Nexstar Media Group, Inc. Class A	181,401	26,740
Total		50,113

Oil, Gas & Consumable Fuels 4.48%
Marathon Petroleum Corp.	229,300	12,760
Pioneer Natural Resources Co.	88,740	13,651
Total SE ADR	271,454	12,020
Total		38,431

Pharmaceuticals 2.22%
Bristol-Myers Squibb Co.	305,350	19,060

Semiconductors & Semiconductor Equipment 1.57%
Intel Corp.	233,651	13,442

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(concluded)

FOCUSED LARGE CAP VALUE FUND April 30, 2021

Investments	Shares	Fair Value (000)
Software 3.48%
McAfee Corp. Class A	1,231,785	$29,908

Specialty Retail 5.70%
Lowe’s Cos., Inc.	131,938	25,893
TJX Cos., Inc. (The)	324,880	23,066
Total		48,959

Tobacco 2.47%
Philip Morris International, Inc.	222,990	21,184
Total Common Stocks (cost $621,153,152)		850,539
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.85%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $7,607,000 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $7,482,440; proceeds: $7,335,699 (cost $7,335,699)	$7,335	$7,335
Total Investments in Securities 99.90% (cost $628,488,851)		857,874
Other Assets in Excess of Liabilities 0.10%		844
Net Assets 100.00%		$858,718

ADR	American Depositary Receipt.
*	Non-income producing security.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$850,539	$–	$–	$850,539
Short-Term Investments
Repurchase Agreements	–	7,335	–	7,335
Total	$850,539	$7,335	$–	$857,874

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)

FOCUSED SMALL CAP VALUE FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.47%

Airlines 1.31%
Hawaiian Holdings, Inc.*	131,959	$3,313

Auto Components 2.27%
American Axle & Manufacturing Holdings, Inc.*	621,159	5,764

Banks 13.94%
Bancorp, Inc. (The)*	328,487	7,294
BankUnited, Inc.	125,100	5,831
Pacific Premier Bancorp, Inc.	124,400	5,477
Sterling Bancorp	231,429	5,816
TriState Capital Holdings, Inc.*	202,867	4,842
Western Alliance Bancorp	58,073	6,102
Total		35,362

Building Products 2.49%
Masonite International Corp.*	49,944	6,307

Capital Markets 5.45%
Moelis & Co. Class A	71,100	3,859
Sculptor Capital Management, Inc.	209,734	4,769
Victory Capital Holdings, Inc. Class A	187,369	5,200
Total		13,828

Commercial Services & Supplies 3.92%
RR Donnelley & Sons Co.*	1,163,292	5,037
SP Plus Corp.*	143,218	4,917
Total		9,954

Consumer Finance 1.21%
Nelnet, Inc. Class A	41,500	3,081

Containers & Packaging 1.92%
Pactiv Evergreen, Inc.	330,000	4,858

Electrical Equipment 2.03%
GrafTech International Ltd.	405,417	5,157
Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 1.79%
Avnet, Inc.	103,586	$4,549

Entertainment 1.66%
Marcus Corp. (The)*	211,569	4,223

Equity Real Estate Investment Trusts 3.46%
Outfront Media, Inc.	156,867	3,823
Sunstone Hotel Investors, Inc.	376,472	4,954
Total		8,777

Health Care Equipment & Supplies 1.54%
NuVasive, Inc.*	54,600	3,901

Hotels, Restaurants & Leisure 4.02%
Bally’s Corp.	80,102	4,643
Caesars Entertainment, Inc.*	56,867	5,564
Total		10,207

Household Durables 2.06%
Purple Innovation, Inc.*	153,073	5,217

Household Products 2.26%
Spectrum Brands Holdings, Inc.	64,927	5,723

Information Technology Services 2.05%
International Money Express, Inc.*	328,877	5,190

Insurance 5.03%
American Equity Investment Life Holding Co.	142,673	4,420
Axis Capital Holdings Ltd.	62,700	3,499
Stewart Information Services Corp.	82,625	4,846
Total		12,765

Interactive Media & Services 1.68%
Cars.com, Inc.*	321,857	4,252

Leisure Products 1.56%
Malibu Boats, Inc. Class A*	47,600	3,968

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

FOCUSED SMALL CAP VALUE FUND April 30, 2021

Investments		Shares	Fair Value (000)
Machinery 7.32%
Blue Bird Corp.*		213,400	$5,749
Columbus McKinnon Corp.		98,100	4,857
Hillenbrand, Inc.		93,452	4,587
Miller Industries, Inc.		78,211	3,365
Total			18,558

Media 3.75%
EW Scripps Co. (The) Class A		224,800	4,860
Nexstar Media Group, Inc. Class A		31,596	4,658
Total			9,518

Metals & Mining 1.77%
Lundin Mining Corp.(a)	CAD	370,600	4,477

Oil, Gas & Consumable Fuels 5.74%
Centennial Resource Development, Inc. Class A*(b)		858,979	3,642
Diamond S Shipping, Inc.*		345,097	3,399
MEG Energy Corp.(a)*	CAD	667,000	3,685
Par Pacific Holdings, Inc.*		252,308	3,832
Total			14,558

Professional Services 0.31%
TrueBlue, Inc.*		27,686	783

Real Estate Management & Development 2.03%
Realogy Holdings Corp.*		298,675	5,161

Semiconductors & Semiconductor Equipment 3.69%
Advanced Energy Industries, Inc.		40,800	4,501
Ichor Holdings Ltd.*		87,100	4,857
Total			9,358

Specialty Retail 2.10%
Sally Beauty Holdings, Inc.*		265,269	5,324

Technology Hardware, Storage & Peripherals 1.76%
Diebold Nixdorf, Inc.*		296,784	4,455
Investments	Shares	Fair Value (000)
Thrifts & Mortgage Finance 5.35%
Axos Financial, Inc.*	105,516	$4,764
Essent Group Ltd.	74,400	3,912
Flagstar Bancorp, Inc.	105,000	4,887
Total		13,563
Total Common Stocks (cost $185,217,994)		242,151

	Principal Amount (000)

SHORT-TERM INVESTMENTS 4.73%

Repurchase Agreements 4.71%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $12,384,200 of U.S. Treasury Note at 0.375% due 11/30/2025 value: $12,181,417; proceeds: $11,942,545 (cost $11,942,545)	$11,943	11,943

	Shares

Money Market Funds 0.02%
Fidelity Government Portfolio(c) (cost $45,000)	45,000	45

Time Deposits 0.00%
CitiBank N.A.(c) (cost $5,000)	5,000	5
Total Short-Term Investments (cost $11,992,545)		11,993
Total Investments in Securities 100.20% (cost $197,210,539)		254,144
Liabilities in Excess of Foreign Cash and Other Assets (0.20)%		(518)
Net Assets 100.00%		$253,626

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FOCUSED SMALL CAP VALUE FUND April 30, 2021

CAD	Canadian dollar.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$242,151	$–	$–	$242,151
Short-Term Investments
Repurchase Agreements	–	11,943	–	11,943
Money Market Funds	45	–	–	45
Time Deposits	–	5	–	5
Total	$242,196	$11,948	$–	$254,144

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	41

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.46%

Aerospace & Defense 2.08%
Raytheon Technologies Corp.	473,130	$39,383

Auto Components 1.17%
Lear Corp.	120,719	22,193

Automobiles 1.47%
General Motors Co.	485,590	27,786

Banks 9.79%
CIT Group, Inc.	699,980	37,302
East West Bancorp, Inc.	446,643	34,012
JPMorgan Chase & Co.	494,406	76,045
Western Alliance Bancorp	363,010	38,141
Total		185,500

Beverages 1.52%
PepsiCo, Inc.	199,216	28,719

Biotechnology 1.49%
AbbVie, Inc.	127,220	14,185
Vertex Pharmaceuticals, Inc.*	64,400	14,052
Total		28,237

Building Products 1.58%
Masco Corp.	468,430	29,923

Capital Markets 5.33%
Ameriprise Financial, Inc.	131,486	33,976
Blackstone Group, Inc. (The) Class A	329,170	29,128
Morgan Stanley	459,056	37,895
Total		100,999

Chemicals 3.00%
Dow, Inc.	404,650	25,291
PPG Industries, Inc.	183,839	31,480
Total		56,771

Consumer Finance 2.08%
American Express Co.	256,956	39,404
Investments	Shares	Fair Value (000)
Diversified Financial Services 1.26%
Equitable Holdings, Inc.	698,551	$23,912

Electric: Utilities 3.22%
Edison International	310,068	18,434
NextEra Energy, Inc.	260,340	20,179
NRG Energy, Inc.	626,049	22,425
Total		61,038

Equity Real Estate Investment Trusts 2.86%
Alexandria Real Estate Equities, Inc.	100,007	18,111
Host Hotels & Resorts, Inc.	928,079	16,854
Prologis, Inc.	165,463	19,282
Total		54,247

Food & Staples Retailing 0.96%
BJ’s Wholesale Club Holdings, Inc.*	407,903	18,221

Health Care Equipment & Supplies 3.45%
Medtronic plc (Ireland)(a)	306,889	40,178
Zimmer Biomet Holdings, Inc.	142,190	25,190
Total		65,368

Health Care Providers & Services 3.65%
CVS Health Corp.	357,346	27,301
McKesson Corp.	93,633	17,562
UnitedHealth Group, Inc.	60,720	24,215
Total		69,078

Hotels, Restaurants & Leisure 1.60%
Caesars Entertainment, Inc.*	310,337	30,363

Household Products 1.97%
Procter & Gamble Co. (The)	279,603	37,305

Industrial Conglomerates 2.30%
Honeywell International, Inc.	195,572	43,620

Information Technology Services 0.96%
Mastercard, Inc. Class A	47,510	18,152

42	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2021

Investments	Shares	Fair Value (000)
Insurance 4.42%
American International Group, Inc.	521,982	$25,290
Everest Re Group Ltd.	106,625	29,530
Fidelity National Financial, Inc.	631,960	28,830
Total		83,650

Interactive Media & Services 3.24%
Alphabet, Inc. Class A*	20,000	47,070
Facebook, Inc. Class A*	44,222	14,376
Total		61,446

Internet & Direct Marketing Retail 1.12%
eBay, Inc.	380,859	21,248

Life Sciences Tools & Services 0.77%
Thermo Fisher Scientific, Inc.	30,790	14,478

Machinery 4.46%
Allison Transmission Holdings, Inc.	626,285	25,972
Cummins, Inc.	120,142	30,281
Westinghouse Air Brake Technologies Corp.	344,797	28,297
Total		84,550

Media 4.00%
Comcast Corp. Class A	733,994	41,214
Fox Corp. Class A	555,340	20,781
Nexstar Media Group, Inc. Class A	92,780	13,676
Total		75,671

Multi-Utilities 1.08%
CMS Energy Corp.	316,880	20,404

Oil, Gas & Consumable Fuels 5.35%
Chesapeake Energy Corp.*	307,664	14,020
Chevron Corp.	228,370	23,538
Marathon Petroleum Corp.	314,703	17,513
Investments	Shares		Fair Value (000)
Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.		186,920	$28,754
Total SE ADR		395,430	17,510
Total			101,335

Personal Products 1.39%
Unilever plc(b)	GBP	448,180	26,253

Pharmaceuticals 3.88%
Bristol-Myers Squibb Co.		587,286	36,658
Eli Lilly & Co.		73,530	13,439
Sanofi(b)	EUR	223,340	23,416
Total			73,513

Road & Rail 1.51%
Norfolk Southern Corp.		102,350	28,580

Semiconductors & Semiconductor Equipment 4.26%
KLA Corp.		29,500	9,303
Micron Technology, Inc.*		170,300	14,658
Taiwan Semiconductor Manufacturing Co., Ltd.	ADR	190,600	22,251
Texas Instruments, Inc.		191,477	34,563
Total			80,775

Software 2.85%
Microsoft Corp.		107,070	27,001
Oracle Corp.		354,690	26,882
Total			53,883

Specialty Retail 3.08%
Lowe’s Cos., Inc.		159,190	31,241
TJX Cos., Inc. (The)		382,746	27,175
Total			58,416

Technology Hardware, Storage & Peripherals 2.80%
Apple, Inc.		206,560	27,154
NetApp, Inc.		347,099	25,925
Total			53,079

See Notes to Financial Statements.	43

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2021

Investments	Shares	Fair Value (000)
Tobacco 1.03%
Philip Morris International, Inc.	205,108	$19,485

Trading Companies & Distributors 1.47%
AerCap Holdings NV (Ireland)*(a)	478,065	27,847

Wireless Telecommunication Services 1.01%
T-Mobile US, Inc.*	145,331	19,203
Total Common Stocks (cost $1,340,379,789)		1,884,035
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.57%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $11,207,700 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $11,024,181; proceeds: $10,807,979 (cost $10,807,979)	$10,808	$10,808
Total Investments in Securities 100.03% (cost $1,351,187,768)		1,894,843
Liabilities in Excess of Other Assets (0.03)%		(642)
Net Assets 100.00%		$1,894,201

ADR	American Depositary Receipt.
EUR	Euro.
GBP	British pound.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$–	$26,253	$–	$26,253
Pharmaceuticals	50,097	23,416	–	73,513
Remaining Industries	1,784,269	–	–	1,784,269
Short-Term Investments
Repurchase Agreements	–	10,808	–	10,808
Total	$1,834,366	$60,477	$–	$1,894,843

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

44	See Notes to Financial Statements.

Schedule of Investments (unaudited)

GLOBAL EQUITY RESEARCH FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.90%

Brazil 2.02%

Metals & Mining
Vale SA	10,054	$202

Canada 3.73%

Aerospace & Defense 1.39%
CAE, Inc.	4,436	139

Banks 1.16%
Royal Bank of Canada	1,218	116

Information Technology Services 0.71%
Shopify, Inc.*	60	71

Oil, Gas & Consumable Fuels 0.47%
Pembina Pipeline Corp.	1,532	47
Total Canada		373

China 3.90%

Construction Materials 0.77%
China Resources Cement Holdings Ltd.	71,031	77

Insurance 1.12%
Ping An Insurance Group Co. of China Ltd. Class H	10,269	112

Interactive Media & Services 1.33%
Tencent Holdings Ltd.	1,673	134

Internet & Direct Marketing Retail 0.68%
Vipshop Holdings Ltd. ADR*	2,210	68
Total China		391

Denmark 1.19%

Beverages
Carlsberg A/S Class B	677	119

France 5.26%

Insurance 1.78%
AXA SA	6,312	178
Investments	Shares	U.S. $ Fair Value (000)
Life Sciences Tools & Services 0.50%
Sartorius Stedim Biotech	110	$50

Multi-Utilities 0.94%
Engie SA*	6,279	94

Personal Products 0.93%
L’Oreal SA	227	93

Textiles, Apparel & Luxury Goods 1.11%
LVMH Moet Hennessy Louis Vuitton SE	147	111
Total France		526

Germany 1.13%

Semiconductors & Semiconductor Equipment
Infineon Technologies AG	2,831	114

Hong Kong 1.94%

Real Estate Management & Development 1.21%
Kerry Properties Ltd.	35,940	121

Textiles, Apparel & Luxury Goods 0.73%
Stella International Holdings Ltd.	59,634	74
Total Hong Kong		195

India 0.62%

Banks
ICICI Bank Ltd. ADR*	3,791	62

Japan 5.64%

Auto Components 1.29%
Denso Corp.	2,003	129

Electrical Equipment 1.08%
Fuji Electric Co., Ltd.	2,365	108

Electronic Equipment, Instruments & Components 1.69%
Keyence Corp.	177	85
TDK Corp.	619	84
		169

See Notes to Financial Statements.	45

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Household Durables 1.05%
Sony Corp.	1,048	$105

Personal Products 0.53%
Shiseido Co., Ltd.	736	53
Total Japan		564

Mexico 1.60%

Banks 0.96%
Grupo Financiero Banorte SAB de CV	16,837	96

Transportation Infrastructure 0.64%
Grupo Aeroportuario del Pacifico SAB de CV*	6,239	64
Total Mexico		160

Netherlands 2.76%

Information Technology Services 0.76%
Adyen NV*†	31	77

Insurance 1.00%
NN Group NV	2,010	100

Semiconductors & Semiconductor Equipment 1.00%
ASML Holding NV	154	100
Total Netherlands		277

Norway 1.33%

Independent Power and Renewable Electricity Producer 0.34%
Scatec ASA†	1,269	34

Oil, Gas & Consumable Fuels 0.99%
Equinor ASA	4,916	99
Total Norway		133

South Korea 2.47%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,391	247
Investments	Shares	U.S. $ Fair Value (000)
Sweden 1.44%

Machinery
Alfa Laval AB	4,276	$144

Switzerland 2.26%

Capital Markets 1.69%
UBS Group AG	11,083	169

Life Sciences Tools & Services 0.57%
Lonza Group AG	89	57
Total Switzerland		226

Taiwan 1.61%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	7,644	161

United Kingdom 2.45%

Equity Real Estate Investment Trusts 1.02%
UNITE Group plc (The)	6,356	102

Insurance 0.77%
Prudential plc	3,644	77

Specialty Retail 0.66%
WH Smith plc*	2,635	66
Total United Kingdom		245

United States 57.55%

Aerospace & Defense 0.79%
TransDigm Group, Inc.*	129	79

Auto Components 1.99%
Lear Corp.	1,085	199

Banks 2.24%
Bancorp, Inc. (The)*	5,082	113
Western Alliance Bancorp	1,060	111
		224

Beverages 0.97%
Coca-Cola Co. (The)	1,791	97

46	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Biotechnology 2.51%
Natera, Inc.*	896	$99
TG Therapeutics, Inc.*	786	35
Vertex Pharmaceuticals, Inc.*	537	117
		251

Building Products 1.04%
Masco Corp.	1,622	104

Chemicals 2.84%
Axalta Coating Systems Ltd.*	4,329	138
Valvoline, Inc.	4,671	147
		285

Consumer Finance 3.35%
Ally Financial, Inc.	3,510	181
Discover Financial Services	1,356	154
		335

Diversified Financial Services 0.51%
Equitable Holdings, Inc.	1,486	51

Electrical Equipment 1.14%
AMETEK, Inc.	847	114

Entertainment 2.36%
Activision Blizzard, Inc.	1,122	103
Live Nation Entertainment, Inc.*	993	81
Roku, Inc.*	152	52
		236

Equity Real Estate Investment Trusts 0.80%
Alexandria Real Estate Equities, Inc.	444	80

Food & Staples Retailing 2.37%
Sysco Corp.	848	72
Walmart, Inc.	1,179	165
		237
Investments	Shares	U.S. $ Fair Value (000)
Health Care Equipment & Supplies 1.95%
Align Technology, Inc.*	82	$49
DexCom, Inc.*	117	45
Zimmer Biomet Holdings, Inc.	569	101
		195

Health Care Providers & Services 1.37%
UnitedHealth Group, Inc.	344	137

Hotels, Restaurants & Leisure 0.99%
Caesars Entertainment, Inc.*	1,014	99

Information Technology Services 2.34%
Mastercard, Inc. Class A	357	136
PayPal Holdings, Inc.*	373	98
		234

Interactive Media & Services 5.47%
Alphabet, Inc. Class A*	138	325
Facebook, Inc. Class A*	565	184
Pinterest, Inc. Class A*	593	39
		548

Internet & Direct Marketing Retail 2.91%
Amazon.com, Inc.*	84	291

Life Sciences Tools & Services 0.75%
10X Genomics, Inc. Class A*	382	75

Machinery 2.14%
Crane Co.	1,172	110
Stanley Black & Decker, Inc.	505	105
		215

Oil, Gas & Consumable Fuels 2.30%
Marathon Petroleum Corp.	1,651	92
Pioneer Natural Resources Co.	900	138
		230

Pharmaceuticals 2.17%
Eli Lilly & Co.	615	112
Merck & Co., Inc.	1,407	105
		217

See Notes to Financial Statements.	47

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY RESEARCH FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Road & Rail 2.35%
Norfolk Southern Corp.	614	$172
Uber Technologies, Inc.*	1,157	63
		235

Semiconductors & Semiconductor Equipment 3.07%
Applied Materials, Inc.	991	132
NVIDIA Corp.	292	175
		307

Software 5.20%
Microsoft Corp.	1,462	369
RingCentral, Inc. Class A*	209	67
salesforce.com, Inc.*	370	85
		521
Investments	Shares	U.S. $ Fair Value (000)
Specialty Retail 1.63%
Sally Beauty Holdings, Inc.*	4,338	$87
TJX Cos., Inc. (The)	1,068	76
		163
Total United States		5,759
Total Common Stocks 98.90% (cost $7,837,387)		9,898
Cash, Foreign Cash and Other Assets in Excess Liabilities 1.10%		110
Net Assets 100.00%		$10,008

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $111, which represents 1.11% of net assets.

48	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY RESEARCH FUND April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
China	$68	$323	$–	$391
Denmark	–	119	–	119
France	–	526	–	526
Germany	–	114	–	114
Hong Kong	–	195	–	195
Japan	–	564	–	564
Netherlands	–	277	–	277
Norway	–	133	–	133
South Korea	–	247	–	247
Sweden	–	144	–	144
Switzerland	–	226	–	226
Taiwan	–	161	–	161
United Kingdom	102	143	–	245
Remaining Countries	6,556	–	–	6,556
Total	$6,726	$3,172	$–	$9,898

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	49

Schedule of Investments (unaudited)

GROWTH LEADERS FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.10%

Aerospace & Defense 1.21%
Axon Enterprise, Inc.*	729,436	$110,590

Automobiles 1.59%
Tesla, Inc.*	204,876	145,347

Banks 2.34%
Silvergate Capital Corp. Class A*	458,820	49,195
SVB Financial Group*	287,656	164,490
Total		213,685

Beverages 1.27%
Monster Beverage Corp.*	1,199,115	116,374

Biotechnology 3.72%
Arena Pharmaceuticals, Inc.*	1,126,510	77,312
Mirati Therapeutics, Inc.*	318,393	52,923
Natera, Inc.*	673,702	74,121
TG Therapeutics, Inc.*	2,321,504	103,795
Turning Point Therapeutics, Inc.*	419,864	32,006
Total		340,157

Building Products 0.81%
AZEK Co., Inc. (The)*	1,528,587	73,800

Capital Markets 2.67%
Blackstone Group, Inc. (The)	1,291,446	114,280
Coinbase Global, Inc. Class A*	204,403	60,838
MSCI, Inc.	141,272	68,626
Total		243,744

Electrical Equipment 1.77%
Generac Holdings, Inc.*	402,431	130,367
Sunrun, Inc.*	633,817	31,057
Total		161,424
Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components 3.24%
Amphenol Corp. Class A	1,054,389	$71,002
Cognex Corp.	1,124,871	96,874
Trimble, Inc.*	1,560,935	127,997
Total		295,873

Entertainment 4.91%
Activision Blizzard, Inc.	1,033,712	94,264
Live Nation Entertainment, Inc.*	946,362	77,488
Roku, Inc.*	452,318	155,132
Walt Disney Co. (The)*	657,230	122,258
Total		449,142

Health Care Equipment & Supplies 6.97%
Align Technology, Inc.*	345,947	206,022
Danaher Corp.	179,829	45,666
IDEXX Laboratories, Inc.*	209,249	114,875
Insulet Corp.*	454,056	134,046
Intuitive Surgical, Inc.*	157,875	136,562
Total		637,171

Health Care Technology 0.89%
Inspire Medical Systems, Inc.* 344,059		81,480

Hotels, Restaurants & Leisure 2.00%
Airbnb, Inc. Class A*(a)	334,007	57,686
DraftKings, Inc. Class A*	2,203,878	124,872
Total		182,558

Industrial Conglomerates 1.24%
Honeywell International, Inc.	506,235	112,911

Information Technology Services 7.56%
EPAM Systems, Inc.*	144,643	66,210
Mastercard, Inc. Class A	631,832	241,398
PayPal Holdings, Inc.*	420,581	110,314
Shopify, Inc. Class A (Canada)*(b)	56,242	66,507
Square, Inc. Class A*	553,705	135,558
Twilio, Inc. Class A*	192,093	70,652
Total		690,639

50	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GROWTH LEADERS FUND April 30, 2021

Investments	Shares	Fair Value (000)
Interactive Media & Services 16.02%
Alphabet, Inc. Class A*	319,616	$752,216
Bumble, Inc. Class A*	1,135,247	68,387
Facebook, Inc. Class A*	1,122,486	364,898
Match Group, Inc.*	735,318	114,438
Snap, Inc. Class A*	2,653,402	164,033
Total		1,463,972

Internet & Direct Marketing Retail 6.31%
Amazon.com, Inc.*	129,879	450,345
Coupang, Inc. (South Korea)*(b)	940,370	39,402
MercadoLibre, Inc. (Argentina)*(b)	55,652	87,428
Total		577,175

Life Sciences Tools & Services 0.60%
10X Genomics, Inc. Class A*	276,730	54,737

Personal Products 1.56%
Estee Lauder Cos., Inc. (The) Class A	454,419	142,597

Road & Rail 3.21%
Lyft, Inc. Class A*	1,965,479	109,399
Uber Technologies, Inc.*	3,353,884	183,692
Total		293,091

Semiconductors & Semiconductor Equipment 8.80%
Advanced Micro Devices, Inc.*	826,489	67,458
Applied Materials, Inc.	1,459,508	193,691
Enphase Energy, Inc.*	91,659	12,763
Lam Research Corp.	180,948	112,269
Marvell Technology, Inc.	1,127,335	50,967
Monolithic Power Systems, Inc.	284,049	102,650
NVIDIA Corp.	340,739	204,573
QUALCOMM, Inc.	433,580	60,181
Total		804,552
Investments	Shares	Fair Value (000)
Software 12.63%
Crowdstrike Holdings, Inc. Class A*	420,808	$87,743
DocuSign, Inc.*	306,100	68,242
Five9, Inc.*	520,773	97,890
HubSpot, Inc.*	140,110	73,761
Microsoft Corp.	2,690,699	678,540
Paycom Software, Inc.*	200,566	77,100
RingCentral, Inc. Class A*	193,245	61,635
UiPath, Inc. Class A*(a)	136,336	9,816
Total		1,154,727

Specialty Retail 1.83%
Carvana Co.*	252,529	72,037
RH*	138,271	95,133
Total		167,170

Technology Hardware, Storage & Peripherals 4.47%
Apple, Inc.	3,109,227	408,739

Textiles, Apparel & Luxury Goods 1.48%
NIKE, Inc. Class B	1,020,525	135,342
Total Common Stocks (cost $7,049,687,709)		9,056,997

	Principal Amount (000)

SHORT-TERM INVESTMENTS 2.85%

Repurchase Agreements 2.74%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $259,833,900 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $255,579,284; proceeds: $250,567,872 (cost $250,567,872)	$250,568	250,568

See Notes to Financial Statements.	51

Schedule of Investments (unaudited)(concluded)

GROWTH LEADERS FUND April 30, 2021

Investments	Shares	Fair Value (000)
Money Market Funds 0.10%
Fidelity Government Portfolio(c) (cost $9,355,517)	9,355,517	$9,356

Time Deposits 0.01%
CitiBank N.A.(c) (cost $1,039,502)	1,039,502	1,039
Total Short-Term Investments (cost $260,962,891)		260,963
Total Investments in Securities 101.95% (cost $7,310,650,600)		9,317,960
Liabilities in Excess of Cash and Other Assets (1.95)%		(178,517)
Net Assets 100.00%		$9,139,443

*	Non-income producing security.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$9,056,997	$–	$–	$9,056,997
Short-Term Investments
Repurchase Agreements	–	250,568	–	250,568
Money Market Funds	9,356	–	–	9,356
Time Deposits	–	1,039	–	1,039
Total	$9,066,353	$251,607	$–	$9,317,960

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

52	See Notes to Financial Statements.

Schedule of Investments (unaudited)

HEALTH CARE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 98.76%

Belgium 0.70%

Pharmaceuticals
UCB SA	538	$50

Canada 0.95%

Biotechnology
Trillium Therapeutics, Inc.*	4,041	38
Xenon Pharmaceuticals, Inc.*	1,625	30
Total Canada		68

China 2.91%

Biotechnology 1.83%
I-Mab ADR*	1,026	63
Zai Lab Ltd. ADR*	409	68
		131

Life Sciences Tools & Services 1.08%
Wuxi Biologics Cayman, Inc.*†	5,477	77
Total China		208

Denmark 3.63%

Biotechnology 1.44%
Genmab A/S*	280	103

Pharmaceuticals 2.20%
Novo Nordisk A/S Class B	2,125	157
Total Denmark		260

France 2.13%

Life Sciences Tools & Services 1.06%
Sartorius Stedim Biotech	165	76

Pharmaceuticals 1.06%
Sanofi	731	76
Total France		152
Investments	Shares	U.S. $ Fair Value (000)
Japan 0.39%

Health Care Technology
M3, Inc.	409	$28

Netherlands 0.91%

Biotechnology
Argenx SE*	225	65

Sweden 0.45%

Life Sciences Tools & Services
Olink Holding AB ADR*	921	32

Switzerland 4.04%

Biotechnology 0.63%
CRISPR Therapeutics AG*	343	45

Health Care Equipment & Supplies 1.17%
Alcon, Inc.*	1,116	84

Life Sciences Tools & Services 1.46%
Lonza Group AG	164	104

Pharmaceuticals 0.78%
Roche Holding AG	171	56
Total Switzerland		289

United Kingdom 4.04%

Biotechnology 0.49%
Orchard Therapeutics plc ADR*	5,831	35

Pharmaceuticals 3.55%
AstraZeneca plc	1,877	200
GW Pharmaceuticals plc ADR*	248	54
		254
Total United Kingdom		289

See Notes to Financial Statements.	53

Schedule of Investments (unaudited)(continued)

HEALTH CARE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States 78.61%

Biotechnology 21.01%
Acceleron Pharma, Inc.*	462	$58
Arena Pharmaceuticals, Inc.*	972	67
Blueprint Medicines Corp.*	421	40
Bridgebio Pharma, Inc.*	1,099	61
ChemoCentryx, Inc.*	578	28
Constellation Pharmaceuticals, Inc.*	2,346	51
Horizon Therapeutics plc*	1,177	111
Insmed, Inc.*	2,724	92
Intellia Therapeutics, Inc.*	600	46
Iovance Biotherapeutics, Inc.*	1,026	32
Karuna Therapeutics, Inc.*	372	41
Krystal Biotech, Inc.*	1,017	81
Mirati Therapeutics, Inc.*	421	70
Natera, Inc.*	1,071	118
Neurocrine Biosciences, Inc.*	494	47
Rigel Pharmaceuticals, Inc.*	16,280	61
Rocket Pharmaceuticals, Inc.*	1,153	53
Seagen, Inc.*	402	58
SpringWorks Therapeutics, Inc.*	499	36
TG Therapeutics, Inc.*	2,141	96
Turning Point Therapeutics, Inc.*	596	45
Twist Bioscience Corp.*	332	44
Ultragenyx Pharmaceutical, Inc.*	308	34
Vertex Pharmaceuticals, Inc.*	608	133
		1,503

Chemicals 0.22%
Zymergen, Inc.*	340	16

Electronic Equipment, Instruments & Components 0.73%
908 Devices, Inc.*	989	52
Investments	Shares	U.S. $ Fair Value (000)
Health Care Equipment & Supplies 25.37%
Abbott Laboratories	1,159	$139
Align Technology, Inc.*	324	193
Axonics, Inc.*	870	55
Boston Scientific Corp.*	841	37
Cooper Cos., Inc. (The)	235	96
Danaher Corp.	967	245
DexCom, Inc.*	232	90
Edwards Lifesciences Corp.*	1,370	131
IDEXX Laboratories, Inc.*	236	129
Inari Medical, Inc.*	620	71
Insulet Corp.*	453	134
Intuitive Surgical, Inc.*	173	150
Nevro Corp.*	244	42
Outset Medical, Inc.*	749	45
Pulmonx Corp.*	845	40
Shockwave Medical, Inc.*	260	42
Silk Road Medical, Inc.*	451	28
West Pharmaceutical Services, Inc.	101	33
Zimmer Biomet Holdings, Inc.	649	115
		1,815

Health Care Providers & Services 9.37%
AmerisourceBergen Corp.	692	84
CVS Health Corp.	665	51
Guardant Health, Inc.*	390	62
HCA Healthcare, Inc.	599	120
Oak Street Health, Inc.*	575	35
UnitedHealth Group, Inc.	796	318
		670

Health Care Technology 2.50%
Inspire Medical Systems, Inc.*	252	60
Teladoc Health, Inc.*	316	54
Veeva Systems, Inc. Class A*	230	65
		179

54	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HEALTH CARE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United States (continued)

Internet & Direct Marketing Retail 0.68%
Chewy, Inc. Class A*	619	$49

Life Sciences Tools & Services 11.06%
10X Genomics, Inc. Class A*	328	65
Akoya Biosciences, Inc.*	1,838	41
Berkeley Lights, Inc.*	709	35
Bio-Rad Laboratories, Inc. Class A*	135	85
Bio-Techne Corp.	83	36
Charles River Laboratories International, Inc.*	275	91
Codexis, Inc.*	1,629	38
Maravai Life Sciences Holdings, Inc. Class A*	1,840	72
Pacific Biosciences of California, Inc.*	971	29
Quanterix Corp.*	1,086	66
Repligen Corp.*	249	53
Thermo Fisher Scientific, Inc.	383	180
		791
Investments	Shares	U.S. $ Fair Value (000)
Pharmaceuticals 7.67%
Eli Lilly & Co.	1,318	$241
Intra-Cellular Therapies, Inc.*	1,613	55
Merck & Co., Inc.	1,581	118
Zoetis, Inc.	781	135
		549
Total United States		5,624
Total Common Stocks 98.76% (cost $6,056,354)		7,065
Cash, Foreign Cash and Other Assets in Excess Liabilities 1.24%		89
Net Assets 100.00%		$7,154

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $77, which represents 1.08% of net assets.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Belgium	$–	$50	$–	$50
China	131	77	–	208
Denmark	–	260	–	260
France	–	152	–	152
Japan	–	28	–	28
Netherlands	–	65	–	65
Switzerland	129	160	–	289
United Kingdom	89	200	–	289
Remaining Countries	5,724	–	–	5,724
Total	$6,073	$992	$–	$7,065

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	55

Schedule of Investments (unaudited)

INTERNATIONAL EQUITY FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 99.03%

Argentina 0.36%

Internet & Direct Marketing Retail
MercadoLibre, Inc.*	905	$1,422

Australia 3.23%

Capital Markets 1.05%
Macquarie Group Ltd.	33,262	4,100

Equity Real Estate Investment Trusts 0.62%
Goodman Group	165,808	2,418

Metals & Mining 1.56%
BHP Group Ltd.	167,496	6,096
Total Australia		12,614

Austria 0.77%

Oil, Gas & Consumable Fuels
OMV AG	61,206	3,009

Brazil 0.72%

Metals & Mining
Vale SA ADR	140,282	2,822

Canada 3.67%

Aerospace & Defense 1.03%
CAE, Inc.	128,817	4,035

Banks 0.98%
Royal Bank of Canada	40,100	3,827

Insurance 0.10%
Intact Financial Corp.*	3,000	395

Oil, Gas & Consumable Fuels 1.56%
Pembina Pipeline Corp.	100,119	3,090
Suncor Energy, Inc.	140,668	3,009
		6,099
Total Canada		14,356
Investments	Shares	U.S. $ Fair Value (000)
Chile 0.65%

Metals & Mining
Lundin Mining Corp.	211,200	$2,552

China 5.48%

Information Technology Services 0.49%
GDS Holdings Ltd. ADR*	23,217	1,926

Insurance 0.41%
Ping An Insurance Group Co. of China Ltd. Class H	147,339	1,606

Interactive Media & Services 1.70%
Tencent Holdings Ltd.	83,176	6,635

Internet & Direct Marketing Retail 1.29%
Alibaba Group Holding Ltd. ADR*	21,846	5,045

Machinery 0.77%
Airtac International Group	72,122	3,010

Textiles, Apparel & Luxury Goods 0.82%
ANTA Sports Products Ltd.	179,520	3,203
Total China		21,425

Denmark 4.55%

Air Freight & Logistics 1.10%
DSV PANALPINA A/S	19,374	4,316

Beverages 1.10%
Carlsberg A/S Class B	24,519	4,302

Biotechnology 0.98%
Genmab A/S*	10,435	3,829

Pharmaceuticals 1.37%
Novo Nordisk A/S Class B	72,401	5,341
Total Denmark		17,788

56	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.11%

Banks
Nordea Bank Abp	419,374	$4,347

France 16.25%

Aerospace & Defense 1.93%
Airbus SE*	31,370	3,773
Safran SA*	25,283	3,775
		7,548

Auto Components 0.93%
Cie Generale des Etablissements Michelin SCA	25,144	3,638

Banks 1.10%
Credit Agricole SA*	278,258	4,304

Beverages 1.08%
Pernod Ricard SA	20,548	4,220

Building Products 0.96%
Cie de Saint-Gobain*	59,538	3,757

Chemicals 1.09%
Air Liquide SA	25,249	4,252

Electrical Equipment 1.30%
Schneider Electric SE	31,814	5,076

Insurance 0.96%
AXA SA(a)	133,307	3,765

Life Sciences Tools & Services 0.75%
Sartorius Stedim Biotech	6,345	2,914

Multi-Utilities 0.73%
Engie SA*	191,142	2,847

Oil, Gas & Consumable Fuels 1.05%
Total SE	92,786	4,101

Personal Products 1.36%
L’Oreal SA(a)	12,982	5,316
Investments	Shares	U.S. $ Fair Value (000)
Textiles, Apparel & Luxury Goods 3.01%
Kering SA	5,550	$4,447
LVMH Moet Hennessy Louis Vuitton SE	9,720	7,323
		11,770
Total France		63,508

Germany 6.23%

Air Freight & Logistics 1.28%
Deutsche Post AG Registered Shares	85,255	5,021

Auto Components 0.72%
Continental AG*	20,845	2,817

Automobiles 1.10%
Volkswagen AG	13,493	4,284

Chemicals 0.61%
BASF SE	29,626	2,388

Media 0.50%
Stroeer SE & Co. KGaA	22,767	1,940

Semiconductors & Semiconductor Equipment 1.11%
Infineon Technologies AG	107,679	4,318

Textiles, Apparel & Luxury Goods 0.91%
adidas AG*	11,539	3,564
Total Germany		24,332

Hong Kong 3.56%

Capital Markets 0.93%
Hong Kong Exchanges & Clearing Ltd.	60,045	3,621

Insurance 1.63%
AIA Group Ltd.	502,682	6,380

Machinery 1.00%
Techtronic Industries Co. Ltd.	214,815	3,898
Total Hong Kong		13,899

See Notes to Financial Statements.	57

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
India 1.61%

Banks
HDFC Bank Ltd. ADR*	39,559	$2,780
ICICI Bank Ltd. ADR*	215,990	3,521
Total India		6,301

Indonesia 0.77%

Banks
Bank Rakyat Indonesia Persero Tbk PT	10,763,358	3,012

Ireland 1.51%

Construction Materials 0.98%
CRH plc	81,033	3,835

Hotels, Restaurants & Leisure 0.53%
Flutter Entertainment plc*	10,155	2,081
Total Ireland		5,916

Japan 14.02%

Auto Components 1.30%
Denso Corp.	78,585	5,081

Automobiles 1.55%
Toyota Motor Corp.	80,800	6,046

Banks 0.79%
Sumitomo Mitsui Financial Group, Inc.	88,000	3,091

Beverages 0.60%
Asahi Group Holdings Ltd.	56,225	2,351

Building Products 0.92%
Daikin Industries Ltd.	17,775	3,585

Diversified Financial Services 0.66%
ORIX Corp.	158,800	2,564

Electrical Equipment 1.28%
Fuji Electric Co., Ltd.	43,100	1,962
Nidec Corp.	26,300	3,037
		4,999
Investments	Shares	U.S. $ Fair Value (000)
Electronic Equipment, Instruments & Components 2.20%
Keyence Corp.	9,740	$4,676
Murata Manufacturing Co., Ltd.	49,500	3,935
		8,611

Health Care Equipment & Supplies 0.94%
Hoya Corp.	32,200	3,660

Household Durables 1.43%
Sony Corp.	55,900	5,589

Machinery 0.59%
FANUC Corp.	10,000	2,303

Specialty Retail 0.64%
Fast Retailing Co. Ltd.	3,050	2,502

Trading Companies & Distributors 1.12%
ITOCHU Corp.	140,900	4,399
Total Japan		54,781

Mexico 1.12%

Banks 0.62%
Grupo Financiero Banorte SAB de CV	425,117	2,419

Transportation Infrastructure 0.50%
Grupo Aeroportuario del Pacifico SAB de CV ADR*	18,938	1,945
Total Mexico		4,364

Netherlands 4.75%

Chemicals 0.74%
Akzo Nobel NV(a)	24,140	2,899

Information Technology Services 0.83%
Adyen NV*†	1,323	3,256

Insurance 0.99%
NN Group NV	77,274	3,854

58	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Netherlands (continued)

Oil, Gas & Consumable Fuels 0.47%
Royal Dutch Shell plc A Shares	97,149	$1,828

Semiconductors & Semiconductor Equipment 1.72%
ASML Holding NV	10,351	6,719
Total Netherlands		18,556

Norway 1.05%

Oil, Gas & Consumable Fuels
Equinor ASA	203,891	4,117

Singapore 0.65%

Banks
United Overseas Bank Ltd.	126,900	2,529

South Africa 1.37%

Metals & Mining
Anglo American plc	126,283	5,354

South Korea 2.48%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	132,711	9,673

Spain 4.08%

Banks 0.41%
Banco Bilbao Vizcaya Argentaria SA	283,479	1,587

Diversified Telecommunication Services 1.03%
Cellnex Telecom SA†	70,875	4,009

Electric: Utilities 1.21%
Iberdrola SA	350,979	4,743

Electrical Equipment 0.77%
Siemens Gamesa Renewable Energy SA*	83,435	3,014

Information Technology Services 0.66%
Amadeus IT Group SA*	38,086	2,594
Total Spain		15,947
Investments	Shares		U.S. $ Fair Value (000)
Sweden 0.91%

Machinery
Atlas Copco AB A Shares		58,505	$3,548

Switzerland 6.44%

Capital Markets 1.28%
UBS Group AG		327,694	5,004

Food Products 2.11%
Nestle SA Registered Shares		68,959	8,229

Insurance 0.93%
Zurich Financial Services AG		8,866	3,637

Life Sciences Tools & Services 1.28%
Lonza Group AG*		7,881	5,010

Pharmaceuticals 0.84%
Roche Holding AG		10,021	3,269
Total Switzerland			25,149

Taiwan 4.12%

Entertainment 0.72%
Sea Ltd. ADR*		11,074	2,796

Semiconductors & Semiconductor Equipment 3.40%
MediaTek, Inc.		118,590	4,972
Taiwan Semiconductor Manufacturing Co., Ltd.		279,230	5,880
Taiwan Semiconductor Manufacturing Co., Ltd.	ADR	20,814	2,430
			13,282
Total Taiwan			16,078

United Kingdom 6.01%

Banks 1.78%
Barclays plc		747,913	1,811
HSBC Holdings plc		320,785	2,003
Standard Chartered plc		439,938	3,156
			6,970

See Notes to Financial Statements.	59

Schedule of Investments (unaudited)(continued)

INTERNATIONAL EQUITY FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Beverages 0.89%
Diageo plc	77,397	$3,474

Capital Markets 0.14%
Allfunds Group Plc*	31,800	534

Equity Real Estate Investment Trusts 0.63%
UNITE Group plc (The)	153,431	2,469

Insurance 1.13%
Prudential plc	207,738	4,399

Pharmaceuticals 1.44%
AstraZeneca plc	52,920	5,633
Total United Kingdom		23,479

United States 1.56%

Biotechnology 0.62%
Horizon Therapeutics plc*	25,532	2,416

Trading Companies & Distributors 0.94%
Ferguson plc	29,231	3,687
Total United States		6,103
Total Common Stocks (cost $291,587,019)		386,981

	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.77%

Repurchase Agreements 0.20%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $777,000 of U.S. Treasury Note at 0.50% due 03/31/2025 value: $774,496; proceeds: $759,273 (cost $759,273)	$759	759
Investments	Shares	U.S. $ Fair Value (000)
Money Market Funds 2.31%
Fidelity Government Portfolio(b) (cost $9,022,836)	9,022,836	$9,023

Time Deposits 0.26%
CitiBank N.A.(b) (cost $1,023,240)	1,023,240	1,023
Total Short-Term Investments (cost $10,805,349)		10,805
Total Investments in Securities 101.80% (cost $302,392,368)		397,786
Liabilities in Excess of Foreign Cash and Other Assets (1.80)%		(7,018)
Net Assets 100.00%		$390,768

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $7,265, which represents 1.86% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

60	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL EQUITY FUND April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Argentina	$1,422	$–	$–	$1,422
Brazil	2,822	–	–	2,822
Canada	14,356	–	–	14,356
Chile	2,552	–	–	2,552
China	6,971	14,454	–	21,425
India	6,301	–	–	6,301
Mexico	4,364	–	–	4,364
Taiwan	5,226	10,852	–	16,078
United Kingdom	3,003	20,476	–	23,479
United States	2,416	3,687	–	6,103
Remaining Countries	–	288,079	–	288,079
Short-Term Investments
Repurchase Agreements	–	759	–	759
Money Market Funds	9,023	–	–	9,023
Time Deposits	–	1,023	–	1,023
Total	$58,456	$339,330	$–	$397,786

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	61

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.66%

Australia 3.94%

Auto Components 1.06%
GUD Holdings Ltd.	478,233	$4,917

Electric: Utilities 1.18%
AusNet Services	3,732,260	5,463

Food Products 0.83%
Costa Group Holdings Ltd.	1,070,947	3,842

Professional Services 0.87%
IPH Ltd.	732,073	3,994
Total Australia		18,216

Austria 3.81%

Banks 1.20%
BAWAG Group AG†	102,833	5,547

Electronic Equipment, Instruments & Components 1.21%
AT&S Austria Technologie & Systemtechnik AG	145,409	5,600

Machinery 1.40%
ANDRITZ AG	118,955	6,464
Total Austria		17,611

Belgium 1.21%

Equity Real Estate Investment Trusts 0.74%
Warehouses De Pauw CVA	97,007	3,421

Real Estate Management & Development 0.47%
Shurgard Self Storage SA	47,234	2,198
Total Belgium		5,619

Canada 2.91%

Aerospace & Defense 1.01%
CAE, Inc.	148,700	4,658

Metals & Mining 0.93%
Capstone Mining Corp.*	966,800	4,318
Investments	Shares	U.S. $ Fair Value (000)
Paper & Forest Products 0.97%
Interfor Corp.*	168,100	$4,468
Total Canada		13,444

Chile 1.21%

Metals & Mining
Lundin Mining Corp.	465,000	5,618

China 2.71%

Biotechnology 1.07%
I-Mab ADR*	81,131	4,958

Food & Staples Retailing 0.46%
Yixintang Pharmaceutical Group Co. Ltd.	332,911	2,102

Marine 1.18%
SITC International Holdings Co. Ltd.	1,437,000	5,475
Total China		12,535

Finland 0.93%

Machinery
Konecranes OYJ	93,549	4,306

France 2.11%

Construction Materials 0.82%
Vicat SA(a)	75,301	3,785

Health Care Providers & Services 1.29%
Korian SA*	149,496	5,986
Total France		9,771

Germany 7.26%

Biotechnology 0.81%
MorphoSys AG*	39,921	3,769

Industrial Conglomerates 1.82%
Rheinmetall AG	80,639	8,414

Life Sciences Tools & Services 0.55%
Gerresheimer AG	23,458	2,523

62	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Media 0.95%
Stroeer SE & Co. KGaA	51,512	$4,390

Real Estate Management & Development 0.66%
PATRIZIA AG	112,055	3,066

Semiconductors & Semiconductor Equipment 1.53%
Aixtron SE*	332,073	7,084

Specialty Retail 0.94%
MYT Netherlands Parent BV ADR*	145,017	4,346
Total Germany		33,592

Hong Kong 3.68%

Building Products 0.62%
Xinyi Glass Holdings Ltd.	804,000	2,849

Hotels, Restaurants & Leisure 1.25%
Melco International Development Ltd.	2,910,000	5,772

Pharmaceuticals 0.51%
SSY Group Ltd.	3,882,000	2,382

Real Estate Management & Development 0.58%
Kerry Properties Ltd.	798,000	2,689

Textiles, Apparel & Luxury Goods 0.72%
Stella International Holdings Ltd.	2,701,432	3,328
Total Hong Kong		17,020

India 2.27%

Banks 1.19%
Federal Bank Ltd.*	5,110,507	5,511

Capital Markets 1.08%
UTI Asset Management Co. Ltd.	576,949	4,972
Total India		10,483
Investments	Shares	U.S. $ Fair Value (000)
Ireland 1.14%

Health Care Providers & Services
UDG Healthcare plc	445,149	$5,269

Israel 1.49%

Machinery
Marel HF†	961,035	6,886

Italy 4.84%

Auto Components 0.50%
Freni Brembo SpA*	184,851	2,301

Construction Materials 0.62%
Buzzi Unicem SpA	107,834	2,877

Diversified Financial Services 2.03%
Banca Mediolanum SpA*	674,712	6,295
doValue SpA*†	250,792	3,110
		9,405

Textiles, Apparel & Luxury Goods 1.69%
Brunello Cucinelli SpA*	57,404	2,922
Salvatore Ferragamo SpA*	227,450	4,870
		7,792
Total Italy		22,375

Japan 17.20%

Auto Components 0.72%
FCC Co., Ltd.	206,800	3,328

Banks 0.95%
Aozora Bank Ltd.	204,800	4,409

Building Products 1.63%
Sanwa Holdings Corp.	584,200	7,547

Chemicals 0.94%
Kansai Paint Co., Ltd.	172,200	4,336

See Notes to Financial Statements.	63

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Construction & Engineering 1.12%
SHO-BOND Holdings Co. Ltd.	124,100	$5,181

Distributors 0.94%
PALTAC Corp.	83,700	4,361

Equity Real Estate Investment Trusts 0.80%
GLP J-REIT	1,280	2,146
Nippon Prologis REIT, Inc.	486	1,557
		3,703

Information Technology Services 2.46%
NS Solutions Corp.	151,300	4,576
TIS, Inc.	273,500	6,786
		11,362

Machinery 3.56%
CKD Corp.	229,300	4,831
DMG Mori Co., Ltd.	389,000	6,290
OSG Corp.	320,700	5,348
		16,469

Professional Services 0.98%
TechnoPro Holdings, Inc.	61,600	4,530

Software 1.65%
Appier Group, Inc.*	21,900	383
Money Forward, Inc.*	110,100	5,850
Plaid, Inc.*	35,071	1,418
		7,651

Thrifts & Mortgage Finance 0.60%
Aruhi Corp.	171,400	2,766

Wireless Telecommunication Services 0.85%
Okinawa Cellular Telephone Co.	87,400	3,956
Total Japan		79,599
Investments	Shares	U.S. $ Fair Value (000)
Mexico 1.27%

Banks
Banco del Bajio SA*†	1,971,300	$3,126
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR*	486,489	2,748
Total Mexico		5,874

Netherlands 0.25%

Biotechnology
uniQure NV*	36,208	1,168

Norway 2.58%

Independent Power and Renewable Electricity Producer 0.22%
Scatec ASA†	37,871	1,019

Semiconductors & Semiconductor Equipment 0.98%
Nordic Semiconductor ASA*	183,330	4,519

Software 1.38%
LINK Mobility Group Holding ASA*	517,595	2,547
Pexip Holding ASA*(a)	369,847	3,868
		6,415
Total Norway		11,953

Portugal 1.33%

Multi-Utilities
REN – Redes Energeticas Nacionais SGPS SA	2,096,284	6,139

South Korea 3.54%

Chemicals 0.89%
Soulbrain Co. Ltd/New	12,939	4,114

Food & Staples Retailing 1.03%
GS Retail Co., Ltd.	148,921	4,779

Semiconductors & Semiconductor Equipment 1.20%
WONIK IPS Co., Ltd.	122,776	5,568

64	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
South Korea (continued)

Software 0.42%
Douzone Bizon Co. Ltd.	25,448	$1,923
Total South Korea		16,384

Spain 2.63%

Containers & Packaging 1.11%
Vidrala SA	45,585	5,130

Independent Power and Renewable Electricity Producer 0.43%
Solaria Energia y Medio Ambiente SA*	95,694	1,962

Professional Services 1.09%
Applus Services SA*	477,660	5,053
Total Spain		12,145

Sweden 3.76%

Auto Components 0.59%
Dometic Group AB†	171,935	2,706

Biotechnology 0.58%
Vitrolife AB	71,659	2,685

Commercial Services & Supplies 1.28%
Loomis AB	181,032	5,928

Food & Staples Retailing 0.53%
Axfood AB	97,859	2,449

Software 0.78%
Cint Group AB*	357,200	3,629
Total Sweden		17,397

Switzerland 4.50%

Airlines 0.45%
Wizz Air Holdings plc*†	30,728	2,080

Containers & Packaging 1.25%
SIG Combibloc Group AG*	236,039	5,786
Investments	Shares	U.S. $ Fair Value (000)
Insurance 0.76%
Swiss Life Holding AG	7,156	$3,487

Life Sciences Tools & Services 1.01%
Tecan Group AG	9,591	4,673

Machinery 1.03%
Sulzer AG	41,916	4,775
Total Switzerland		20,801

Taiwan 1.20%

Semiconductors & Semiconductor Equipment
Realtek Semiconductor Corp.	142,000	2,679
Visual Photonics Epitaxy Co., Ltd.	688,000	2,873
Total Taiwan		5,552

United Kingdom 18.69%

Aerospace & Defense 0.62%
Senior plc*	1,907,668	2,851

Beverages 1.16%
Britvic plc	440,695	5,371

Capital Markets 1.14%
Man Group plc	2,269,110	5,275

Construction Materials 1.49%
Breedon Group plc*	4,828,201	6,881

Consumer Finance 0.45%
Arrow Global Group plc*	496,634	2,090

Equity Real Estate Investment Trusts 2.17%
Big Yellow Group plc	215,749	3,570
UNITE Group plc (The)	403,569	6,493
		10,063

Household Durables 0.78%
Focusrite plc(a)	211,334	3,619

Insurance 1.72%
Lancashire Holdings Ltd.	810,414	7,945

See Notes to Financial Statements.	65

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Internet & Direct Marketing Retail 1.46%
ASOS plc*	93,679	$6,754

Machinery 0.79%
Concentric AB	163,095	3,665

Media 1.63%
S4 Capital plc*	977,943	7,550

Multi-Line Retail 0.54%
B&M European Value Retail SA	316,773	2,476

Pharmaceuticals 1.13%
Dechra Pharmaceuticals plc	94,121	5,244

Real Estate Management & Development 0.99%
Savills plc	278,169	4,584

Specialty Retail 0.92%
WH Smith plc*	169,581	4,237

Trading Companies & Distributors 1.70%
Grafton Group plc	478,639	7,885
Total United Kingdom		86,490

United States 1.20%

Exchange-Traded Funds
VanEck Vectors Junior Gold Miners	117,180	5,560
Total Common Stocks (cost $366,013,322)		451,807
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 2.21%

Repurchase Agreements 1.29%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $6,202,900 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $6,101,331; proceeds: $5,981,695 (cost $5,981,695)	$5,982	$5,982

	Shares

Money Market Funds 0.83%
Fidelity Government Portfolio(b) (cost $3,831,087)	3,831,087	3,831

Time Deposits 0.09%
CitiBank N.A.(b) (cost $425,677)	425,677	425
Total Short-Term Investments (cost $10,238,459)		10,238
Total Investments in Securities 99.87% (cost $376,251,781)		462,045
Foreign Cash and Other Assets in Excess of Liabilities(c) 0.13%		609
Net Assets 100.00%		$462,654

ADR	American Depositary Receipt. REIT Real Estate Investment Trust.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $24,474, which represents 5.29% of net assets.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.
(c)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on total return swaps as follows:

66	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2021

Open Total Return Swap Contracts at April 30, 2021:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Notional Value	Unrealized Appreciation
Bank of America	MLEILAEN	1 Mo. LIBOR + .36%	94,118	Long	6/11/2021	$8,024,501	$8,054,676	$30,175

*	Merrill Lynch Custom Basket Index.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$13,444	$–	$–	$13,444
Chile	5,618	–	–	5,618
China	4,958	7,577	–	12,535
Germany	4,346	29,246	–	33,592
Ireland	5,269	–	–	5,269
Israel	6,886	–	–	6,886
Japan	2,529	77,070	–	79,599
Mexico	5,874	–	–	5,874
Netherlands	1,168	–	–	1,168
Norway	2,547	9,406	–	11,953
Spain	5,130	7,015	–	12,145
Sweden	3,629	13,768	–	17,397
United Kingdom	38,009	48,481	–	86,490
United States	5,560	–	–	5,560
Remaining Countries	–	154,277	–	154,277
Short-Term Investments
Repurchase Agreements	–	5,982	–	5,982
Money Market Funds	3,831	–	–	3,831
Time Deposits	–	425	–	425
Total	$108,798	$353,247	$–	$462,045
Other Financial Instruments
Total Return Swap Contracts
Assets	$–	$30	$–	$30
Liabilities	–	–	–	–
Total	$–	$30	$–	$30

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	67

Schedule of Investments (unaudited)

INTERNATIONAL VALUE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
COMMON STOCKS 97.58%

Australia 4.11%

Banks 1.50%
National Australia Bank Ltd.	462,395	$9,463

Equity Real Estate Investment Trusts 0.66%
Goodman Group	287,833	4,197

Metals & Mining 1.95%
BHP Group Ltd.	337,557	12,286
Total Australia		25,946

Austria 1.55%

Banks
BAWAG Group AG†	181,908	9,813

Belgium 0.67%

Beverages
Anheuser-Busch InBev SA	60,040	4,253

Cambodia 0.62%

Hotels, Restaurants & Leisure
NagaCorp Ltd.	3,648,000	3,899

Canada 2.31%

Banks 1.31%
Royal Bank of Canada	86,900	8,294

Oil, Gas & Consumable Fuels 1.00%
Pembina Pipeline Corp.	203,933	6,295
Total Canada		14,589

Chile 1.26%

Metals & Mining 0.81%
Lundin Mining Corp.	423,155	5,112

Water Utilities 0.45%
Aguas Andinas SA	10,089,446	2,868
Total Chile		7,980
Investments	Shares	U.S. $ Fair Value (000)
China 4.45%

Construction Materials 0.74%
China Resources Cement Holdings Ltd.	4,290,000	$4,673

Insurance 0.76%
Ping An Insurance Group Co. of China Ltd. Class H	439,500	4,792

Internet & Direct Marketing Retail 1.48%
Alibaba Group Holding Ltd. ADR*	21,931	5,065
Vipshop Holdings Ltd. ADR*	139,254	4,285
		9,350

Real Estate Management & Development 0.81%
Logan Group Co., Ltd.	3,205,000	5,091

Specialty Retail 0.66%
Topsports International Holdings Ltd.†	3,122,000	4,202
Total China		28,108

Finland 1.57%

Banks
Nordea Bank Abp	955,067	9,899

France 17.43%

Aerospace & Defense 2.05%
Safran SA*	35,014	5,228
Thales SA	75,862	7,734
		12,962

Banks 2.22%
Credit Agricole SA*	905,090	14,000

Building Products 1.80%
Cie de Saint-Gobain*	180,020	11,358

Construction & Engineering 1.10%
Vinci SA	63,223	6,937

68	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Diversified Telecommunication Services 1.28%
Orange SA	649,076	$8,083

Gas Utilities 0.96%
Rubis SCA	129,569	6,082

Information Technology Services 1.05%
Capgemini SE	36,375	6,666

Insurance 1.90%
AXA SA	424,965	12,003

Multi-Utilities 2.67%
Engie SA*	599,249	8,926
Veolia Environnement SA	248,175	7,916
		16,842

Pharmaceuticals 2.40%
Sanofi(a)	144,674	15,168
Total France		110,101

Germany 9.76%

Air Freight & Logistics 1.68%
Deutsche Post AG Registered Shares	179,716	10,585

Auto Components 1.05%
Continental AG*	49,106	6,636

Automobiles 1.18%
Volkswagen AG	23,517	7,466

Chemicals 1.51%
BASF SE	118,568	9,556

Insurance 1.95%
Allianz SE Registered
Shares	47,500	12,332

Machinery 0.88%
KION Group AG	55,538	5,534

Media 0.63%
Stroeer SE & Co. KGaA	46,867	3,994
Investments	Shares	U.S. $ Fair Value (000)
Semiconductors & Semiconductor Equipment 0.88%
Infineon Technologies AG	138,614	$5,558
Total Germany		61,661

Hong Kong 2.40%

Building Products 0.80%
Xinyi Glass Holdings Ltd.	1,436,000	5,088

Real Estate Management & Development 1.60%
Kerry Properties Ltd.	2,994,500	10,089
Total Hong Kong		15,177

India 1.30%

Banks 0.58%
Federal Bank Ltd.*	3,405,412	3,672

Oil, Gas & Consumable Fuels 0.72%
Petronet LNG Ltd.	1,403,777	4,541
Total India		8,213

Ireland 0.49%

Beverages
C&C Group plc*	764,813	3,130

Italy 0.87%

Electric: Utilities
Enel SpA	552,336	5,484

Japan 16.61%

Auto Components 1.95%
Denso Corp.	190,600	12,323

Banks 1.90%
Sumitomo Mitsui Financial Group, Inc.	342,400	12,028

Beverages 1.47%
Asahi Group Holdings Ltd.	222,100	9,287

Building Products 1.65%
Sanwa Holdings Corp.	806,100	10,414

See Notes to Financial Statements.	69

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Diversified Financial Services 1.47%
ORIX Corp.	577,000	$9,315

Electrical Equipment 1.60%
Fuji Electric Co., Ltd.	221,600	10,089

Electronic Equipment, Instruments & Components 1.13%
TDK Corp.	52,800	7,160

Household Durables 1.41%
Sony Corp.	89,100	8,908

Industrial Conglomerates 1.61%
Hitachi Ltd.	205,000	10,147

Trading Companies & Distributors 1.55%
ITOCHU Corp.	313,200	9,778

Wireless Telecommunication Services 0.87%
SoftBank Group Corp.	60,800	5,479
Total Japan		104,928

Macau 0.95%

Hotels, Restaurants & Leisure
Sands China Ltd.*	1,264,400	5,983

Mexico 1.49%

Banks 0.74%
Grupo Financiero Banorte SAB de CV	820,866	4,670

Transportation Infrastructure 0.75%
Grupo Aeroportuario del Pacifico SAB de CV*	464,100	4,771
Total Mexico		9,441

Netherlands 1.97%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc Class A ADR(a)	328,112	12,468
Investments	Shares	U.S. $ Fair Value (000)
Russia 0.83%

Oil, Gas & Consumable Fuels
Lukoil PJSC ADR	68,883	$5,272

South Africa 2.02%

Metals & Mining
Anglo American plc	301,141	12,769

South Korea 1.96%

Technology Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	170,290	12,412

Spain 0.87%

Banks
Banco Bilbao Vizcaya Argentaria SA	983,632	5,508

Sweden 3.08%

Commercial Services & Supplies 1.20%
Loomis AB	231,343	7,576

Machinery 0.70%
Sandvik AB	177,862	4,398

Oil, Gas & Consumable Fuels 1.18%
Lundin Energy AB	233,804	7,458
Total Sweden		19,432

Switzerland 5.02%

Capital Markets 2.12%
UBS Group AG	875,648	13,372

Insurance 0.95%
Swiss Life Holding AG	12,354	6,019

Pharmaceuticals 1.95%
Novartis AG Registered Shares	74,567	6,363
Roche Holding AG	18,230	5,946
		12,309
Total Switzerland		31,700

70	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL VALUE FUND April 30, 2021

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom 12.48%

Banks 1.52%
Standard Chartered plc	1,335,821	$9,583

Electric: Utilities 0.78%
SSE plc	244,323	4,953

Equity Real Estate Investment Trusts 1.00%
UNITE Group plc (The)	394,835	6,352

Hotels, Restaurants & Leisure 0.81%
Entain PLC*	217,996	5,096

Household Durables 1.23%
Persimmon plc	179,172	7,751

Insurance 2.24%
Beazley plc*	885,503	4,140
Prudential plc	472,569	10,006
		14,146

Multi-Line Retail 0.65%
Next plc*	37,875	4,082

Pharmaceuticals 1.08%
AstraZeneca plc	63,883	6,800

Tobacco 1.94%
British American Tobacco plc	212,700	7,892
Imperial Brands plc	210,098	4,379
		12,271

Trading Companies & Distributors 1.23%
Ashtead Group plc	121,332	7,796
Total United Kingdom		78,830

United States 1.51%

Auto Components
Lear Corp.	51,966	9,553
Total Common Stocks (cost $513,796,988)		616,549
Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENTS 6.46%

Repurchase Agreements 1.84%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $10,962,000 of U.S. Treasury Note at 2.625% due 03/31/2025; value: value: $11,852,264; proceeds: $11,619,847 (cost $11,619,847)	$11,620	$11,620

	Shares
Money Market Funds 4.16%

Fidelity Government Portfolio(b) (cost $26,287,884)	26,287,884	26,288

Time Deposits 0.46%
CitiBank N.A.(b) (cost $2,929,902)	2,929,902	2,930
Total Short-Term Investments (cost $40,837,633)		40,838
Total Investments in Securities 104.04% (cost $554,634,621)		657,387
Liabilities in Excess of Foreign Cash and Other Assets (4.04)%		(25,553)
Net Assets 100.00%		$631,834

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At April 30, 2021, the total value of Rule 144A securities was $14,015, which represents 2.22% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	71

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL VALUE FUND April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Canada	$14,589	$–	$–	$14,589
Chile	7,980	–	–	7,980
China	9,350	18,758	–	28,108
Mexico	9,441	–	–	9,441
Netherlands	12,468	–	–	12,468
United Kingdom	6,352	72,478	–	78,830
United States	9,553	–	–	9,553
Remaining Countries	–	455,580	–	455,580
Short-Term Investments
Repurchase Agreements	–	11,620	–	11,620
Money Market Funds	26,288	–	–	26,288
Time Deposits	–	2,930	–	2,930
Total	$96,021	$561,366	$–	$657,387

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

72	See Notes to Financial Statements.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.32%

Air Freight & Logistics 0.73%
Atlas Air Worldwide Holdings, Inc.*	50,029	$3,397

Auto Components 1.31%
Gentherm, Inc.*	86,018	6,124

Banks 1.09%
Silvergate Capital Corp. Class A*	47,487	5,092

Beverages 1.33%
Celsius Holdings, Inc.*	108,618	6,224

Biotechnology 16.59%
Beam Therapeutics, Inc.*(a)	26,545	2,177
CareDx, Inc.*	73,290	5,795
Constellation Pharmaceuticals, Inc.*	193,945	4,193
Curis, Inc.*	352,087	3,809
Insmed, Inc.*	104,975	3,541
Karuna Therapeutics, Inc.*	27,134	3,012
Krystal Biotech, Inc.*	131,490	10,445
MacroGenics, Inc.*	114,642	3,710
Myovant Sciences Ltd. (United Kingdom)*(a)(b)	199,724	4,174
Orchard Therapeutics plc ADR*	733,897	4,374
Rigel Pharmaceuticals, Inc.*	1,800,979	6,700
Rocket Pharmaceuticals, Inc.*	96,289	4,414
Seres Therapeutics, Inc.*	262,452	5,462
TG Therapeutics, Inc.*	80,091	3,581
Trillium Therapeutics, Inc. (Canada)*(a)(b)	343,999	3,271
Turning Point Therapeutics, Inc.*	31,364	2,391
Veracyte, Inc.*	66,211	3,294
Xenon Pharmaceuticals, Inc. (Canada)*(b)	178,329	3,267
Total		77,610
Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.39%
Montrose Environmental Group, Inc.*	120,002	$6,505

Communications Equipment 2.54%
Calix, Inc.*	281,501	11,905

Construction & Engineering 1.15%
Ameresco, Inc. Class A*	101,734	5,370

Diversified Telecommunication Services 0.81%
Ooma, Inc.*	229,704	3,797

Electrical Equipment 0.49%
TPI Composites, Inc.*	43,445	2,309

Electronic Equipment, Instruments & Components 2.62%
908 Devices, Inc.*	63,029	3,340
nLight, Inc.*	186,395	5,469
OSI Systems, Inc.*	35,872	3,464
Total		12,273

Health Care Equipment & Supplies 11.21%
Axonics, Inc.*	126,313	7,949
CryoPort, Inc.*	135,337	7,656
Inari Medical, Inc.*	32,077	3,666
OrthoPediatrics Corp.*	121,515	7,109
Outset Medical, Inc.*	69,494	4,164
Pulmonx Corp.*	77,537	3,645
Shockwave Medical, Inc.*	62,360	10,193
SI-BONE, Inc.*	227,190	8,065
Total		52,447

Health Care Providers & Services 1.04%
Castle Biosciences, Inc.*	70,520	4,868

Health Care Technology 3.04%
Health Catalyst, Inc.*	83,948	4,861
Inspire Medical Systems, Inc.*	27,157	6,431
Simulations Plus, Inc.	46,590	2,942
Total		14,234

See Notes to Financial Statements.	73

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 0.61%
Lindblad Expeditions Holdings, Inc.*	173,151	$2,838

Household Durables 5.08%
Green Brick Partners, Inc.*	257,927	6,657
LGI Homes, Inc.*	37,174	6,163
Sonos, Inc.*	273,340	10,942
Total		23,762

Household Products 1.08%
Central Garden & Pet Co.*	93,597	5,067

Industrial Conglomerates 1.24%
Raven Industries, Inc.	143,206	5,817

Insurance 0.55%
Trupanion, Inc.*	31,894	2,587

Interactive Media & Services 0.78%
Eventbrite, Inc. Class A*	153,748	3,624

Internet & Direct Marketing Retail 2.37%
Magnite, Inc.*	144,424	5,784
PubMatic, Inc. Class A*(a)	103,095	5,306
Total		11,090

Internet Software & Services 1.31%
Cardlytics, Inc.*	44,643	6,140

Leisure Products 1.58%
Malibu Boats, Inc. Class A*	88,623	7,388

Life Sciences Tools & Services 3.71%
Akoya Biosciences, Inc.*	104,500	2,345
NanoString Technologies, Inc.*	80,084	6,380
Quanterix Corp.*	140,801	8,609
Total		17,334

Machinery 6.54%
Chart Industries, Inc.*	55,786	8,961
Evoqua Water Technologies Corp.*	129,573	3,703
Investments	Shares	Fair Value (000)
Machinery (continued)
Hydrofarm Holdings Group, Inc.*	64,625	$4,246
Shyft Group, Inc. (The)	213,249	7,553
Westport Fuel System, Inc. (Canada)*(b)	900,228	6,149
Total		30,612

Media 0.99%
Criteo SA ADR*	116,828	4,642

Personal Products 1.73%
elf Beauty, Inc.*	267,787	8,101

Pharmaceuticals 1.89%
Intra-Cellular Therapies, Inc.*	138,081	4,754
Pliant Therapeutics, Inc.*	121,665	4,076
Total		8,830

Professional Services 0.69%
Willdan Group, Inc.*	83,953	3,204

Real Estate Management & Development 0.46%
eXp World Holdings, Inc.*	61,976	2,129

Semiconductors & Semiconductor Equipment 5.54%
CEVA, Inc.*	132,612	7,352
Ichor Holdings Ltd.*	158,943	8,864
Impinj, Inc.*	80,394	3,816
Rambus, Inc.*	311,281	5,908
Total		25,940

Software 11.23%
Agilysys, Inc.*	196,172	9,889
Cerence, Inc.*	108,467	10,457
Digital Turbine, Inc.*	85,007	6,412
Sprout Social, Inc. Class A*	124,517	8,254
Telos Corp.*	217,514	7,217
Upland Software, Inc.*	59,786	2,963

74	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2021

Investments	Shares	Fair Value (000)
Software (continued)
Viant Technology, Inc. Class A*	101,341	$3,328
Zuora, Inc. Class A*	248,107	4,020
Total		52,540

Specialty Retail 3.32%
Container Store Group, Inc. (The)*	612,853	8,635
Sleep Number Corp.*	61,825	6,918
Total		15,553

Tobacco 1.27%
Turning Point Brands, Inc.	121,780	5,945

Trading Companies & Distributors 1.01%
Rush Enterprises, Inc. Class A	96,130	4,745
Total Common Stocks (cost $378,878,012)		460,043

	Principal Amount (000)

SHORT-TERM INVESTMENTS 3.15%

Repurchase Agreements 1.35%
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $6,554,200 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $6,446,879; proceeds: $6,320,413 (cost $6,320,413)	$6,321	6,321
Investments	Shares	Fair Value (000)
Money Market Funds 1.62%
Fidelity Government Portfolio(c) (cost $7,569,300)	7,569,300	$7,569

Time Deposits 0.18%
CitiBank N.A.(c) (cost $841,033)	841,033	841
Total Short-Term Investments (cost $14,730,746)		14,731
Total Investments in Securities 101.47% (cost $393,608,758)		474,774
Liabilities in Excess of Other Assets (1.47)%		(6,896)
Net Assets 100.00%		$467,878

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Financial Statements.	75

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2021

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$460,043	$–	$–	$460,043
Short-Term Investments
Repurchase Agreements	–	6,321	–	6,321
Money Market Funds	7,569	–	–	7,569
Time Deposits	–	841	–	841
Total	$467,612	$7,162	$–	$474,774

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

76	See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2021

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.25%

Auto Components 3.41%
Dorman Products, Inc.*	161,570	$16,024
LCI Industries	118,845	17,411
Lear Corp.	148,041	27,216
Total		60,651

Banks 7.69%
East West Bancorp, Inc.	411,235	31,316
Pacific Premier Bancorp, Inc.	577,357	25,421
Signature Bank	109,673	27,584
SVB Financial Group*	30,584	17,489
Western Alliance Bancorp	329,955	34,668
Total		136,478

Biotechnology 1.14%
Horizon Therapeutics plc*	141,191	13,359
Novavax, Inc.*	28,940	6,857
Total		20,216

Building Products 6.03%
A.O. Smith Corp.	443,042	30,016
Allegion plc (Ireland)(a)	131,287	17,642
Masonite International Corp.*	252,524	31,891
Simpson Manufacturing Co., Inc.	243,996	27,499
Total		107,048

Capital Markets 0.91%
Moelis & Co. Class A	296,656	16,103

Chemicals 5.12%
Avient Corp.	571,522	29,016
Axalta Coating Systems Ltd.*	862,358	27,501
Valvoline, Inc.	1,095,412	34,396
Total		90,913

Consumer Finance 1.99%
Discover Financial Services	309,709	35,307

Containers & Packaging 1.86%
Avery Dennison Corp.	154,103	33,004
Investments	Shares	Fair Value (000)
Electric: Utilities 2.09%
IDACORP, Inc.	182,482	$18,701
Portland General Electric Co. 363,667		18,496
Total		37,197

Electrical Equipment 1.41%
Generac Holdings, Inc.*	77,498	25,105

Electronic Equipment, Instruments & Components 1.62%
Littelfuse, Inc.	108,240	28,710

Equity Real Estate Investment Trusts 4.61%
Alexandria Real Estate
Equities, Inc.	95,918	17,371
CoreSite Realty Corp.	131,921	16,027
First Industrial Realty Trust, Inc.	541,736	26,962
Sunstone Hotel Investors, Inc.	1,638,500	21,563
Total		81,923

Food & Staples Retailing 1.28%
BJ’s Wholesale Club Holdings, Inc.*	508,083	22,696

Health Care Equipment & Supplies 5.43%
Cooper Cos., Inc. (The)	43,212	17,755
Hill-Rom Holdings, Inc.	225,998	24,909
NuVasive, Inc.*	328,185	23,449
STERIS plc	144,084	30,405
Total		96,518

Health Care Providers & Services 3.14%
Covetrus, Inc.*	446,573	12,794
Encompass Health Corp.	190,427	16,160
Molina Healthcare, Inc.*	105,151	26,824
Total		55,778

Hotels, Restaurants & Leisure 1.69%
Caesars Entertainment, Inc.* 306,200		29,959

See Notes to Financial Statements.	77

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2021

Investments	Shares	Fair Value (000)
Household Durables 5.31%
Helen of Troy Ltd.*	73,173	$15,455
Leggett & Platt, Inc.	496,200	24,646
Purple Innovation, Inc.*	732,515	24,964
Sonos, Inc.*	728,250	29,152
Total		94,217

Industrial Conglomerates 1.76%
Carlisle Cos., Inc.	162,888	31,217

Information Technology Services 4.58%
Euronet Worldwide, Inc.*	235,304	33,750
Jack Henry & Associates, Inc.	139,428	22,703
Sabre Corp.	1,662,252	24,900
Total		81,353

Insurance 2.87%
RenaissanceRe Holdings Ltd.	128,948	21,768
Stewart Information Services Corp.	498,060	29,211
Total		50,979

Internet Software & Services 1.35%
TechTarget, Inc.*	312,071	23,936

Leisure Products 1.01%
Malibu Boats, Inc. Class A*	214,708	17,898

Life Sciences Tools & Services 5.71%
Bio-Techne Corp.	70,737	30,239
Charles River Laboratories International, Inc.*	95,494	31,747
PerkinElmer, Inc.	180,729	23,428
Repligen Corp.*	75,226	15,926
Total		101,340

Machinery 4.57%
Allison Transmission Holdings, Inc.	628,826	26,077
Columbus McKinnon Corp.	450,504	22,305
Crane Co.	348,395	32,770
Total		81,152
Investments	Shares	Fair Value (000)
Media 0.75%
Criteo SA ADR*	335,092	$13,313

Metals & Mining 1.75%
Reliance Steel & Aluminum Co.	193,529	31,025

Oil, Gas & Consumable Fuels 2.07%
Chesapeake Energy Corp.*	191,066	8,707
Par Pacific Holdings, Inc.*	878,569	13,345
Pioneer Natural Resources Co.	96,119	14,786
Total		36,838

Professional Services 1.30%
Booz Allen Hamilton Holding Corp.	277,461	23,015

Real Estate Management & Development 0.84%
Marcus & Millichap, Inc.*	421,900	14,902

Road & Rail 2.99%
Landstar System, Inc.	157,500	27,134
Saia, Inc.*	110,951	26,018
Total		53,152

Semiconductors & Semiconductor Equipment 4.43%
Advanced Energy Industries, Inc.	137,943	15,217
Entegris, Inc.	330,359	37,192
Silicon Motion Technology Corp. ADR	186,090	13,365
Teradyne, Inc.	103,233	12,912
Total		78,686

Software 2.96%
Aspen Technology, Inc.*	177,639	23,242
Fair Isaac Corp.*	56,168	29,287
Total		52,529

78	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2021

Investments	Shares	Fair Value (000)
Specialty Retail 2.80%
Burlington Stores, Inc.*	63,543	$20,736
Williams-Sonoma, Inc.	169,966	29,022
Total		49,758

Tobacco 1.29%
Turning Point Brands, Inc.	470,836	22,986

Trading Companies & Distributors 1.49%
AerCap Holdings NV (Ireland)*(a)	454,697	26,486
Total Common Stocks (cost $1,178,119,796)		1,762,388
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 0.87%

Repurchase Agreements
Repurchase Agreement dated 4/30/2021, 0.00% due 5/3/2021 with Fixed Income Clearing Corp. collateralized by $16,013,400 of U.S. Treasury Note at 0.375% due 11/30/2025; value: $15,751,191; proceeds: $15,442,302 (cost $15,442,302)	$15,442	$15,442
Total Investments in Securities 100.12% (cost $1,193,562,098)		1,777,830
Liabilities in Excess of Other Assets (0.12)%		(2,159)
Net Assets 100.00%		$1,775,671

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,762,388	$–	$–	$1,762,388
Short-Term Investments
Repurchase Agreements	–	15,442	–	15,442
Total	$1,762,388	$15,442	$–	$1,777,830

(1)	Refer to Note 2(k) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Financial Statements.	79

Statements of Assets and Liabilities (unaudited)

April 30, 2021

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
ASSETS:
Investments in securities, at cost	$839,511	$110,729,927	$40,259,635
Investments in Underlying Funds, at cost	709,409,254	–	–
Investments in securities, at fair value including $0, $95,832, $0, $0, $42,400, $0 and $0, respectively, of securities loaned	$839,511	$155,128,430	$46,986,592
Investments in Underlying Funds, at value	909,991,168	–	–
Cash	–	–	–
Foreign cash, at value (cost $0, $0, $0, $0, $0, $0, and $13,825, respectively)	–	–	–
Receivables:
Investment in securities sold	–	–	497,279
Capital shares sold	3,486,229	64,480	109,297
Interest and dividends	–	23,728	4,148
From advisor (See Note 3)	19	2,789	15,865
Securities lending income receivable	–	–	–
Investment in Underlying Funds sold	82,972	–	–
Prepaid expenses and other assets	60,277	63,796	81,664
Total assets	914,460,176	155,283,223	47,694,845
LIABILITIES:
Payables:
Investments in securities purchased	–	–	1,946,244
Capital shares reacquired	1,406,222	297	73,980
Management fee	–	68,725	23,942
12b-1 distribution plan	170,640	820	6,492
Trustees’ fees	133,755	5,774	834
Fund administration	29,514	4,998	1,473
Offering costs	–	1,905	25,298
Payable for collateral due to broker for securities lending	–	102,487	–
Foreign currency overdraft	–	–	–
Accrued expenses	227,069	86,450	29,247
Total liabilities	1,967,200	271,456	2,107,510
Commitments and contingent liabilities
NET ASSETS	$912,492,976	$155,011,767	$45,587,335
COMPOSITION OF NET ASSETS:
Paid-in capital	$716,476,273	$91,845,719	$32,429,995
Total distributable earnings (loss)	196,016,703	63,166,048	13,157,340
Net Assets	$912,492,976	$155,011,767	$45,587,335

80	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$628,488,851	$197,210,539	$1,351,187,768	$7,837,387
–	–	–	–

$857,874,448	$254,143,691	$1,894,843,422	$9,897,912
–	–	–	–
–	–	–	89,382

–	–	–	14,083

–	2,384,815	–	7,519
261,138	3,154,362	536,263	27,510
1,081,516	22,182	2,838,156	17,877
107	3,123	–	14,891
–	351	–	–
–	–	–	–
63,357	42,928	74,438	78,091
859,280,566	259,751,452	1,898,292,279	10,147,265

–	5,698,644	–	45,635
–	104,539	1,876,491	27,466
410,314	156,255	848,524	3,607
1,932	9,281	312,522	1,711
13,984	17,433	544,630	499
27,818	7,813	61,635	321
–	–	–	–

–	50,000	–	–
–	–	39	–
108,185	81,260	447,845	60,300
562,233	6,125,225	4,091,686	139,539

$858,718,333	$253,626,227	$1,894,200,593	$10,007,726

$578,976,930	$196,268,347	$1,343,069,467	$7,040,630
279,741,403	57,357,880	551,131,126	2,967,096
$858,718,333	$253,626,227	$1,894,200,593	$10,007,726

See Notes to Financial Statements.	81

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2021

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Net assets by class:
Class A Shares	$550,509,114	$2,736,232	$16,141,987
Class C Shares	$64,966,972	$295,388	$2,301,047
Class F Shares	$168,072,073	$423,927	$16,815,895
Class F3 Shares	$49,003,972	$168,745	$1,057,664
Class I Shares	$40,100,653	$150,800,032	$4,133,285
Class P Shares	–	–	–
Class R2 Shares	$1,510,450	–	–
Class R3 Shares	$27,584,052	$15,228	$20,869
Class R4 Shares	$4,756,924	$15,286	$20,993
Class R5 Shares	$502,894	$15,329	$21,117
Class R6 Shares	$5,485,872	$541,600	$5,074,478
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,312,984	119,379	512,797
Class C Shares	2,787,457	13,029	74,376
Class F Shares	5,533,801	18,438	530,779
Class F3 Shares	1,565,714	7,342	33,333
Class I Shares	1,286,056	6,564,078	130,476
Class P Shares	–	–	–
Class R2 Shares	52,930	–	–
Class R3 Shares	957,445	667	666.66
Class R4 Shares	158,707	667.16	666.66
Class R5 Shares	16,124	667.43	666.67
Class R6 Shares	175,218	23,564	159,922
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$30.06	$22.92	$31.48
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.89	$24.32	$33.40
Class C Shares-Net asset value	$23.31	$22.67	$30.94
Class F Shares-Net asset value	$30.37	$22.99	$31.68
Class F3 Shares-Net asset value	$31.30	$22.98	$31.73
Class I Shares-Net asset value	$31.18	$22.97	$31.68
Class P Shares-Net asset value	–	–	–
Class R2 Shares-Net asset value	$28.54	–	–
Class R3 Shares-Net asset value	$28.81	$22.83	$31.30
Class R4 Shares-Net asset value	$29.97	$22.91	$31.49
Class R5 Shares-Net asset value	$31.19	$22.97	$31.68
Class R6 Shares-Net asset value	$31.31	$22.98	$31.73

82	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$3,008,558	$21,258,319	$1,322,603,965	$4,276,190
$1,721,302	$3,687,849	$64,449,501	$751,687
$2,329,398	$44,655,822	$142,885,680	$1,827,258
$17,083	$14,222	$18,848,487	$17,392
$849,773,585	$176,984,274	$228,032,245	$1,739,160
–	–	$4,006,800	–
–	–	$3,797,743	–
$12,679	–	$91,602,647	$437,201
$12,277	–	$2,846,355	$17,699
$12,305	$14,209	$899,140	$17,854
$1,831,146	$7,011,532	$14,228,030	$923,285

164,222	693,396	95,347,832	271,611
93,966	113,086	5,311,215	48,120
126,086	1,348,389	10,435,811	115,861
931	429	1,340,955	1,102
46,301,373	5,345,468	16,321,814	110,239
–	–	295,355	–
–	–	280,638	–
693	–	6,744,995	27,968
670	–	206,285	1,124
671	429.19	64,323	1,131.75
99,704	211,451	1,011,729	58,513

$18.32	$30.66	$13.87	$15.74

$19.44	$32.53	$14.72	$16.70
$18.32	$32.61	$12.13	$15.62
$18.47	$33.12	$13.69	$15.77
$18.35	$33.15	$14.06	$15.78
$18.35	$33.11	$13.97	$15.78
–	–	$13.57	–
–	–	$13.53	–
$18.30	–	$13.58	$15.63
$18.32	–	$13.80	$15.75
$18.34	$33.11	$13.98	$15.78
$18.37	$33.16	$14.06	$15.78

See Notes to Financial Statements.	83

Statements of Assets and Liabilities (unaudited)(continued)

April 30, 2021

	Growth Leaders Fund	Health Care Fund	International Equity Fund
ASSETS:
Investments in securities, at cost	$7,310,650,600	$6,056,354	$302,392,368
Investments in securities, at fair value including $9,720,057, $0, $6,660,365, $3,980,484, $15,935,843 $0 and $8,055,568, respectively, of securities loaned	$9,317,960,445	$7,065,063	$397,785,883
Cash	–	79,506	–
Foreign cash, at value (cost $0, $14,656, $3,209,863, $2,303,333, $987,368, $0 and $0, respectively)	–	14,541	3,226,205
Receivables:
Investment securities sold	103,411,751	–	1,582,114
Capital shares sold	21,579,169	21,166	98,344
Interest and dividends	1,439,627	3,789	1,817,108
From advisor (See Note 3)	305,176	14,524	8,654
Securities lending income receivable	10,585	–	550
Total return swap, at fair value	–	–	–
Prepaid expenses and other assets	296,300	45,393	–
Total assets	9,445,003,053	7,243,982	404,518,858
LIABILITIES:
Payables:
Investment securities purchased	276,438,821	14,541	3,016,310
Capital shares reacquired	12,489,417	19,834	98,017
Management fee	3,787,355	3,573	223,778
12b-1 distribution plan	1,665,533	1,434	49,608
Trustees’ fees	381,970	146	98,743
Fund administration	296,413	231	12,787
Offering costs	–	23,615	–
Payable for collateral due to broker for securities lending	10,395,019	–	10,046,076
Accrued expenses	105,273	26,419	205,533
Total liabilities	305,559,801	89,793	13,750,852
Commitments and contingent liabilities
NET ASSETS	$9,139,443,252	$7,154,189	$390,768,006
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,609,270,841	$5,917,005	$278,424,172
Total distributable earnings (loss)	3,530,172,411	1,237,184	112,343,834
Net Assets	$9,139,443,252	$7,154,189	$390,768,006

84	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$376,251,781	$554,634,621	$393,608,758	$1,193,562,098

$462,045,427	$657,386,617	$474,773,650	$1,777,829,802
118,589	–	–	–

2,305,141	984,921	–	–

5,081,181	1,600,551	2,237,224	11,013,268
418,455	345,950	635,316	1,386,257
1,535,212	4,091,009	2,842	475,957
–	4,636	18,406	–
3,326	2,432	9,036	–
30,175	–	–	–
62,228	10,120	138,949	104,647
471,599,734	664,426,236	477,815,423	1,790,809,931

3,278,523	2,288,323	954,373	11,487,952
741,121	216,391	130,262	1,497,299
282,082	362,876	354,616	1,046,847
40,867	64,155	47,099	222,320
75,887	145,167	18,872	333,450
15,044	20,736	15,761	57,471
–	–	–	–

4,256,764	29,217,786	8,410,333	–
255,480	277,281	6,024	493,315
8,945,768	32,592,715	9,937,340	15,138,654

$462,653,966	$631,833,521	$467,878,083	$1,775,671,277

$430,824,486	$952,431,270	$379,679,493	$1,031,475,968
31,829,480	(320,597,749)	88,198,590	744,195,309
$462,653,966	$631,833,521	$467,878,083	$1,775,671,277

See Notes to Financial Statements.	85

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2021

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Net assets by class:
Class A Shares	$2,347,044,700	$3,161,249	$189,131,666
Class C Shares	$1,060,077,970	$932,097	$8,029,612
Class F Shares	$3,769,174,963	$584,487	$15,488,987
Class F3 Shares	$548,230,144	$37,184	$5,627,376
Class I Shares	$1,253,933,154	$18,030	$161,629,191
Class P Shares	–	–	$12,011
Class R2 Shares	$2,167,320	–	$171,052
Class R3 Shares	$20,421,280	$13,458	$6,382,164
Class R4 Shares	$16,444,913	$13,523	$1,568,005
Class R5 Shares	$18,949,486	$13,583	$82,872
Class R6 Shares	$102,999,322	$2,380,578	$2,645,070
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	50,719,618	155,792	11,246,503
Class C Shares	25,470,697	46,612	479,097
Class F Shares	79,370,048	28,680	924,645
Class F3 Shares	11,396,189	1,825	330,487
Class I Shares	26,209,883	885	9,510,972
Class P Shares	–	–	712.49
Class R2 Shares	48,015	–	10,152
Class R3 Shares	452,938	666.67	385,198
Class R4 Shares	355,246	666.67	93,688
Class R5 Shares	395,914	666.96	4,903
Class R6 Shares	2,141,100	116,839	155,413
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$46.27	$20.29	$16.82
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$49.09	$21.53	$17.85
Class C Shares-Net asset value	$41.62	$20.00	$16.76
Class F Shares-Net asset value	$47.49	$20.38	$16.75
Class F3 Shares-Net asset value	$48.11	$20.37	$17.03
Class I Shares-Net asset value	$47.84	$20.37	$16.99
Class P Shares-Net asset value	–	–	$16.86
Class R2 Shares-Net asset value	$45.14	–	$16.85
Class R3 Shares-Net asset value	$45.09	$20.19	$16.57
Class R4 Shares-Net asset value	$46.29	$20.28	$16.74
Class R5 Shares-Net asset value	$47.86	$20.37	$16.90
Class R6 Shares-Net asset value	$48.11	$20.37	$17.02

86	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$124,057,613	$245,797,241	$79,305,711	$834,201,482
$15,424,699	$13,357,712	$15,085,634	$81,997,127
$54,328,794	$30,526,444	$212,045,669	$179,590,048
$26,127,637	$24,107,710	–	$251,361,290
$196,981,572	$309,620,369	$161,441,069	$271,984,911
$158,844	–	–	$18,515,948
$3,033,245	$25,112	–	$6,005,690
$11,097,129	$6,882,397	–	$44,608,024
$2,818,571	$146,115	–	$43,374,994
$3,448,680	$14,567	–	$2,332,301
$25,177,182	$1,355,854	–	$41,699,462

5,966,683	30,306,863	3,896,321	36,983,380
807,007	1,660,795	608,542	4,309,170
2,637,153	3,743,458	8,494,994	7,751,358
1,210,495	2,951,129	–	10,516,202
9,177,076	37,876,248	6,467,577	11,470,328
7,449	–	–	842,183
148,922	3,017	–	281,594
547,030	838,924	–	2,058,027
136,218	18,055	–	1,925,553
160,775	1,788	–	98,275
1,166,391	165,935	–	1,745,999

$20.79	$8.11	$20.35	$22.56

$22.06	$8.60	$21.59	$23.94
$19.11	$8.04	$24.79	$19.03
$20.60	$8.15	$24.96	$23.17
$21.58	$8.17	–	$23.90
$21.46	$8.17	$24.96	$23.71
$21.32	–	–	$21.99
$20.37	$8.32	–	$21.33
$20.29	$8.20	–	$21.68
$20.69	$8.09	–	$22.53
$21.45	$8.15	–	$23.73
$21.59	$8.17	–	$23.88

See Notes to Financial Statements.	87

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2021

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $868, $0, $77,420, $4,380, $126,132 and $5,490, respectively)	$3,086,158	$485,063	$29,543
Securities lending net income	–	120	–
Interest and other	–	15	1,969
Total investment income	3,086,158	485,198	31,512
Expenses:
Management fee	415,783	423,463	129,673
12b-1 distribution plan-Class A	626,376	2,762	19,750
12b-1 distribution plan-Class C	320,136	1,396	11,530
12b-1 distribution plan-Class F	75,272	194	6,124
12b-1 distribution plan-Class P	–	–	–
12b-1 distribution plan-Class R2	5,116	–	–
12b-1 distribution plan-Class R3	64,338	35	50
12b-1 distribution plan-Class R4	5,628	18	25
Shareholder servicing	365,609	31,635	11,799
Fund administration	166,313	30,797	7,980
Registration	58,526	59,670	62,025
Reports to shareholders	21,056	3,326	1,354
Professional	17,541	18,438	25,218
Custody	8,561	4,776	1,374
Trustees’ fees	13,280	3,225	585
Other	8,597	22,554	5,817
Gross expenses	2,172,132	602,289	283,304
Expense reductions (See Note 9)	(388)	(1)	(17)
Fees waived and expenses reimbursed (See Note 3)	(424,344)	(59,246)	(94,322)
Net expenses	1,747,400	543,042	188,965
Net investment income (loss)	1,338,758	(57,844)	(157,453)
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	35,492,245	–	–
Net realized gain (loss) on Investment in Underlying Funds	2,102,938	–	–
Net realized gain (loss) on investments	–	19,593,078	6,628,992
Net realized gain (loss) on futures contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	–	–
Net change in unrealized appreciation/depreciation on investments	–	14,297,800	949,831
Net change in unrealized appreciation/depreciation in Underlying Funds	246,127,069	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	–	–
Net realized and unrealized gain (loss)	283,722,252	33,890,878	7,578,823
Net Increase in Net Assets Resulting From Operations	$285,061,010	$33,833,034	$7,421,370

88	See Notes to Financial Statements.

Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund	Global Equity Research Fund

$8,161,846	$1,369,270	$19,114,156	$59,405
429	354	–	8
867	3,056	138	13,737
8,163,142	1,372,680	19,114,294	73,150

2,033,624	704,769	4,999,143	19,437
2,109	16,545	1,524,311	4,460
2,433	5,556	324,320	3,259
120	6,825	66,414	843
–	–	9,080	–
–	–	10,481	–
28	–	215,427	688
13	–	3,206	20
12,473	4,806	850,251	2,551
137,873	35,238	362,244	1,728
61,309	56,481	65,508	63,319
7,800	2,147	61,994	4,715
21,598	26,152	35,541	29,990
3,768	7,210	33,139	15,925
9,908	2,163	30,664	137
43,474	10,125	66,910	6,167
2,336,530	878,017	8,658,633	153,239
(1)	(15)	(774)	(4)
(4,083)	(14,423)	(33,139)	(116,050)
2,332,446	863,579	8,624,720	37,185
5,830,696	509,101	10,489,574	35,965

–	–	–	–

–	–	–	–
47,278,672	9,522,535	131,141,644	929,828
–	–	–	2,683

–	538	634	1,493

204,029,923	59,124,628	377,119,191	1,237,259

–	–	–	–

–	–	(933)	(1,180)
251,308,595	68,647,701	508,260,536	2,170,083

$257,139,291	$69,156,802	$518,750,110	$2,206,048

See Notes to Financial Statements.	89

Statements of Operations (unaudited)(concluded)

For the Six Months Ended April 30, 2021

	Growth Leaders Fund	Health Care Fund	International Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $931, $442,112, $437,415, $794,748, $15,769 and $0, respectively)	$11,147,030	$16,092	$3,942,177
Securities lending net income	36,218	282	2,032
Interest and other	629	214	707
Interest earned from Interfund Lending (See Note 11)	328	–	–
Total investment income	11,184,205	16,588	3,944,916
Expenses:
Management fee	21,676,169	19,061	1,422,172
12b-1 distribution plan-Class A	2,752,121	3,620	225,765
12b-1 distribution plan-Class C	5,233,289	4,067	38,462
12b-1 distribution plan-Class F	1,738,855	154	6,288
12b-1 distribution plan-Class P	–	–	48
12b-1 distribution plan-Class R2	4,895	–	506
12b-1 distribution plan-Class R3	54,288	33	15,012
12b-1 distribution plan-Class R4	19,185	16	1,784
Shareholder servicing	2,510,565	2,092	176,651
Fund administration	1,694,422	1,230	81,267
Registration	207,948	61,485	59,320
Reports to shareholders	196,170	980	20,411
Professional	45,790	23,386	51,494
Custody	20,019	2,568	36,945
Trustees’ fees	133,825	85	6,915
Other	86,599	4,912	32,678
Gross expenses	36,374,140	123,689	2,175,718
Expense reductions (See Note 9)	(3,737)	(2)	(105)
Fees waived and expenses reimbursed (See Note 3)	(1,758,874)	(92,762)	(88,823)
Net expenses	34,611,529	30,925	2,086,790
Net investment income (loss)	(23,427,324)	(14,337)	1,858,126
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	1,548,349,066	266,801	52,441,764
Net realized gain (loss) on forward foreign currency exchange contracts	–	–	6,352
Net realized gain (loss) on swap contracts	–	–	–
Net realized gain (loss) on foreign currency related transactions	–	(206)	(11,242)
Net change in unrealized appreciation/depreciation on investments	(73,472,363)	580,729	40,889,361
Net change in unrealized appreciation/depreciation on swap contracts	–	–	–
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	–	(18)	16,211
Net realized and unrealized gain (loss)	1,474,876,703	847,306	93,342,446
Net Increase in Net Assets Resulting From Operations	$1,451,449,379	$832,969	$95,200,572

90	See Notes to Financial Statements.

International Opportunities Fund	International Value Fund	Micro Cap Growth Fund	Value Opportunities Fund

$4,439,890	$8,705,161	$32,341	$8,840,560
25,888	14,218	75,516	280
36	24,011	11	1,114
–	–	–	262
4,465,814	8,743,390	107,868	8,842,216

1,693,377	1,914,773	1,339,884	5,904,509
143,077	286,090	57,808	933,936
74,760	71,662	35,472	382,843
25,819	14,216	54,623	82,360
326	–	–	39,109
8,687	72	–	16,962
39,766	15,724	–	109,100
3,927	125	–	48,588
183,172	199,258	33,756	705,569
90,314	109,416	59,550	323,232
58,645	56,557	43,332	66,626
18,355	23,000	5,154	86,531
35,992	43,353	25,840	32,688
52,299	50,327	6,253	37,380
7,492	8,943	3,608	26,511
35,522	41,565	11,740	66,026
2,471,530	2,835,081	1,677,020	8,861,970
(118)	(145)	(105)	(584)
(52,299)	(144,407)	(60,876)	(37,380)
2,419,113	2,690,529	1,616,039	8,824,006
2,046,701	6,052,861	(1,508,171)	18,210

45,706,272	39,858,689	10,704,519	167,421,742

899	–	–	–
2,536,518	–	–	–

(72,758)	70,129	–	–

72,716,400	111,005,700	47,680,608	368,206,720

69,285	–	–	–

(25,475)	(15,700)	–	–
120,931,141	150,918,818	58,385,127	535,628,462

$122,977,842	$156,971,679	$56,876,956	$535,646,672

See Notes to Financial Statements.	91

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$1,338,758	$1,304,289
Capital gain distributions received from Underlying Funds	35,492,245	99,573,231
Net realized gain (loss) on investments	–	–
Net realized gain (loss) on investments in Underlying Funds	2,102,938	(30,709,183)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	246,127,069	(29,903,227)
Net change in unrealized appreciation/depreciation on investments	–	–
Net increase in net assets resulting from operations	285,061,010	40,265,110
Distributions to shareholders:
Class A	(36,326,701)	(64,393,529)
Class C	(5,578,729)	(15,294,929)
Class F	(10,913,306)	(23,235,257)
Class F3	(3,009,774)	(4,127,641)
Class I	(2,587,002)	(11,845,960)
Class R2	(133,961)	(211,258)
Class R3	(1,901,142)	(3,583,900)
Class R4	(331,943)	(473,062)
Class R5	(58,164)	(39,612)
Class R6	(349,071)	(566,017)
Total distributions to shareholders	(61,189,793)	(123,771,165)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	62,720,589	105,654,769
Reinvestment of distributions	51,990,922	107,813,540
Cost of shares reacquired	(93,651,436)	(379,849,409)
Net increase (decrease) in net assets resulting from capital share transactions	21,060,075	(166,381,100)
Net increase (decrease) in net assets	244,931,292	(249,887,155)
NET ASSETS:
Beginning of period	$667,561,684	$917,448,839
End of period	$912,492,976	$667,561,684

92	See Notes to Financial Statements.

Durable Growth Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$(57,844)	$111,994
–	–
19,593,078	3,657,615
–	–
–	–
14,297,800	30,100,703
33,833,034	33,870,312

(41,259)	(185)
(6,867)	–
(9,112)	(493)
(3,874)	(128)
(4,522,876)	(573)
–	–
(338)	(4)
(338)	(8)
(351)	(12)
(6,629)	(583)
(4,591,644)	(1,986)

1,091,768	209,915,954
4,567,842	1,986
(81,656,470)	(42,019,029)

(75,996,860)	167,898,911
(46,755,470)	201,767,237

$201,767,237	$–
$155,011,767	$201,767,237

See Notes to Financial Statements.	93

Statements of Changes in Net Assets (continued)

	Focused Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(157,453)	$(111,490)
Net realized gain (loss) on investments	6,628,992	2,455,601
Net change in unrealized appreciation/depreciation on investments	949,831	5,252,603
Net increase in net assets resulting from operations	7,421,370	7,596,714
Distributions to shareholders:
Class A	(886,904)	–
Class C	(133,699)	–
Class F	(439,126)	–
Class F3	(62,060)	–
Class I	(191,132)	–
Class R3	(1,241)	–
Class R4	(1,241)	–
Class R5	(1,241)	–
Class R6	(288,328)	–
Total distributions to shareholders	(2,004,972)	–
Capital share transactions (See Note 16):
Net proceeds from sales of shares	19,530,986	19,017,459
Reinvestment of distributions	1,631,744	–
Cost of shares reacquired	(9,213,094)	(8,318,577)
Net increase in net assets resulting from capital share transactions	11,949,636	10,698,882
Net increase in net assets	17,366,034	18,295,596
NET ASSETS:
Beginning of period	$28,221,301	$9,925,705
End of period	$45,587,335	$28,221,301

94	See Notes to Financial Statements.

Focused Large Cap Value Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$5,830,696	$5,470,643
47,278,672	30,885,296

204,029,923	25,234,361
257,139,291	61,590,300

(60,321)	(2,766)
(5,688)	(326)
(2,739)	(2,983)
(930)	(3,213)
(38,796,164)	(249,650)
(631)	(43)
(647)	(53)
(670)	(64)
(43,348)	(3,681)
(38,911,138)	(262,779)

173,996,370	443,320,189
38,863,410	262,311
(1,502,459)	(116,144,085)

211,357,321	327,438,415
429,585,474	388,765,936

$429,132,859	$40,366,923
$858,718,333	$429,132,859

See Notes to Financial Statements.	95

Statements of Changes in Net Assets (continued)

	Focused Small Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income	$509,101	$858,932
Net realized gain (loss) on investments and foreign currency related transactions	9,523,073	(9,462,735)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	59,124,628	(5,688,781)
Net increase (decrease) in net assets resulting from operations	69,156,802	(14,292,584)
Distributions to shareholders:
Class A	(28,973)	(930,691)
Class C	(754)	(1,499)
Class F	(30,291)	(1,499)
Class F3	(106)	(1,500)
Class I	(812,033)	(16,913,603)
Class P	–	–
Class R2	–	–
Class R3	–	(1,500)
Class R4	–	(1,500)
Class R5	(106)	(1,500)
Class R6	(22,082)	(224,135)
Total distributions to shareholders	(894,345)	(18,077,427)
Capital share transactions (See Note 16):
Net proceeds from sales of shares	127,168,643	15,626,914
Reinvestment of distributions	837,976	17,320,956
Cost of shares reacquired	(18,206,774)	(46,226,137)
Net increase (decrease) in net assets resulting from capital share transactions	109,799,845	(13,278,267)
Net increase (decrease) in net assets	178,062,302	(45,648,278)
NET ASSETS:
Beginning of period	$75,563,925	$121,212,203
End of period	$253,626,227	$75,563,925

96	See Notes to Financial Statements.

Fundamental Equity Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$10,489,574	$36,289,803

131,142,278	(113,951,656)

377,118,258	(121,243,336)
518,750,110	(198,905,189)

(21,213,472)	(139,407,947)
(572,357)	(16,649,980)
(2,559,816)	(18,953,313)
(344,061)	(2,109,059)
(5,925,825)	(62,285,911)
(66,114)	(512,324)
(52,157)	(400,670)
(1,331,556)	(9,958,420)
(42,824)	(503,129)
(20,468)	(150,353)
(254,289)	(2,273,124)
(32,382,939)	(253,204,230)

44,020,686	229,532,972
31,120,405	243,117,741
(286,786,010)	(889,621,209)

(211,644,919)	(416,970,496)
274,722,252	(869,079,915)

$1,619,478,341	$2,488,558,256
$1,894,200,593	$1,619,478,341

See Notes to Financial Statements.	97

Statements of Changes in Net Assets (continued)

	Global Equity Research Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$35,965	$67,902
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	934,004	332,104
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,236,079	186,386
Net increase in net assets resulting from operations	2,206,048	586,392
Distributions to shareholders:
Class A	(145,688)	(41,267)
Class C	(25,807)	(1,897)
Class F	(81,627)	(17,441)
Class F3	(806)	(181)
Class I	(80,420)	(17,804)
Class R2	–	(107)
Class R3	(11,511)	(1,908)
Class R4	(780)	(150)
Class R5	(820)	(182)
Class R6	(36,541)	(8,710)
Total distributions to shareholders	(384,000)	(89,647)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	1,735,448	1,069,800
Reinvestment of distributions	198,859	80,997
Cost of shares reacquired	(670,493)	(3,270,513)
Net increase (decrease) in net assets resulting from capital share transactions	1,263,814	(2,119,716)
Net increase (decrease) in net assets	3,085,862	(1,622,971)
NET ASSETS:
Beginning of period	$6,921,864	$8,544,835
End of period	$10,007,726	$6,921,864

98	See Notes to Financial Statements.

Growth Leaders Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$(23,427,324)	$(26,344,558)

1,548,349,066	757,776,433

(73,472,363)	1,676,037,268
1,451,449,379	2,407,469,143

(188,612,920)	(81,848,840)
(102,803,513)	(55,520,466)
(291,014,340)	(115,075,437)
(28,723,117)	(5,998,021)
(97,566,085)	(41,625,583)
(159,822)	(94,793)
(2,024,661)	(1,134,003)
(1,271,829)	(604,646)
(1,359,076)	(741,362)
(6,678,295)	(2,986,993)
(720,213,658)	(305,630,144)

2,307,107,539	2,471,905,296
665,061,840	278,119,573
(1,515,748,824)	(1,640,138,043)

1,456,420,555	1,109,886,826
2,187,656,276	3,211,725,825

$6,951,786,976	$3,740,061,151
$9,139,443,252	$6,951,786,976

See Notes to Financial Statements.	99

Statements of Changes in Net Assets (continued)

	Health Care Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(14,337)	$(4,997)
Net realized gain (loss) on investments, forward foreign currency exchange contracts and foreign currency related transactions	266,595	528,143
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	580,711	454,407
Net increase in net assets resulting from operations	832,969	977,553
Distributions to shareholders:
Class A	(273,120)	–
Class C	(58,883)	–
Class F	(13,072)	(37)
Class F3	(4,263)	(346)
Class I	(2,047)	(54)
Class P	–	–
Class R2	–	–
Class R3	(1,541)	–
Class R4	(1,541)	–
Class R5	(1,546)	(5)
Class R6	(145,456)	(563)
Total distributions to shareholders	(501,469)	(1,005)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	3,725,339	3,071,760
Reinvestment of distributions	299,070	788
Cost of shares reacquired	(939,583)	(2,931,160)
Net increase (decrease) in net assets resulting from capital share transactions	3,084,826	141,388
Net increase (decrease) in net assets	3,416,326	1,117,936
NET ASSETS:
Beginning of period	$3,737,863	$2,619,927
End of period	$7,154,189	$3,737,863

100	See Notes to Financial Statements.

International Equity Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$1,858,126	$4,016,518

52,436,874	(12,093,836)

40,905,572	17,428,458
95,200,572	9,351,140

(1,991,486)	(2,639,912)
(19,196)	(71,571)
(147,298)	(800,991)
(69,008)	(76,992)
(2,805,314)	(3,329,607)
(278)	(544)
(914)	(5,530)
(51,482)	(89,018)
(15,302)	(16,392)
(1,028)	(1,430)
(34,250)	(43,726)
(5,135,556)	(7,075,713)

14,652,347	30,457,636
5,052,206	6,953,332
(83,459,174)	(127,708,023)

(63,754,621)	(90,297,055)
26,310,395	(88,021,628)

$364,457,611	$452,479,239
$390,768,006	$364,457,611

See Notes to Financial Statements.	101

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income	$2,046,701	$2,261,426
Net realized gain (loss) on investments, forward foreign currency exchange contracts, swaps and foreign currency related transactions	48,170,931	(25,026,389)
Net change in unrealized appreciation/depreciation on investments, swaps and translation of assets and liabilities denominated in foreign currencies	72,760,210	9,294,435
Net increase (decrease) in net assets resulting from operations	122,977,842	(13,470,528)
Distributions to shareholders:
Class A	–	(1,578,626)
Class C	–	(105,055)
Class F	–	(1,183,908)
Class F3	–	(280,820)
Class I	–	(3,153,719)
Class P	–	(891)
Class R2	–	(28,321)
Class R3	–	(187,243)
Class R4	–	(84,735)
Class R5	–	(266,449)
Class R6	–	(509,434)
Total distributions to shareholders	–	(7,379,201)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	46,101,546	66,574,037
Reinvestment of distributions	–	6,975,121
Cost of shares reacquired	(93,491,229)	(226,633,725)
Net increase (decrease) in net assets resulting from capital share transactions	(47,389,683)	(153,084,567)
Net increase (decrease) in net assets	75,588,159	(173,934,296)
NET ASSETS:
Beginning of period	$387,065,807	$561,000,103
End of period	$462,653,966	$387,065,807

102	See Notes to Financial Statements.

International Value Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$6,052,861	$10,083,610

39,928,818	(48,705,025)

110,990,000	(25,856,479)
156,971,679	(64,477,894)

(2,471,773)	(4,117,368)
(110,328)	(254,834)
(326,638)	(602,335)
(267,325)	(464,168)
(2,901,826)	(4,323,381)
–	–
(202)	(218)
(58,435)	(103,892)
(682)	(701)
(136)	(215)
(15,156)	(25,750)
(6,152,501)	(9,892,862)

100,002,798	70,419,560
6,030,864	9,692,061
(70,370,576)	(140,459,945)

35,663,086	(60,348,324)
186,482,264	(134,719,080)

$445,351,257	$580,070,337
$631,833,521	$445,351,257

See Notes to Financial Statements.	103

Statements of Changes in Net Assets (concluded)

	Micro Cap Growth Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations:
Net investment income (loss)	$(1,508,171)	$(1,500,087)
Net realized gain (loss) on investments	10,704,519	36,500,948
Net change in unrealized appreciation/depreciation on investments	47,680,608	16,451,637
Net increase in net assets resulting from operations	56,876,956	51,452,498
Distributions to shareholders:
Class A	(3,732,335)	(2,158,436)
Class C	(305,529)	–
Class F	(3,797,520)	–
Class F3	–	–
Class I	(22,252,243)	(18,035,766)
Class P	–	–
Class R2	–	–
Class R3	–	–
Class R4	–	–
Class R5	–	–
Class R6	–	–
Total distributions to shareholders	(30,087,627)	(20,194,202)
Capital share transactions (Net of share conversions) (See Note 16):
Net proceeds from sales of shares	388,764,161	36,535,765
Reinvestment of distributions	24,408,563	18,151,507
Cost of shares reacquired	(87,493,800)	(102,948,159)
Net increase (decrease) in net assets resulting from capital share transactions	325,678,924	(48,260,887)
Net increase (decrease) in net assets	352,468,253	(17,002,591)
NET ASSETS:
Beginning of period	$115,409,830	$132,412,421
End of period	$467,878,083	$115,409,830

104	See Notes to Financial Statements.

Value Opportunities Fund
For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020

$18,210	$5,295,341
167,421,742	91,012,863

368,206,720	(76,099,606)
535,646,672	20,208,598

(38,007,204)	(85,094,354)
(4,497,264)	(17,196,886)
(8,497,130)	(22,240,666)
(11,931,245)	(27,977,023)
(13,160,065)	(31,069,513)
(906,655)	(2,448,798)
(302,914)	(736,437)
(2,492,301)	(6,339,609)
(1,994,555)	(4,776,365)
(120,442)	(306,961)
(1,814,163)	(4,315,563)
(83,723,938)	(202,502,175)

104,191,831	156,871,893
81,622,230	196,957,357
(237,475,156)	(649,877,862)

(51,661,095)	(296,048,612)
400,261,639	(478,342,189)

$1,375,409,638	$1,853,751,827
$1,775,671,277	$1,375,409,638

See Notes to Financial Statements.	105

Financial Highlights

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(d)	$22.60	$0.05	$9.50	$9.55	$(0.36)	$(1.73)	$(2.09)
10/31/2020	24.04	0.03	1.82	1.85	–	(3.29)	(3.29)
10/31/2019	26.62	(0.03)	0.87	0.84	(0.26)	(3.16)	(3.42)
10/31/2018	28.92	(0.05)	0.93	0.88	–	(3.18)	(3.18)
10/31/2017	25.94	(0.05)	5.96	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.03)	0.19	0.16	(0.19)	(3.82)	(4.01)
Class C
4/30/2021(d)	17.82	(0.04)	7.45	7.41	(0.19)	(1.73)	(1.92)
10/31/2020	19.73	(0.09)	1.47	1.38	–	(3.29)	(3.29)
10/31/2019	22.43	(0.17)	0.66	0.49	(0.03)	(3.16)	(3.19)
10/31/2018	25.03	(0.21)	0.79	0.58	–	(3.18)	(3.18)
10/31/2017	22.96	(0.21)	5.21	5.00	–	(2.93)	(2.93)
10/31/2016	26.83	(0.19)	0.14	(0.05)	–	(3.82)	(3.82)
Class F
4/30/2021(d)	22.82	0.07	9.61	9.68	(0.40)	(1.73)	(2.13)
10/31/2020	24.22	0.08	1.81	1.89	–	(3.29)	(3.29)
10/31/2019	26.80	0.01	0.87	0.88	(0.30)	(3.16)	(3.46)
10/31/2018	29.06	– (g)	0.92	0.92	–	(3.18)	(3.18)
10/31/2017	26.01	(0.02)	6.00	5.98	–	(2.93)	(2.93)
10/31/2016	29.87	0.02	0.17	0.19	(0.23)	(3.82)	(4.05)
Class F3
4/30/2021(d)	23.47	0.09	9.90	9.99	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.88	1.98	–	(3.29)	(3.29)
10/31/2019	27.32	0.05	0.91	0.96	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.93	0.98	–	(3.18)	(3.18)
4/4/2017 to 10/31/2017(h)	26.15	(0.01)	3.38	3.37	–	–	–
Class I
4/30/2021(d)	23.39	0.08	9.86	9.94	(0.42)	(1.73)	(2.15)
10/31/2020	24.72	0.11	1.85	1.96	–	(3.29)	(3.29)
10/31/2019	27.29	0.03	0.89	0.92	(0.33)	(3.16)	(3.49)
10/31/2018	29.50	0.02	0.95	0.97	–	(3.18)	(3.18)
10/31/2017	26.34	0.02	6.07	6.09	–	(2.93)	(2.93)
10/31/2016	30.20	0.02	0.20	0.22	(0.26)	(3.82)	(4.08)
Class R2
4/30/2021	21.52	–	9.05	9.05	(0.30)	(1.73)	(2.03)
10/31/2020	23.11	(0.04)	1.74	1.70	–	(3.29)	(3.29)
10/31/2019	25.65	(0.10)	0.83	0.73	(0.11)	(3.16)	(3.27)
10/31/2018	28.07	(0.13)	0.89	0.76	–	(3.18)	(3.18)
10/31/2017	25.34	(0.14)	5.80	5.66	–	(2.93)	(2.93)
10/31/2016	29.16	(0.11)	0.18	0.07	(0.07)	(3.82)	(3.89)

106	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)						Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$30.06	43.73	(e)	0.41	(f)	0.51	(f)	0.33	(f)	$550,509	6	(e)
22.60	7.72		0.43		0.53		0.16		400,088	16
24.04	5.65		0.44		0.54		(0.13)		482,675	17
26.62	3.11		0.42		0.52		(0.17)		508,472	8
28.92	24.55		0.41		0.54		(0.19)		510,601	6
25.94	0.91		0.27		0.55		(0.10)		507,241	13

23.31	43.17	(e)	1.16	(f)	1.26	(f)	(0.39	)(f)	64,967	6	(e)
17.82	6.98		1.18		1.28		(0.52)		54,247	16
19.73	4.86		1.19		1.29		(0.85)		97,096	17
22.43	2.31		1.17		1.27		(0.87)		140,681	8
25.03	23.69		1.16		1.29		(0.92)		224,568	6
22.96	0.12		1.02		1.30		(0.84)		265,906	13

30.37	43.82	(e)	0.26	(f)	0.36	(f)	0.48	(f)	168,072	6	(e)
22.82	7.89		0.28		0.38		0.37		120,797	16
24.22	5.81		0.29		0.39		0.04		176,784	17
26.80	3.25		0.27		0.37		(0.01)		204,245	8
29.06	24.78		0.27		0.39		(0.06)		247,908	6
26.01	1.05		0.12		0.40		0.06		230,558	13

31.30	43.97	(e)	0.08	(f)	0.18	(f)	0.65	(f)	49,004	6	(e)
23.47	8.10		0.09		0.19		0.44		33,179	16
24.78	6.03		0.10		0.20		0.20		32,219	17
27.32	3.42		0.08		0.19		0.17		33,677	8
29.52	12.89	(e)	0.09	(f)	0.19	(f)	(0.08	)(f)	34,672	6

31.18	43.89	(e)	0.16	(f)	0.26	(f)	0.58	(f)	40,101	6	(e)
23.39	8.02		0.18		0.28		0.51		28,481	16
24.72	5.88		0.19		0.29		0.11		92,448	17
27.29	3.38		0.17		0.27		0.08		87,441	8
29.50	24.90		0.16		0.30		0.06		69,232	6
26.34	1.15		0.02		0.30		0.09		67,982	13

28.54	43.47	(e)	0.76	(f)	0.86	(f)	0.02	(f)	1,510	6	(e)
21.52	7.39		0.78		0.88		(0.19)		1,430	16
23.11	5.26		0.79		0.89		(0.45)		1,476	17
25.65	2.75		0.77		0.87		(0.49)		2,531	8
28.07	24.11		0.76		0.89		(0.55)		3,064	6
25.34	0.57		0.62		0.90		(0.45)		2,704	13

See Notes to Financial Statements.	107

Financial Highlights (concluded)

ALPHA STRATEGY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R3
4/30/2021(d)	$21.70	$0.01	$9.13	$9.14	$(0.30)	$(1.73)	$(2.03)
10/31/2020	23.26	(0.01)	1.74	1.73	–	(3.29)	(3.29)
10/31/2019	25.86	(0.09)	0.84	0.75	(0.19)	(3.16)	(3.35)
10/31/2018	28.25	(0.11)	0.90	0.79	–	(3.18)	(3.18)
10/31/2017	25.46	(0.11)	5.83	5.72	–	(2.93)	(2.93)
10/31/2016	29.30	(0.09)	0.19	0.10	(0.12)	(3.82)	(3.94)
Class R4
4/30/2021(d)	22.54	0.05	9.47	9.52	(0.36)	(1.73)	(2.09)
10/31/2020	23.98	0.02	1.83	1.85	–	(3.29)	(3.29)
10/31/2019	26.58	(0.04)	0.87	0.83	(0.27)	(3.16)	(3.43)
10/31/2018	28.88	(0.06)	0.94	0.88	–	(3.18)	(3.18)
10/31/2017	25.90	(0.09)	6.00	5.91	–	(2.93)	(2.93)
10/31/2016	29.79	(0.07)	0.23	0.16	(0.23)	(3.82)	(4.05)
Class R5
4/30/2021(d)	23.40	0.10	9.84	9.94	(0.42)	(1.73)	(2.15)
10/31/2020	24.73	0.03	1.93	1.96	–	(3.29)	(3.29)
10/31/2019	27.30	0.03	0.89	0.92	(0.33)	(3.16)	(3.51)
10/31/2018	29.52	0.02	0.94	0.96	–	(3.18)	(3.18)
10/31/2017	26.35	(0.04)	6.14	6.10	–	(2.93)	(2.93)
10/31/2016	30.20	0.04	0.19	0.23	(0.26)	(3.82)	(4.08)
Class R6
4/30/2021(d)	23.48	0.10	9.89	9.99	(0.43)	(1.73)	(2.16)
10/31/2020	24.78	0.10	1.89	1.99	–	(3.29)	(3.29)
10/31/2019	27.33	0.05	0.90	0.95	(0.34)	(3.16)	(3.50)
10/31/2018	29.52	0.05	0.94	0.99	–	(3.18)	(3.18)
10/31/2017	26.34	(0.01)	6.12	6.11	–	(2.93)	(2.93)
10/31/2016	30.20	– (g)	0.23	0.23	(0.27)	(3.82)	(4.09)

(a)	Does not include expenses of the Underlying Funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Unaudited.
(e)	Not annualized.
(f)	Annualized.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

108	See Notes to Financial Statements.

			Ratios to Average Net Assets:(a)					Supplemental Data:
Net asset value, end of period	Total return (%)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$28.81	43.56	(e)	0.66	(f)	0.76	(f)	0.08 (f)	$27,584	6	(e)
21.70	7.47		0.68		0.78		(0.07)	20,860	16
23.26	5.38		0.69		0.79		(0.38)	26,729	17
25.86	2.84		0.67		0.77		(0.40)	28,601	8
28.25	24.24		0.65		0.79		(0.43)	33,190	6
25.46	0.68		0.52		0.80		(0.35)	34,223	13

29.97	43.67	(e)	0.41	(f)	0.51	(f)	0.34 (f)	4,757	6	(e)
22.54	7.79		0.43		0.53		0.09	3,715	16
23.98	5.61		0.44		0.54		(0.16)	3,461	17
26.58	3.12		0.42		0.52		(0.22)	3,236	8
28.88	24.60		0.42		0.53		(0.34)	1,998	6
25.90	0.91		0.28		0.55		(0.27)	278	13

31.19	43.90	(e)	0.16	(f)	0.26	(f)	0.68 (f)	503	6	(e)
23.40	8.02		0.18		0.28		0.14	623	16
24.73	5.90		0.19		0.29		0.13	296	17
27.30	3.34		0.17		0.27		0.06	106	8
29.52	24.93		0.18		0.28		(0.13)	84	6
26.35	1.19		–		0.30		0.16	9	13

31.31	43.95	(e)	0.08	(f)	0.18	(f)	0.66 (f)	5,486	6	(e)
23.48	8.14		0.09		0.19		0.46	4,143	16
24.78	5.98		0.10		0.20		0.19	4,266	17
27.33	3.45		0.08		0.19		0.17	3,619	8
29.52	24.98		0.09		0.19		1.34	3,855	6
26.34	1.17		0.03		0.17		(0.01)	675	13

See Notes to Financial Statements.	109

Financial Highlights

DURABLE GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(d)	$19.21	$(0.04)	$4.26	$4.22	$–	$(0.51)	$(0.51)
10/31/2020	15.00	(0.03)	4.25	4.22	(0.01)	–	(0.01)
Class C
4/30/2021(d)	19.08	(0.11)	4.21	4.10	–	(0.51)	(0.51)
10/31/2020	15.00	(0.14)	4.22	4.08	–	–	–
Class F
4/30/2021(d)	19.25	(0.01)	4.26	4.25	–	(0.51)	(0.51)
10/31/2020	15.00	0.04	4.22	4.26	(0.01)	–	(0.01)
Class F3
4/30/2021(d)	19.26	–	4.25	4.25	(0.02)	(0.51)	(0.53)
10/31/2020	15.00	0.04	4.24	4.28	(0.02)	–	(0.02)
Class I
4/30/2021(d)	19.25	(0.01)	4.26	4.25	(0.02)	(0.51)	(0.53)
10/31/2020	15.00	0.01	4.26	4.27	(0.02)	–	(0.02)
Class R3
4/30/2021(d)	19.17	(0.06)	4.23	4.17	–	(0.51)	(0.51)
10/31/2020	15.00	(0.05)	4.23	4.18	(0.01)	–	(0.01)
Class R4
4/30/2021(d)	19.22	(0.04)	4.25	4.21	–	(0.51)	(0.51)
10/31/2020	15.00	(0.01)	4.24	4.23	(0.01)	–	(0.01)
Class R5
4/30/2021(d)	19.25	(0.01)	4.26	4.25	(0.02)	(0.51)	(0.53)
10/31/2020	15.00	0.03	4.24	4.27	(0.02)	–	(0.02)
Class R6
4/30/2021(d)	19.26	(0.01)	4.26	4.25	(0.02)	(0.51)	(0.53)
10/31/2020	15.00	0.06	4.22	4.28	(0.02)	–	(0.02)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Unaudited.
(e)	Annualized.

110	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)(c)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.92	22.29	(c)	0.94	(e)	1.02	(e)	(0.35	)(e)	$2,736	11	(c)
19.21	28.16		0.95		1.29		(0.18)		1,538	52

22.67	21.80	(c)	1.69	(e)	1.77	(e)	(1.08	)(e)	295	11	(c)
19.08	27.20		1.68		2.61		(0.84)		228	52

22.99	22.40	(c)	0.70	(e)	0.88	(e)	(0.09	)(e)	424	11	(c)
19.25	28.46		0.69		2.25		0.25		346	52

22.98	22.41	(c)	0.65	(e)	0.74	(e)	(0.04	)(e)	169	11	(c)
19.26	28.55		0.64		1.73		0.24		141	52

22.97	22.41	(c)	0.70	(e)	0.78	(e)	(0.07	)(e)	150,800	11	(c)
19.25	28.48		0.71		0.69		0.07		199,234	52

22.83	22.07	(c)	1.19	(e)	1.26	(e)	(0.58	)(e)	15	11	(c)
19.17	27.84		1.20		2.25		(0.32)		13	52

22.92	22.24	(c)	0.95	(e)	1.02	(e)	(0.34	)(e)	15	11	(c)
19.22	28.16		0.95		2.00		(0.07)		13	52

22.97	22.41	(c)	0.69	(e)	0.76	(e)	(0.07	)(e)	15	11	(c)
19.25	28.48		0.70		1.75		0.18		13	52

22.98	22.41	(c)	0.65	(e)	0.75	(e)	(0.08	)(e)	542	11	(c)
19.26	28.55		0.64		2.37		0.37		241	52

See Notes to Financial Statements.	111

Financial Highlights

FOCUSED GROWTH FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	realized	end of
	of period	(loss)(a)	gain	operations	gain	period
Class A
4/30/2021(c)	$26.90	$(0.13)	$ 6.57	$ 6.44	$ (1.86)	$ 31.48
10/31/2020	15.88	(0.17)	11.19	11.02	–	26.90
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.98	0.88	–	15.88
Class C
4/30/2021(c)	26.56	(0.24)	6.48	6.24	(1.86)	30.94
10/31/2020	15.80	(0.37)	11.13	10.76	–	26.56
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.19)	0.99	0.80	–	15.80
Class F
4/30/2021(c)	27.03	(0.10)	6.61	6.51	(1.86)	31.68
10/31/2020	15.91	(0.13)	11.25	11.12	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class F3
4/30/2021(c)	27.06	(0.09)	6.62	6.53	(1.86)	31.73
10/31/2020	15.92	(0.09)	11.23	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92
Class I
4/30/2021(c)	27.03	(0.10)	6.61	6.51	(1.86)	31.68
10/31/2020	15.92	(0.11)	11.22	11.11	–	27.03
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.99	0.92	–	15.92
Class R3
4/30/2021(c)	26.79	(0.17)	6.54	6.37	(1.86)	31.30
10/31/2020	15.86	(0.21)	11.14	10.93	–	26.79
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.13)	0.99	0.86	–	15.86
Class R4
4/30/2021(c)	26.91	(0.13)	6.57	6.44	(1.86)	31.49
10/31/2020	15.89	(0.16)	11.18	11.02	–	26.91
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.10)	0.99	0.89	–	15.89
Class R5
4/30/2021(c)	27.02	(0.10)	6.62	6.52	(1.86)	31.68
10/31/2020	15.91	(0.10)	11.21	11.11	–	27.02
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.07)	0.98	0.91	–	15.91
Class R6
4/30/2021(c)	27.06	(0.09)	6.62	6.53	(1.86)	31.73
10/31/2020	15.92	(0.10)	11.24	11.14	–	27.06
1/30/2019 to 10/31/2019(f)(g)	15.00	(0.06)	0.98	0.92	–	15.92

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 1/30/2019, SEC effective date was 1/31/2019 and date shares first became available to the public was 2/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 1/30/2019 through 1/31/2019.

112	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

		Total
		expenses
		after waivers				Net		Net assets,	Portfolio
Total		and/or		Total		investment		end of	turnover
return		reimbursements		expenses		income (loss)		period	rate
(%)(b)		(%)		(%)		(%)		(000)	(%)

24.95	(d)	1.05	(e)	1.49	(e)	(0.88	)(e)	$16,142	81	(d)
69.40		1.05		2.25		(0.79)		12,485	126
5.87	(d)	1.05	(e)	3.09	(e)	(0.83	)(e)	4,889	130	(d)

24.49	(d)	1.80	(e)	2.24	(e)	(1.63	)(e)	2,301	81	(d)
68.10		1.78		2.87		(1.61)		1,849	126
5.33	(d)	1.80	(e)	4.10	(e)	(1.55	)(e)	156	130	(d)

25.10	(d)	0.79	(e)	1.32	(e)	(0.65	)(e)	16,816	81	(d)
69.89		0.80		2.03		(0.58)		5,821	126
6.07	(d)	0.80	(e)	3.14	(e)	(0.56	)(e)	1,005	130	(d)

25.14	(d)	0.73	(e)	1.19	(e)	(0.57	)(e)	1,058	81	(d)
69.97		0.72		2.01		(0.44)		902	126
6.13	(d)	0.73	(e)	3.07	(e)	(0.48	)(e)	531	130	(d)

25.14	(d)	0.80	(e)	1.24	(e)	(0.64	)(e)	4,133	81	(d)
69.72		0.80		2.04		(0.52)		2,712	126
6.13	(d)	0.80	(e)	2.91	(e)	(0.60	)(e)	1,492	130	(d)

24.78	(d)	1.30	(e)	1.75	(e)	(1.14	)(e)	21	81	(d)
68.92		1.30		2.52		(1.01)		18	126
5.73	(d)	1.30	(e)	3.64	(e)	(1.06	)(e)	11	130	(d)

24.94	(d)	1.05	(e)	1.50	(e)	(0.89	)(e)	21	81	(d)
69.35		1.05		2.27		(0.75)		18	126
5.93	(d)	1.05	(e)	3.37	(e)	(0.80	)(e)	11	130	(d)

25.14	(d)	0.80	(e)	1.25	(e)	(0.64	)(e)	21	81	(d)
69.83		0.80		2.02		(0.49)		18	126
6.07	(d)	0.80	(e)	3.12	(e)	(0.55	)(e)	11	130	(d)

25.14	(d)	0.73	(e)	1.19	(e)	(0.57	)(e)	5,074	81	(d)
69.97		0.72		1.99		(0.45)		4,400	126
6.13	(d)	0.73	(e)	2.83	(e)	(0.50	)(e)	1,821	130	(d)

See Notes to Financial Statements.	113

Financial Highlights

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
						Distributions to
		Investment Operations:				shareholders from:
					Total
			Net		from
	Net asset	Net	realized		invest-
	value,	invest-	and		ment	Net	Net	Total
	beginning	ment	unrealized		opera-	investment	realized	distri-
	of period	income(a)	gain (loss)		tions	income	gain	bution
Class A
4/30/2021(c)	$12.95	$0.11	$ 6.23		$ 6.34	$(0.16)	$(0.81)	$(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–
Class C
4/30/2021(c)	12.87	0.03	6.23		6.26	–	(0.81)	(0.81)
10/31/2020	14.72	0.17	(1.98)		(1.81)	(0.04)	–	(0.04)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.03	(0.31	)(h)	(0.28)	–	–	–
Class F
4/30/2021(c)	12.98	0.15	6.23		6.38	(0.08)	(0.81)	(0.89)
10/31/2020	14.76	0.31	(2.00)		(1.69)	(0.09)	–	(0.09)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class F3
4/30/2021(c)	12.98	0.14	6.23		6.37	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(2.00)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class I
4/30/2021(c)	12.99	0.14	6.22		6.36	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.30	(1.97)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.04	(0.28	)(h)	(0.24)	–	–	–
Class R3
4/30/2021(c)	12.92	0.10	6.21		6.31	(0.12)	(0.81)	(0.93)
10/31/2020	14.74	0.23	(1.99)		(1.76)	(0.06)	–	(0.06)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.05	(0.31	)(h)	(0.26)	–	–	–
Class R4
4/30/2021(c)	12.95	0.12	6.22		6.34	(0.16)	(0.81)	(0.97)
10/31/2020	14.75	0.27	(1.99)		(1.72)	(0.08)	–	(0.08)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.06	(0.31	)(h)	(0.25)	–	–	–

114	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$18.32	50.58	(d)	0.92	(e)	0.92	(e)	1.34	(e)	$3,009	29	(d)
12.95	(11.74)		0.96		1.09		2.08		541	128
14.75	(1.67	)(d)	0.96	(e)	4.40	(e)	1.57	(e)	508	16	(d)

18.32	49.97	(d)	1.64	(e)	1.64	(e)	0.39	(e)	1,721	29	(d)
12.87	(12.35)		1.71		1.83		1.32		77	128
14.72	(1.87	)(d)	1.71	(e)	5.27	(e)	0.75	(e)	108	16	(d)

18.47	50.66	(d)	0.66	(e)	0.76	(e)	1.66	(e)	2,329	29	(d)
12.98	(11.54)		0.71		0.98		2.33		40	128
14.76	(1.60	)(d)	0.71	(e)	4.37	(e)	1.75	(e)	492	16	(d)

18.35	50.75	(d)	0.64	(e)	0.66	(e)	1.74	(e)	17	29	(d)
12.98	(11.50)		0.63		0.84		2.40		12	128
14.76	(1.60	)(d)	0.63	(e)	4.21	(e)	1.83	(e)	492	16	(d)

18.35	50.63	(d)	0.67	(e)	0.67	(e)	1.69	(e)	849,774	29	(d)
12.99	(11.43)		0.71		0.75		2.34		428,070	128
14.76	(1.60	)(d)	0.71	(e)	1.07	(e)	1.10	(e)	38,221	16	(d)

18.30	50.34	(d)	1.16	(e)	1.16	(e)	1.23	(e)	13	29	(d)
12.92	(11.98)		1.21		1.34		1.75		9	128
14.74	(1.73	)(d)	1.21	(e)	4.78	(e)	1.24	(e)	10	16	(d)

18.32	50.54	(d)	0.91	(e)	0.91	(e)	1.48	(e)	12	29	(d)
12.95	(11.74)		0.96		1.08		2.00		9	128
14.75	(1.67	)(d)	0.96	(e)	4.51	(e)	1.47	(e)	10	16	(d)

See Notes to Financial Statements.	115

Financial Highlights (concluded)

FOCUSED LARGE CAP VALUE FUND

		Per Share Operating Performance:
						Distributions to
		Investment Operations:				shareholders from:
					Total
			Net		from
	Net asset	Net	realized		invest-
	value,	invest-	and		ment	Net	Net	Total
	beginning	ment	unrealized		opera-	investment	realized	distri-
	of period	income(a)	gain (loss)		tions	income	gain	bution
Class R5
4/30/2021(c)	$12.98	$0.14	$ 6.22		$ 6.36	$(0.19)	$(0.81)	$(1.00)
10/31/2020	14.76	0.30	(1.98)		(1.68)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–
Class R6
4/30/2021(c)	12.99	0.14	6.24		6.38	(0.19)	(0.81)	(1.00)
10/31/2020	14.76	0.32	(1.99)		(1.67)	(0.10)	–	(0.10)
7/26/2019 to 10/31/2019(f)(g)	15.00	0.07	(0.31	)(h)	(0.24)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain(loss) in the Statement of Operations for the period ended October 31, 2019, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

116	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net	Net
asset			and/or			invest-	assets,	Portfolio
value,	Total		reimburse-	Total		ment	end of	turnover
end of	return		ments	expenses		income	period	rate
period	(%)(b)		(%)	(%)		(%)	(000)	(%)

$18.34	50.67	(d)	0.66 (e)	0.66	(e)	1.73 (e)	$ 12	29	(d)
12.98	(11.51)		0.71	0.84		2.24	9	128
14.76	(1.60	)(d)	0.71 (e)	4.27	(e)	1.75 (e)	10	16	(d)

18.37	50.79	(d)	0.64 (e)	0.68	(e)	1.64 (e)	1,831	29	(d)
12.99	(11.43)		0.63	0.81		2.38	366	128
14.76	(1.60	)(d)	0.63 (e)	4.21	(e)	1.83 (e)	517	16	(d)

See Notes to Financial Statements.	117

Financial Highlights

FOCUSED SMALL CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
		Net	Net	from
	Net asset	invest-	realized	invest-
	value,	ment	and	ment	Net	Net	Total
	beginning	income	unrealized	opera-	investment	realized	distri-
	of period	(loss)(a)	gain (loss)	tions	income	gain	bution
Class A
4/30/2021(c)	$18.77	$ 0.04	$12.01	$12.05	$(0.16)	$ –	$(0.16)
10/31/2020	25.14	0.14	(2.40)	(2.26)	–	(4.11)	(4.11)
10/31/2019	29.02	(0.04)	0.39	0.35	–	(4.23)	(4.23)
10/31/2018	34.92	(0.32)	0.47	0.15	–	(6.05)	(6.05)
10/31/2017	33.65	(0.27)	7.56	7.29	–	(6.02)	(6.02)
10/31/2016	31.34	(0.22)	3.27	3.05	–	(0.74)	(0.74)
Class C
4/30/2021(c)	19.99	(0.10)	12.84	12.74	(0.12)	–	(0.12)
10/31/2020	26.71	(0.08)	(2.53)	(2.61)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	(0.03)	(0.65)	(0.68)	–	–	–
Class F
4/30/2021(c)	20.30	0.06	13.00	13.06	(0.24)	–	(0.24)
10/31/2020	26.80	0.09	(2.48)	(2.39)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class F3
4/30/2021(c)	20.32	0.09	12.99	13.08	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.56)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.06	(0.65)	(0.59)	–	–	–
Class I
4/30/2021(c)	20.30	0.09	12.97	13.06	(0.25)	–	(0.25)
10/31/2020	26.80	0.19	(2.58)	(2.39)	–	(4.11)	(4.11)
10/31/2019	30.64	(0.02)	0.41	0.39	–	(4.23)	(4.23)
10/31/2018	36.53	(0.33)	0.49	0.16	–	(6.05)	(6.05)
10/31/2017	34.95	(0.28)	7.88	7.60	–	(6.02)	(6.02)
10/31/2016	32.52	(0.23)	3.40	3.17	–	(0.74)	(0.74)
Class R5
4/30/2021(c)	20.29	0.09	12.98	13.07	(0.25)	–	(0.25)
10/31/2020	26.80	0.17	(2.57)	(2.40)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.05	(0.64)	(0.59)	–	–	–
Class R6
4/30/2021(c)	20.33	0.09	12.99	13.08	(0.25)	–	(0.25)
10/31/2020	26.81	0.18	(2.55)	(2.37)	–	(4.11)	(4.11)
6/28/2019 to 10/31/2019(f)	27.39	0.09	(0.67)	(0.58)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operation was 6/28/2019 and date shares first became available to the public was 7/1/2019.

118	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
			Total
			expenses
			after
Net			waivers				Net		Net
asset			and/or				invest-		assets,	Portfolio
value,	Total		reimburse-		Total		ment		end of	turnover
end of	return		ments		expenses		income (loss)		period	rate
period	(%)(b)		(%)		(%)		(%)		(000)	(%)

$30.66	64.48	(d)	1.19	(e)	1.20	(e)	0.30	(e)	$21,258	36	(d)
18.77	(11.21)		1.28		1.40		0.72		3,253	77
25.14	1.68		1.53		1.58		(0.16)		5,729	135
29.02	0.11		1.63		1.63		(1.02)		6,382	57
34.92	23.38		1.66		1.66		(0.81)		6,698	48
33.65	10.00		1.80		1.80		(0.71)		6,083	52

32.61	63.96	(d)	1.90	(e)	1.91	(e)	(0.69	)(e)	3,688	36	(d)
19.99	(12.01)		2.03		2.20		(0.42)		102	77
26.71	(2.48	)(d)	2.03	(e)	2.14	(e)	(0.37	)(e)	10	135

33.12	64.78	(d)	0.93	(e)	1.03	(e)	0.41	(e)	44,656	36	(d)
20.30	(11.00)		1.03		1.30		0.43		784	77
26.80	(2.15	)(d)	1.03	(e)	1.30	(e)	0.65	(e)	10	135

33.15	64.72	(d)	0.94	(e)	0.94	(e)	0.63	(e)	14	36	(d)
20.32	(10.88)		0.95		1.14		0.92		9	77
26.80	(2.15	)(d)	0.95	(e)	1.15	(e)	0.71	(e)	10	135

33.11	64.75	(d)	0.95	(e)	0.96	(e)	0.62	(e)	176,984	36	(d)
20.30	(11.00)		1.03		1.18		0.92		69,689	77
26.80	1.77		1.45		1.50		(0.07)		114,088	135
30.64	0.10		1.63		1.63		(1.02)		127,236	57
36.53	23.40		1.66		1.66		(0.80)		135,852	48
34.95	9.97		1.80		1.80		(0.72)		135,269	52

33.11	64.76	(d)	0.94	(e)	0.94	(e)	0.63	(e)	14	36	(d)
20.29	(11.00)		1.03		1.16		0.83		9	77
26.80	(2.15	)(d)	1.03	(e)	1.15	(e)	0.62	(e)	10	135

33.16	64.69	(d)	0.93	(e)	0.96	(e)	0.59	(e)	7,012	36	(d)
20.33	(10.87)		0.95		1.16		0.90		1,717	77
26.81	(2.12	)(d)	0.95	(e)	1.24	(e)	1.01	(e)	1,336	135

See Notes to Financial Statements.	119

Financial Highlights

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	bution
Class A
4/30/2021(c)	$10.56	$0.07	$ 3.45	$ 3.52	$(0.21)	$ –	$(0.21)
10/31/2020	12.53	0.19	(0.88)	(0.69)	(0.19)	(1.09)	(1.28)
10/31/2019	12.64	0.19	0.79	0.98	(0.18)	(0.91)	(1.09)
10/31/2018	13.99	0.16	0.10	0.26	(0.18)	(1.43)	(1.61)
10/31/2017	12.54	0.17	1.94	2.11	(0.19)	(0.47)	(0.66)
10/31/2016	13.32	0.19	0.34	0.53	(0.17)	(1.14)	(1.31)
Class C
4/30/2021(c)	9.19	0.02	3.01	3.03	(0.09)	–	(0.09)
10/31/2020	11.04	0.10	(0.77)	(0.67)	(0.09)	(1.09)	(1.18)
10/31/2019	11.22	0.09	0.69	0.78	(0.05)	(0.91)	(0.96)
10/31/2018	12.58	0.06	0.08	0.14	(0.07)	(1.43)	(1.50)
10/31/2017	11.33	0.07	1.76	1.83	(0.11)	(0.47)	(0.58)
10/31/2016	12.14	0.09	0.31	0.40	(0.07)	(1.14)	(1.21)
Class F
4/30/2021(c)	10.44	0.08	3.40	3.48	(0.23)	–	(0.23)
10/31/2020	12.40	0.21	(0.87)	(0.66)	(0.21)	(1.09)	(1.30)
10/31/2019	12.52	0.21	0.78	0.99	(0.20)	(0.91)	(1.11)
10/31/2018	13.87	0.18	0.10	0.28	(0.20)	(1.43)	(1.63)
10/31/2017	12.44	0.19	1.93	2.12	(0.22)	(0.47)	(0.69)
10/31/2016	13.23	0.21	0.33	0.54	(0.19)	(1.14)	(1.33)
Class F3
4/30/2021(c)	10.71	0.09	3.50	3.59	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.90)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.78	0.23	0.80	1.03	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.09	0.30	(0.21)	(1.43)	(1.64)
4/4/2017 to 10/31/2017(f)	13.24	0.11	0.77	0.88	–	–	–
Class I
4/30/2021(c)	10.65	0.09	3.47	3.56	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.89)	(0.67)	(0.22)	(1.09)	(1.31)
10/31/2019	12.73	0.22	0.80	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.09	0.28	(0.21)	(1.43)	(1.64)
10/31/2017	12.62	0.21	1.96	2.17	(0.23)	(0.47)	(0.70)
10/31/2016	13.40	0.23	0.34	0.57	(0.21)	(1.14)	(1.35)
Class P
4/30/2021(c)	10.33	0.06	3.37	3.43	(0.19)	–	(0.19)
10/31/2020	12.28	0.17	(0.86)	(0.69)	(0.17)	(1.09)	(1.26)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.74	0.13	0.09	0.22	(0.13)	(1.43)	(1.56)
10/31/2017	12.32	0.14	1.92	2.06	(0.17)	(0.47)	(0.64)
10/31/2016	13.10	0.17	0.33	0.50	(0.14)	(1.14)	(1.28)

120	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return		ments	expenses		income		period	rate
period	(%)(b)		(%)	(%)		(%)		(000)	(%)

$13.87	33.69	(d)	0.96	0.97	(e)	1.14	(e)	$1,322,604	37	(d)
10.56	(6.39)		0.94	0.94		1.79		1,067,309	59
12.53	8.52		0.99	0.99		1.57		1,378,201	88
12.64	1.99		0.96	0.96		1.22		1,446,816	92
13.99	17.45		0.96	0.96		1.29		1,571,170	96
12.54	4.36		0.98	0.98		1.60		1,653,389	135

12.13	33.11	(d)	1.71	1.72	(e)	0.39	(e)	64,450	37	(d)
9.19	(7.07)		1.69	1.69		1.05		60,191	59
11.04	7.71		1.74	1.74		0.83		157,803	88
11.22	1.21		1.71	1.71		0.48		232,937	92
12.58	16.63		1.71	1.71		0.55		445,017	96
11.33	3.59		1.73	1.73		0.85		544,649	135

13.69	33.69	(d)	0.81	0.82	(e)	1.29	(e)	142,886	37	(d)
10.44	(6.22)		0.79	0.79		1.93		116,340	59
12.40	8.71		0.84	0.84		1.73		183,310	88
12.52	2.17		0.81	0.81		1.38		247,704	92
13.87	17.62		0.81	0.81		1.43		323,584	96
12.44	4.48		0.83	0.83		1.76		304,083	135

14.06	33.93	(d)	0.63	0.63	(e)	1.47	(e)	18,848	37	(d)
10.71	(6.11)		0.63	0.63		2.10		15,378	59
12.69	8.92		0.64	0.64		1.92		20,698	88
12.78	2.36		0.62	0.62		1.57		20,270	92
14.12	6.65	(d)	0.62 (e)	0.62	(e)	1.42	(e)	20,497	96

13.97	33.81	(d)	0.72	0.72	(e)	1.41	(e)	228,032	37	(d)
10.65	(6.16)		0.69	0.69		2.06		262,216	59
12.63	8.84		0.74	0.74		1.79		613,182	88
12.73	2.19		0.71	0.71		1.48		92,508	92
14.09	17.81		0.72	0.72		1.54		120,146	96
12.62	4.64		0.73	0.73		1.87		142,316	135

13.57	33.53	(d)	1.16	1.17	(e)	0.95	(e)	4,007	37	(d)
10.33	(6.54)		1.14	1.14		1.58		3,614	59
12.28	8.30		1.19	1.19		1.36		5,117	88
12.40	1.77		1.16	1.16		1.02		5,648	92
13.74	17.28		1.17	1.17		1.11		7,096	96
12.32	4.17		1.18	1.18		1.40		10,798	135

See Notes to Financial Statements.	121

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
				Total
			Net	from
	Net asset	Net	realized	invest-
	value,	invest-	and	ment	Net	Net	Total
	beginning	ment	unrealized	opera-	investment	realized	distri-
	of period	income(a)	gain (loss)	tions	income	gain	bution
Class R2
4/30/2021(c)	$10.30	$0.05	$ 3.36	$ 3.41	$(0.18)	$ –	$(0.18)
10/31/2020	12.24	0.15	(0.86)	(0.71)	(0.14)	(1.09)	(1.23)
10/31/2019	12.33	0.14	0.78	0.92	(0.10)	(0.91)	(1.01)
10/31/2018	13.68	0.11	0.10	0.21	(0.13)	(1.43)	(1.56)
10/31/2017	12.27	0.12	1.91	2.03	(0.15)	(0.47)	(0.62)
10/31/2016	13.05	0.15	0.33	0.48	(0.12)	(1.14)	(1.26)
Class R3
4/30/2021(c)	10.33	0.05	3.38	3.43	(0.18)	–	(0.18)
10/31/2020	12.28	0.16	(0.86)	(0.70)	(0.16)	(1.09)	(1.25)
10/31/2019	12.40	0.16	0.77	0.93	(0.14)	(0.91)	(1.05)
10/31/2018	13.75	0.12	0.10	0.22	(0.14)	(1.43)	(1.57)
10/31/2017	12.34	0.14	1.90	2.04	(0.16)	(0.47)	(0.63)
10/31/2016	13.12	0.16	0.33	0.49	(0.13)	(1.14)	(1.27)
Class R4
4/30/2021(c)	10.50	0.07	3.43	3.50	(0.20)	–	(0.20)
10/31/2020	12.46	0.19	(0.87)	(0.68)	(0.19)	(1.09)	(1.28)
10/31/2019	12.58	0.19	0.78	0.97	(0.18)	(0.91)	(1.09)
10/31/2018	13.94	0.16	0.10	0.26	(0.19)	(1.43)	(1.62)
10/31/2017	12.52	0.16	1.95	2.11	(0.22)	(0.47)	(0.69)
10/31/2016	13.32	0.17	0.36	0.53	(0.19)	(1.14)	(1.33)
Class R5
4/30/2021(c)	10.66	0.09	3.47	3.56	(0.24)	–	(0.24)
10/31/2020	12.63	0.22	(0.88)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.74	0.22	0.79	1.01	(0.21)	(0.91)	(1.12)
10/31/2018	14.09	0.19	0.10	0.29	(0.21)	(1.43)	(1.64)
10/31/2017	12.63	0.19	1.97	2.16	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.17	0.40	0.57	(0.21)	(1.14)	(1.35)
Class R6
4/30/2021(c)	10.72	0.09	3.49	3.58	(0.24)	–	(0.24)
10/31/2020	12.69	0.23	(0.89)	(0.66)	(0.22)	(1.09)	(1.31)
10/31/2019	12.79	0.23	0.79	1.02	(0.21)	(0.91)	(1.12)
10/31/2018	14.12	0.21	0.10	0.31	(0.21)	(1.43)	(1.64)
10/31/2017	12.64	0.21	1.97	2.18	(0.23)	(0.47)	(0.70)
10/31/2016	13.41	0.23	0.35	0.58	(0.21)	(1.14)	(1.35)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

122	See Notes to Financial Statements.

			Ratios to Average Net Assets:					Supplemental Data:
			Total
			expenses
			after
Net			waivers			Net		Net
asset			and/or			invest-		assets,	Portfolio
value,	Total		reimburse-	Total		ment		end of	turnover
end of	return		ments	expenses		income		period	rate
period	(%)(b)		(%)	(%)		(%)		(000)	(%)

$13.53	33.34	(d)	1.31	1.32	(e)	0.79	(e)	$ 3,798	37	(d)
10.30	(6.68)		1.29	1.29		1.44		3,082	59
12.24	8.17		1.34	1.34		1.20		4,009	88
12.33	1.64		1.31	1.31		0.88		3,587	92
13.68	17.07		1.31	1.31		0.93		8,062	96
12.27	3.97		1.33	1.33		1.25		7,952	135

13.58	33.53	(d)	1.21	1.22	(e)	0.89	(e)	91,603	37	(d)
10.33	(6.62)		1.19	1.19		1.54		76,817	59
12.28	8.27		1.24	1.24		1.32		98,059	88
12.40	1.66		1.21	1.21		0.97		116,719	92
13.75	17.19		1.21	1.21		1.04		147,010	96
12.34	4.09		1.23	1.23		1.35		157,626	135

13.80	33.66	(d)	0.96	0.97	(e)	1.14	(e)	2,846	37	(d)
10.50	(6.35)		0.94	0.94		1.79		2,228	59
12.46	8.51		0.99	0.99		1.56		4,880	88
12.58	2.00		0.96	0.96		1.22		5,164	92
13.94	17.45		0.95	0.95		1.19		4,355	96
12.52	4.37		0.95	0.95		1.40		121	135

13.98	33.78	(d)	0.72	0.72	(e)	1.39	(e)	899	37	(d)
10.66	(6.08)		0.69	0.69		2.07		901	59
12.63	8.76		0.74	0.74		1.80		1,482	88
12.74	2.28		0.71	0.71		1.45		810	92
14.09	17.73		0.70	0.70		1.40		1,049	96
12.63	4.64		0.68	0.68		1.40		125	135

14.06	33.80	(d)	0.63	0.63	(e)	1.48	(e)	14,228	37	(d)
10.72	(6.03)		0.63	0.63		2.10		11,403	59
12.69	8.83		0.64	0.64		1.89		21,815	88
12.79	2.36		0.62	0.62		1.57		16,864	92
14.12	17.97		0.62	0.62		1.51		6,440	96
12.64	4.73		0.61	0.61		1.88		123	135

See Notes to Financial Statements.	123

Financial Highlights

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)		Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(c)	$12.59	$0.06		$ 3.78	$ 3.84	$(0.18)	$(0.51)	$(0.69)
10/31/2020	11.52	0.11		1.09	1.20	(0.13)	–	(0.13)
10/31/2019	10.93	0.13		0.97	1.10	(0.09)	(0.42)	(0.51)
10/31/2018	11.58	0.09		(0.11)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08		1.50	1.58	–	–	–
Class C
4/30/2021(c)	12.46	–	(g)	3.76	3.76	(0.09)	(0.51)	(0.60)
10/31/2020	11.40	0.02		1.08	1.10	(0.04)	–	(0.04)
10/31/2019	10.81	0.05		0.97	1.02	(0.01)	(0.42)	(0.43)
10/31/2018	11.52	0.01		(0.12)	(0.11)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	(0.02)		1.54	1.52	–	–	–
Class F
4/30/2021(c)	12.62	0.07		3.80	3.87	(0.21)	(0.51)	(0.72)
10/31/2020	11.54	0.12		1.11	1.23	(0.15)	–	(0.15)
10/31/2019	10.94	0.15		0.97	1.12	(0.10)	(0.42)	(0.52)
10/31/2018	11.60	0.11		(0.12)	(0.01)	(0.13)	(0.52)	(0.65)
1/17/2017 to 10/31/2017(f)	10.00	0.10		1.50	1.60	–	–	–
Class F3
4/30/2021(c)	12.63	0.08		3.81	3.89	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14		1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12		(0.11)	0.01	(0.14)	(0.52)	(0.66)
4/4/2017 to 10/31/2017(h)	10.28	0.07		1.26	1.33	–	–	–
Class I
4/30/2021(c)	12.62	0.08		3.81	3.89	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14		1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16		0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12		(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10		1.51	1.61	–	–	–
Class R3
4/30/2021(c)	12.51	0.04		3.75	3.79	(0.16)	(0.51)	(0.67)
10/31/2020	11.45	0.08		1.09	1.17	(0.11)	–	(0.11)
10/31/2019	10.90	0.11		0.96	1.07	(0.10)	(0.42)	(0.52)
10/31/2018	11.56	0.03		(0.09)	(0.06)	(0.08)	(0.52)	(0.60)
1/17/2017 to 10/31/2017(f)	10.00	0.06		1.50	1.56	–	–	–

124	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.74	31.12	(d)	0.90	(e)	3.56	(e)	0.78	(e)	$4,276	46	(d)
12.59	10.52		0.90		4.32		0.92		2,622	141
11.52	10.85		0.90		4.20		1.24		3,551	65
10.93	(0.22)		0.95		5.07		0.79		3,124	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.96	(e)	1,667	140

15.62	30.66	(d)	1.65	(e)	4.34	(e)	0.03	(e)	752	46	(d)
12.46	9.75		1.65		5.12		0.17		537	141
11.40	10.05		1.65		4.96		0.46		581	65
10.81	(1.07)		1.70		5.76		0.07		699	108
11.52	15.20	(d)	1.80	(e)	5.61	(e)	(0.24	)(e)	336	140

15.77	31.26	(d)	0.75	(e)	3.45	(e)	0.95	(e)	1,827	46	(d)
12.62	10.73		0.75		4.23		1.06		1,445	141
11.54	11.07		0.75		4.09		1.37		2,207	65
10.94	(0.19)		0.82		4.90		0.94		1,203	108
11.60	16.00	(d)	0.90	(e)	4.86	(e)	1.12	(e)	1,178	140

15.78	31.40	(d)	0.61	(e)	3.27	(e)	1.09	(e)	17	46	(d)
12.63	10.78		0.62		4.09		1.19		14	141
11.56	11.22		0.63		3.88		1.50		13	65
10.96	0.01		0.69		4.80		1.08		11	108
11.61	12.94	(d)	0.75	(e)	4.78	(e)	1.04	(e)	11	140

15.78	31.45	(d)	0.65	(e)	3.35	(e)	1.04	(e)	1,739	46	(d)
12.62	10.75		0.65		4.16		1.18		1,400	141
11.55	11.19		0.65		3.95		1.49		1,264	65
10.95	(0.10)		0.72		4.81		1.03		1,137	108
11.61	16.10	(d)	0.80	(e)	4.76	(e)	1.23	(e)	1,137	140

15.63	30.81	(d)	1.15	(e)	3.84	(e)	0.58	(e)	437	46	(d)
12.51	10.25		1.15		4.67		0.68		241	141
11.45	10.63		1.15		4.46		0.98		200	65
10.90	(0.56)		1.18		5.98		0.27		165	108
11.56	15.60	(d)	1.30	(e)	5.25	(e)	0.74	(e)	12	140

See Notes to Financial Statements.	125

Financial Highlights (concluded)

GLOBAL EQUITY RESEARCH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R4
4/30/2021(c)	$12.60	$0.06	$ 3.79	$ 3.85	$(0.19)	$(0.51)	$(0.70)
10/31/2020	11.53	0.11	1.10	1.21	(0.14)	–	(0.14)
10/31/2019	10.93	0.13	0.97	1.10	(0.08)	(0.42)	(0.50)
10/31/2018	11.58	0.10	(0.12)	(0.02)	(0.11)	(0.52)	(0.63)
1/17/2017 to 10/31/2017(f)	10.00	0.08	1.50	1.58	–	–	–
Class R5
4/30/2021(c)	12.62	0.08	3.81	3.89	(0.22)	(0.51)	(0.73)
10/31/2020	11.55	0.14	1.09	1.23	(0.16)	–	(0.16)
10/31/2019	10.95	0.16	0.97	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.12	(0.12)	–	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.10	1.51	1.61	–	–	–
Class R6
4/30/2021(c)	12.63	0.08	3.81	3.89	(0.23)	(0.51)	(0.74)
10/31/2020	11.56	0.14	1.10	1.24	(0.17)	–	(0.17)
10/31/2019	10.96	0.17	0.96	1.13	(0.11)	(0.42)	(0.53)
10/31/2018	11.61	0.13	(0.12)	0.01	(0.14)	(0.52)	(0.66)
1/17/2017 to 10/31/2017(f)	10.00	0.11	1.50	1.61	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on January 17, 2017.
(g)	Amount less than $0.01.
(h)	Commenced on April 4, 2017.

126	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$15.75	31.14	(d)	0.90	(e)	3.61	(e)	0.78	(e)	$ 18	46	(d)
12.60	10.51		0.90		4.41		0.92		14	141
11.53	10.89		0.90		4.18		1.24		13	65
10.93	(0.24)		0.97		5.05		0.83		12	108
11.58	15.80	(d)	1.05	(e)	5.00	(e)	0.93	(e)	12	140

15.78	31.45	(d)	0.65	(e)	3.37	(e)	1.03	(e)	18	46	(d)
12.62	10.75		0.65		4.15		1.17		14	141
11.55	11.19		0.65		3.93		1.49		13	65
10.95	(0.10)		0.72		4.80		1.03		12	108
11.61	16.10	(d)	0.80	(e)	4.74	(e)	1.25	(e)	12	140

15.78	31.41	(d)	0.61	(e)	3.27	(e)	1.10	(e)	923	46	(d)
12.63	10.87		0.62		4.09		1.21		635	141
11.56	11.13		0.63		3.88		1.56		690	65
10.96	0.01		0.63		4.62		1.12		236	108
11.61	16.10	(d)	0.75	(e)	4.72	(e)	1.30	(e)	12	140

See Notes to Financial Statements.	127

Financial Highlights

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2021(c)	$42.25	$(0.14)	$ 8.53	$ 8.39	$(4.37)	$46.27
10/31/2020	28.61	(0.19)	16.17	15.98	(2.34)	42.25
10/31/2019	29.82	(0.13)	3.57	3.44	(4.65)	28.61
10/31/2018	28.97	(0.14)	2.82	2.68	(1.83)	29.82
10/31/2017	22.42	(0.06)	6.61	6.55	–	28.97
10/31/2016	23.73	0.03	(0.24)	(0.21)	(1.10)	22.42
Class C
4/30/2021(c)	38.53	(0.28)	7.74	7.46	(4.37)	41.62
10/31/2020	26.47	(0.39)	14.79	14.40	(2.34)	38.53
10/31/2019	28.14	(0.31)	3.29	2.98	(4.65)	26.47
10/31/2018	27.63	(0.35)	2.69	2.34	(1.83)	28.14
10/31/2017	21.54	(0.24)	6.33	6.09	–	27.63
10/31/2016	23.01	(0.14)	(0.23)	(0.37)	(1.10)	21.54
Class F
4/30/2021(c)	43.20	(0.09)	8.75	8.66	(4.37)	47.49
10/31/2020	29.14	(0.11)	16.51	16.40	(2.34)	43.20
10/31/2019	30.21	(0.06)	3.64	3.58	(4.65)	29.14
10/31/2018	29.26	(0.07)	2.85	2.78	(1.83)	30.21
10/31/2017	22.59	(0.01)	6.68	6.67	–	29.26
10/31/2016	23.87	0.06	(0.24)	(0.18)	(1.10)	22.59
Class F3
4/30/2021(c)	43.70	(0.08)	8.86	8.78	(4.37)	48.11
10/31/2020	29.43	(0.10)	16.71	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.06)	2.88	2.82	(1.83)	30.45
4/4/2017 to 10/31/2017(f)	24.81	(0.03)	4.68	4.65	–	29.46
Class I
4/30/2021(c)	43.49	(0.09)	8.81	8.72	(4.37)	47.84
10/31/2020	29.32	(0.11)	16.62	16.51	(2.34)	43.49
10/31/2019	30.37	(0.06)	3.66	3.60	(4.65)	29.32
10/31/2018	29.40	(0.07)	2.87	2.80	(1.83)	30.37
10/31/2017	22.69	(0.01)	6.72	6.71	–	29.40
10/31/2016	23.95	0.08	(0.24)	(0.16)	(1.10)	22.69
Class R2
4/30/2021(c)	41.38	(0.21)	8.34	8.13	(4.37)	45.14
10/31/2020	28.15	(0.27)	15.84	15.57	(2.34)	41.38
10/31/2019	29.51	(0.22)	3.51	3.29	(4.65)	28.15
10/31/2018	28.78	(0.24)	2.80	2.56	(1.83)	29.51
10/31/2017	22.35	(0.15)	6.58	6.43	–	28.78
10/31/2016	23.74	(0.05)	(0.24)	(0.29)	(1.10)	22.35

128	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

20.99	(d)	0.88	(e)	0.88	(e)	(0.61	)(e)	$2,347,045	62	(d)
60.35		0.90		0.90		(0.56)		1,920,930	93
15.32		0.93		0.93		(0.48)		1,001,973	143
9.68		0.91		0.91		(0.47)		900,405	161
29.21		0.91		0.96		(0.23)		754,101	192
(0.96)		0.85		0.98		0.12		750,576	246

20.53	(d)	1.62	(e)	1.63	(e)	(1.36	)(e)	1,060,078	62	(d)
59.17		1.65		1.65		(1.29)		906,259	93
14.45		1.68		1.68		(1.23)		631,400	143
8.87		1.65		1.66		(1.21)		595,344	161
28.27		1.66		1.71		(0.99)		523,008	192
(1.72)		1.60		1.73		(0.64)		482,693	246

21.16	(d)	0.63	(e)	0.73	(e)	(0.37	)(e)	3,769,175	62	(d)
60.72		0.65		0.75		(0.31)		2,708,762	93
15.63		0.68		0.78		(0.23)		1,444,533	143
9.94		0.66		0.76		(0.22)		1,315,881	161
29.53		0.70		0.81		(0.04)		1,103,103	192
(0.82)		0.70		0.83		0.26		763,623	246

21.17	(d)	0.58	(e)	0.58	(e)	(0.32	)(e)	548,230	62	(d)
60.84		0.59		0.59		(0.29)		265,851	93
15.68		0.62		0.62		(0.19)		74,378	143
10.01		0.60		0.60		(0.18)		44,379	161
18.74	(d)	0.59	(e)	0.62	(e)	(0.19	)(e)	18,841	192

21.16	(d)	0.63	(e)	0.63	(e)	(0.36	)(e)	1,253,933	62	(d)
60.72		0.65		0.65		(0.31)		1,037,283	93
15.62		0.68		0.68		(0.20)		520,195	143
9.96		0.66		0.66		(0.21)		702,389	161
29.57		0.67		0.70		(0.06)		303,795	192
(0.73)		0.60		0.74		0.36		98,506	246

20.79	(d)	1.23	(e)	1.23	(e)	(0.95	)(e)	2,167	62	(d)
59.75		1.25		1.25		(0.84)		1,551	93
14.94		1.28		1.28		(0.82)		1,153	143
9.31		1.26		1.26		(0.79)		1,332	161
28.77		1.26		1.30		(0.60)		1,784	192
(1.35)		1.20		1.34		(0.24)		1,267	246

See Notes to Financial Statements.	129

Financial Highlights (concluded)

GROWTH LEADERS FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net realized gain	Net asset value, end of period
Class R3
4/30/2021(c)	$41.31	$(0.19)	$ 8.34	$ 8.15	$(4.37)	$45.09
10/31/2020	28.09	(0.26)	15.82	15.56	(2.34)	41.31
10/31/2019	29.43	(0.19)	3.50	3.31	(4.65)	28.09
10/31/2018	28.68	(0.21)	2.79	2.58	(1.83)	29.43
10/31/2017	22.25	(0.12)	6.55	6.43	–	28.68
10/31/2016	23.62	(0.04)	(0.23)	(0.27)	(1.10)	22.25
Class R4
4/30/2021(c)	42.26	(0.14)	8.54	8.40	(4.37)	46.29
10/31/2020	28.62	(0.18)	16.16	15.98	(2.34)	42.26
10/31/2019	29.82	(0.13)	3.58	3.45	(4.65)	28.62
10/31/2018	28.97	(0.15)	2.83	2.68	(1.83)	29.82
10/31/2017	22.42	(0.08)	6.63	6.55	–	28.97
10/31/2016	23.74	(0.01)	(0.21)	(0.22)	(1.10)	22.42
Class R5
4/30/2021(c)	43.51	(0.09)	8.81	8.72	(4.37)	47.86
10/31/2020	29.33	(0.10)	16.62	16.52	(2.34)	43.51
10/31/2019	30.38	(0.06)	3.66	3.60	(4.65)	29.33
10/31/2018	29.41	(0.07)	2.87	2.80	(1.83)	30.38
10/31/2017	22.70	– (g)	6.71	6.71	–	29.41
10/31/2016	23.95	0.02	(0.17)	(0.15)	(1.10)	22.70
Class R6
4/30/2021(c)	43.70	(0.07)	8.85	8.78	(4.37)	48.11
10/31/2020	29.43	(0.08)	16.69	16.61	(2.34)	43.70
10/31/2019	30.45	(0.05)	3.68	3.63	(4.65)	29.43
10/31/2018	29.46	(0.05)	2.87	2.82	(1.83)	30.45
10/31/2017	22.72	(0.02)	6.76	6.74	–	29.46
10/31/2016	23.96	0.08	(0.22)	(0.14)	(1.10)	22.72

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.
(g)	Amount less than $0.01.

130	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

20.85	(d)	1.13	(e)	1.13	(e)	(0.86	)(e)	$20,421	62	(d)
59.94		1.15		1.15		(0.79)		18,790	93
15.03		1.18		1.18		(0.71)		13,610	143
9.41		1.16		1.16		(0.71)		15,206	161
28.90		1.16		1.21		(0.48)		13,261	192
(1.23)		1.10		1.24		(0.17)		13,471	246

21.01	(d)	0.88	(e)	0.88	(e)	(0.61	)(e)	16,445	62	(d)
60.33		0.90		0.90		(0.55)		12,667	93
15.35		0.93		0.93		(0.47)		6,543	143
9.68		0.91		0.91		(0.47)		6,345	161
29.21		0.92		0.95		(0.31)		4,698	192
(1.00)		0.85		1.00		(0.03)		1,735	246

21.15	(d)	0.63	(e)	0.63	(e)	(0.37	)(e)	18,949	62	(d)
60.74		0.65		0.65		(0.29)		14,216	93
15.61		0.68		0.68		(0.22)		9,344	143
9.96		0.66		0.66		(0.22)		8,598	161
29.56		0.67		0.71		(0.01)		5,810	192
(0.68)		0.60		0.75		0.08		3,700	246

21.17	(d)	0.58	(e)	0.58	(e)	(0.31	)(e)	102,999	62	(d)
60.84		0.60		0.60		(0.24)		65,478	93
15.68		0.62		0.62		(0.18)		36,932	143
10.01		0.60		0.60		(0.16)		25,657	–
29.67		0.59		0.62		(0.06)		20,884	192
(0.64)		0.50		0.63		0.34		1,534	246

See Notes to Financial Statements.	131

Financial Highlights

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(c)	$19.27	$ (0.05)	$ 3.38	$ 3.33	$ –	$(2.31)	$(2.31)
10/31/2020	14.48	(0.06)	4.85	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–
Class C
4/30/2021(c)	19.09	(0.12)	3.34	3.22	–	(2.31)	(2.31)
10/31/2020	14.45	(0.19)	4.83	4.64	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.04)	(0.51)	(0.55)	–	–	–
Class F
4/30/2021(c)	19.32	(0.02)	3.39	3.37	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.83	4.83	– (h)	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class F3
4/30/2021(c)	19.33	(0.02)	3.39	3.37	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.02	4.83	4.85	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–
Class I
4/30/2021(c)	19.32	(0.02)	3.38	3.36	–	(2.31)	(2.31)
10/31/2020	14.49	– (h)	4.84	4.84	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R3
4/30/2021(c)	19.21	(0.07)	3.36	3.29	–	(2.31)	(2.31)
10/31/2020	14.47	(0.10)	4.84	4.74	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.02)	(0.51)	(0.53)	–	–	–
Class R4
4/30/2021(c)	19.27	(0.05)	3.37	3.32	–	(2.31)	(2.31)
10/31/2020	14.48	(0.05)	4.84	4.79	–	–	–
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.51)	(0.52)	–	–	–

132	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.29	18.78	(d)	1.03	(e)	4.06	(e)	(0.49	)(e)	$3,161	24	(d)
19.27	33.08		1.03		6.30		(0.34)		2,022	114
14.48	(3.47	)(d)	1.03	(e)	9.00	(e)	(0.36	)(e)	906	16	(d)

20.00	18.34	(d)	1.78	(e)	4.73	(e)	(1.25	)(e)	932	24	(d)
19.09	32.11		1.78		7.05		(1.11)		328	114
14.45	(3.67	)(d)	1.78	(e)	9.84	(e)	(1.17	)(e)	129	16	(d)

20.38	18.95	(d)	0.78	(e)	3.70	(e)	(0.18	)(e)	584	24	(d)
19.32	33.34		0.78		5.73		–	(i)	109	114
14.49	(3.40	)(d)	0.78	(e)	8.95	(e)	(0.16	)(e)	483	16	(d)

20.37	18.92	(d)	0.70	(e)	3.79	(e)	(0.18	)(e)	37	24	(d)
19.33	33.49		0.70		5.37		0.11		35	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	483	16	(d)

20.37	18.90	(d)	0.78	(e)	3.88	(e)	(0.25	)(e)	18	24	(d)
19.32	33.40		0.78		5.53		0.02		17	114
14.49	(3.40	)(d)	0.78	(e)	8.85	(e)	(0.16	)(e)	106	16	(d)

20.19	18.62	(d)	1.28	(e)	4.36	(e)	(0.74	)(e)	13	24	(d)
19.21	32.76		1.27		6.53		(0.57)		13	114
14.47	(3.53	)(d)	1.28	(e)	9.36	(e)	(0.64	)(e)	10	16	(d)

20.28	18.72	(d)	1.03	(e)	4.11	(e)	(0.50	)(e)	14	24	(d)
19.27	33.08		1.03		6.27		(0.31)		13	114
14.48	(3.47	)(d)	1.03	(e)	9.12	(e)	(0.40	)(e)	10	16	(d)

See Notes to Financial Statements.	133

Financial Highlights (concluded)

HEALTH CARE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R5
4/30/2021(c)	$19.33	$ (0.03)	$3.39	$3.36	$(0.01)	$(2.31)	$(2.32)
10/31/2020	14.49	(0.01)	4.86	4.85	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	(0.01)	(0.50)	(0.51)	–	–	–
Class R6
4/30/2021(c)	19.34	(0.02)	3.38	3.36	(0.02)	(2.31)	(2.33)
10/31/2020	14.49	0.01	4.85	4.86	(0.01)	–	(0.01)
7/26/2019 to 10/31/2019(f)(g)	15.00	– (h)	(0.51)	(0.51)	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commencement of operations was 7/26/2019, SEC effective date was 7/31/2019 and date shares first became available to the public was 8/1/2019.
(g)	Net investment income, net realized and unrealized gain amounted to less than $.01 for the period 7/26/2019 through 7/31/2019.
(h)	Amount less than $0.01.
(i)	Amount is less than 0.01%.

134	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.37	18.88	(d)	0.78	(e)	3.87	(e)	(0.26	)(e)	$14	24	(d)
19.33	33.39		0.78		6.02		(0.06)		13	114
14.49	(3.40	)(d)	0.78	(e)	8.83	(e)	(0.16	)(e)	10	16	(d)

20.37	18.91	(d)	0.70	(e)	3.67	(e)	(0.16	)(e)	2,381	24	(d)
19.34	33.56		0.70		5.83		0.07		1,188	114
14.49	(3.40	)(d)	0.70	(e)	8.72	(e)	(0.08	)(e)	484	16	(d)

See Notes to Financial Statements.	135

Financial Highlights

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class A
4/30/2021(c)	$13.41	$0.07	$ 3.52	$ 3.59	$(0.18)	$16.82
10/31/2020	13.19	0.12	0.30	0.42	(0.20)	13.41
10/31/2019	12.18	0.18	1.08	1.26	(0.25)	13.19
10/31/2018	14.10	0.19	(1.83)	(1.64)	(0.28)	12.18
10/31/2017	12.03	0.18	2.15	2.33	(0.26)	14.10
10/31/2016	12.64	0.27	(0.72)	(0.45)	(0.16)	12.03
Class C
4/30/2021(c)	13.31	0.01	3.48	3.49	(0.04)	16.76
10/31/2020	13.08	0.02	0.30	0.32	(0.09)	13.31
10/31/2019	12.02	0.08	1.08	1.16	(0.10)	13.08
10/31/2018	13.92	0.09	(1.82)	(1.73)	(0.17)	12.02
10/31/2017	11.86	0.09	2.13	2.22	(0.16)	13.92
10/31/2016	12.45	0.18	(0.70)	(0.52)	(0.07)	11.86
Class F
4/30/2021(c)	13.36	0.09	3.49	3.58	(0.19)	16.75
10/31/2020	13.13	0.10	0.35	0.45	(0.22)	13.36
10/31/2019	12.12	0.20	1.08	1.28	(0.27)	13.13
10/31/2018	14.02	0.22	(1.82)	(1.60)	(0.30)	12.12
10/31/2017	11.96	0.22	2.12	2.34	(0.28)	14.02
10/31/2016	12.55	0.29	(0.70)	(0.41)	(0.18)	11.96
Class F3
4/30/2021(c)	13.59	0.10	3.56	3.66	(0.22)	17.03
10/31/2020	13.36	0.16	0.30	0.46	(0.23)	13.59
10/31/2019	12.32	0.22	1.11	1.33	(0.29)	13.36
10/31/2018	14.25	0.24	(1.86)	(1.62)	(0.31)	12.32
4/4/2017 to 10/31/2017(f)	12.34	0.05	1.86	1.91	–	14.25
Class I
4/30/2021(c)	13.56	0.08	3.56	3.64	(0.21)	16.99
10/31/2020	13.33	0.16	0.30	0.46	(0.23)	13.56
10/31/2019	12.30	0.23	1.08	1.31	(0.28)	13.33
10/31/2018	14.23	0.25	(1.87)	(1.62)	(0.31)	12.30
10/31/2017	12.13	0.24	2.16	2.40	(0.30)	14.23
10/31/2016	12.73	0.33	(0.73)	(0.40)	(0.20)	12.13
Class P
4/30/2021(c)	13.42	0.02	3.55	3.57	(0.13)	16.86
10/31/2020	13.20	0.09	0.30	0.39	(0.17)	13.42
10/31/2019	12.17	0.16	1.09	1.25	(0.22)	13.20
10/31/2018	14.10	0.14	(1.82)	(1.68)	(0.25)	12.17
10/31/2017	12.03	0.15	2.16	2.31	(0.24)	14.10
10/31/2016	12.63	0.25	(0.71)	(0.46)	(0.14)	12.03

136	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

26.75 (d)	1.16	(e)	1.18	(e)	0.85	(e)	$189,132	32	(d)
3.23	1.17		1.21		0.90		154,161	77
10.64	1.17		1.17		1.43		178,701	88
(11.91)	1.15		1.16		1.34		194,360	124
19.80	1.12		1.22		1.43		241,626	163
(3.54)	1.12		1.31		2.29		263,064	164

26.33 (d)	1.91	(e)	1.93	(e)	0.09	(e)	8,030	32	(d)
2.27	1.92		2.00		0.17		6,676	77
9.88	1.92		1.92		0.68		10,652	88
(12.59)	1.90		1.92		0.65		12,821	124
19.02	1.85		1.95		0.71		25,687	163
(4.21)	1.85		2.04		1.54		31,798	164

26.91 (d)	0.95	(e)	1.03	(e)	1.11	(e)	15,489	32	(d)
3.39	0.96		1.03		0.77		10,435	77
10.90	0.96		1.02		1.64		48,782	88
(11.77)	0.92		1.01		1.63		58,347	124
20.17	0.87		1.06		1.71		63,479	163
(3.24)	0.87		1.16		2.48		62,655	164

26.94 (d)	0.83	(e)	0.85	(e)	1.19	(e)	5,627	32	(d)
3.53	0.84		0.86		1.23		4,489	77
11.13	0.84		0.85		1.76		4,527	88
(11.62)	0.78		0.85		1.73		5,083	124
15.48 (d)	0.68	(e)	0.91	(e)	0.65	(e)	5,847	163

26.90 (d)	0.86	(e)	0.93	(e)	0.99	(e)	161,629	32	(d)
3.52	0.86		0.94		1.20		179,796	77
11.04	0.86		0.92		1.82		198,368	88
(11.65)	0.82		0.91		1.78		277,141	124
20.26	0.77		0.96		1.87		292,598	163
(3.15)	0.77		1.05		2.74		160,673	164

26.67 (d)	1.35	(e)	1.37	(e)	0.25	(e)	12	32	(d)
2.96	1.37		1.40		0.72		38	77
10.50	1.37		1.37		1.25		42	88
(12.14)	1.35		1.36		1.02		40	124
19.59	1.32		1.42		1.19		89	163
(3.65)	1.32		1.51		2.12		95	164

See Notes to Financial Statements.	137

Financial Highlights (concluded)

INTERNATIONAL EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income	Net asset value, end of period
Class R2
4/30/2021(c)	$13.39	$0.04	$ 3.51	$ 3.55	$(0.09)	$16.85
10/31/2020	13.17	0.06	0.32	0.38	(0.16)	13.39
10/31/2019	12.13	0.14	1.08	1.22	(0.18)	13.17
10/31/2018	14.05	0.13	(1.83)	(1.70)	(0.22)	12.13
10/31/2017	11.99	0.16	2.12	2.28	(0.22)	14.05
10/31/2016	12.58	0.23	(0.71)	(0.48)	(0.11)	11.99
Class R3
4/30/2021(c)	13.20	0.05	3.45	3.50	(0.13)	16.57
10/31/2020	12.98	0.08	0.30	0.38	(0.16)	13.20
10/31/2019	11.98	0.15	1.06	1.21	(0.21)	12.98
10/31/2018	13.87	0.14	(1.79)	(1.65)	(0.24)	11.98
10/31/2017	11.84	0.15	2.12	2.27	(0.24)	13.87
10/31/2016	12.44	0.23	(0.70)	(0.47)	(0.13)	11.84
Class R4
4/30/2021(c)	13.35	0.07	3.50	3.57	(0.18)	16.74
10/31/2020	13.14	0.11	0.30	0.41	(0.20)	13.35
10/31/2019	12.13	0.18	1.09	1.27	(0.26)	13.14
10/31/2018	14.07	0.19	(1.83)	(1.64)	(0.30)	12.13
10/31/2017	12.00	0.17	2.16	2.33	(0.26)	14.07
10/31/2016	12.63	0.27	(0.72)	(0.45)	(0.18)	12.00
Class R5
4/30/2021(c)	13.50	0.09	3.52	3.61	(0.21)	16.90
10/31/2020	13.27	0.15	0.31	0.46	(0.23)	13.50
10/31/2019	12.26	0.21	1.08	1.29	(0.28)	13.27
10/31/2018	14.19	0.22	(1.84)	(1.62)	(0.31)	12.26
10/31/2017	12.11	0.16	2.21	2.37	(0.29)	14.19
10/31/2016	12.73	0.30	(0.72)	(0.42)	(0.20)	12.11
Class R6
4/30/2021(c)	13.58	0.09	3.57	3.66	(0.22)	17.02
10/31/2020	13.35	0.16	0.30	0.46	(0.23)	13.58
10/31/2019	12.32	0.22	1.10	1.32	(0.29)	13.35
10/31/2018	14.24	0.24	(1.85)	(1.61)	(0.31)	12.32
10/31/2017	12.14	0.26	2.14	2.40	(0.30)	14.24
10/31/2016	12.74	0.17	(0.57)	(0.40)	(0.20)	12.14

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

138	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)	Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

26.55 (d)	1.52	(e)	1.53	(e)	0.52	(e)	$ 171	32	(d)
2.86	1.52		1.54		0.46		137	77
10.32	1.52		1.52		1.09		451	88
(12.28)	1.50		1.52		0.93		375	124
19.40	1.47		1.56		1.22		679	163
(3.85)	1.47		1.66		1.93		517	164

26.62 (d)	1.41	(e)	1.43	(e)	0.61	(e)	6,382	32	(d)
2.92	1.42		1.46		0.67		5,354	77
10.39	1.42		1.42		1.21		7,208	88
(12.18)	1.40		1.41		1.05		8,954	124
19.63	1.34		1.44		1.23		12,674	163
(3.79)	1.36		1.54		1.99		14,945	164

26.75 (d)	1.16	(e)	1.18	(e)	0.89	(e)	1,568	32	(d)
3.17	1.17		1.20		0.90		1,165	77
10.77	1.17		1.17		1.46		1,180	88
(11.96)	1.15		1.16		1.36		948	124
19.92	1.10		1.18		1.25		582	163
(3.55)	1.12		1.28		2.27		9	164

26.90 (d)	0.91	(e)	0.93	(e)	1.12	(e)	83	32	(d)
3.39	0.92		0.94		1.18		64	77
11.00	0.92		0.92		1.68		81	88
(11.68)	0.90		0.91		1.61		69	124
20.10	0.87		0.94		1.21		71	163
(3.31)	0.87		1.04		2.52		9	164

26.96 (d)	0.83	(e)	0.85	(e)	1.17	(e)	2,645	32	(d)
3.53	0.84		0.86		1.23		2,143	77
11.04	0.84		0.85		1.78		2,489	88
(11.62)	0.78		0.85		1.73		2,667	124
20.35	0.70		0.86		2.04		3,074	163
(3.14)	0.65		0.88		1.39		10,765	164

See Notes to Financial Statements.	139

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(c)	$15.69	$0.08	$5.02	$5.10	$–	$–	$–
10/31/2020	16.02	0.06	(0.18)	(0.12)	(0.21)	–	(0.21)
10/31/2019	16.84	0.16	0.77	0.93	(0.17)	(1.58)	(1.75)
10/31/2018	20.88	0.14	(3.28)	(3.14)	(0.17)	(0.73)	(0.90)
10/31/2017	16.13	0.09	4.77	4.86	(0.11)	–	(0.11)
10/31/2016	17.01	0.13	(0.30)	(0.17)	(0.10)	(0.61)	(0.71)
Class C
4/30/2021(c)	14.47	– (f)	4.64	4.64	–	–	–
10/31/2020	14.78	(0.05)	(0.19)	(0.24)	(0.07)	–	(0.07)
10/31/2019	15.61	0.04	0.71	0.75	– (f)	(1.58)	(1.58)
10/31/2018	19.46	– (f)	(3.05)	(3.05)	(0.07)	(0.73)	(0.80)
10/31/2017	15.03	(0.04)	4.47	4.43	–	–	–
10/31/2016	15.92	0.01	(0.28)	(0.27)	(0.01)	(0.61)	(0.62)
Class F
4/30/2021(c)	15.53	0.09	4.98	5.07	–	–	–
10/31/2020	15.86	0.07	(0.17)	(0.10)	(0.23)	–	(0.23)
10/31/2019	16.70	0.18	0.76	0.94	(0.20)	(1.58)	(1.78)
10/31/2018	20.70	0.18	(3.25)	(3.07)	(0.20)	(0.73)	(0.93)
10/31/2017	16.00	0.11	4.73	4.84	(0.14)	–	(0.14)
10/31/2016	16.88	0.15	(0.29)	(0.14)	(0.13)	(0.61)	(0.74)
Class F3
4/30/2021(c)	16.26	0.12	5.20	5.32	–	–	–
10/31/2020	16.59	0.12	(0.20)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.38	0.22	0.80	1.02	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.23	(3.39)	(3.16)	(0.22)	(0.73)	(0.95)
4/4/2017 to 10/31/2017(h)	17.75	(0.02)	3.76	3.74	–	–	–
Class I
4/30/2021(c)	16.17	0.11	5.18	5.29	–	–	–
10/31/2020	16.51	0.10	(0.19)	(0.09)	(0.25)	–	(0.25)
10/31/2019	17.32	0.21	0.79	1.00	(0.23)	(1.58)	(1.81)
10/31/2018	21.44	0.19	(3.37)	(3.18)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.14	4.90	5.04	(0.16)	–	(0.16)
10/31/2016	17.44	0.17	(0.30)	(0.13)	(0.14)	(0.61)	(0.75)
Class P
4/30/2021(c)	16.10	0.06	5.16	5.22	–	–	–
10/31/2020	16.43	0.05	(0.22)	(0.17)	(0.16)	–	(0.16)
10/31/2019	17.18	0.14	0.79	0.93	(0.10)	(1.58)	(1.68)
10/31/2018	21.26	0.10	(3.33)	(3.23)	(0.12)	(0.73)	(0.85)
10/31/2017	16.40	0.04	4.88	4.92	(0.06)	–	(0.06)
10/31/2016	17.27	0.08	(0.29)	(0.21)	(0.05)	(0.61)	(0.66)

140	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.79	32.50 (d)	1.20	(e)	1.22	(e)	0.82	(e)	$124,058	31	(d)
15.69	(0.84)	1.21		1.24		0.41		96,338	55
16.02	7.05	1.25		1.25		1.04		126,700	58
16.84	(15.72)	1.20		1.20		0.73		172,940	81
20.88	30.38	1.23		1.23		0.50		190,861	76
16.13	(0.99)	1.35		1.35		0.82		153,000	82

19.11	32.07 (d)	1.95	(e)	1.97	(e)	0.04	(e)	15,425	31	(d)
14.47	(1.63)	1.97		1.99		(0.38)		12,840	55
14.78	6.23	2.00		2.00		0.29		22,450	58
15.61	(16.34)	1.95		1.95		–	(g)	33,874	81
19.46	29.47	1.97		1.97		(0.26)		39,434	76
15.03	(1.75)	2.09		2.09		0.08		27,396	82

20.60	32.65 (d)	1.05	(e)	1.07	(e)	0.95	(e)	54,329	31	(d)
15.53	(0.72)	1.07		1.09		0.44		43,222	55
15.86	7.19	1.09		1.09		1.20		91,019	58
16.70	(15.58)	1.05		1.05		0.91		206,400	81
20.70	30.59	1.07		1.07		0.58		264,221	76
16.00	(0.84)	1.20		1.20		0.96		88,852	82

21.58	32.72 (d)	0.87	(e)	0.89	(e)	1.20	(e)	26,128	31	(d)
16.26	(0.54)	0.89		0.91		0.75		17,579	55
16.59	7.43	0.91		0.91		1.40		19,153	58
17.38	(15.46)	0.87		0.87		1.11		22,158	81
21.49	21.13 (d)	0.89	(e)	0.89	(e)	(0.15	)(e)	18,095	76

21.46	32.71 (d)	0.95	(e)	0.97	(e)	1.08	(e)	196,982	31	(d)
16.17	(0.62)	0.97		0.99		0.66		146,416	55
16.51	7.24	1.00		1.00		1.32		221,455	58
17.32	(15.46)	0.95		0.95		0.94		235,952	81
21.44	30.74	0.99		0.99		0.76		249,331	76
16.56	(0.75)	1.10		1.10		1.06		267,188	82

21.32	32.42 (d)	1.40	(e)	1.42	(e)	0.62	(e)	159	31	(d)
16.10	(1.08)	1.41		1.43		0.30		119	55
16.43	6.80	1.45		1.45		0.91		96	58
17.18	(15.87)	1.40		1.40		0.50		132	81
21.26	30.12	1.45		1.45		0.23		229	76
16.40	(1.17)	1.55		1.55		0.49		363	82

See Notes to Financial Statements.	141

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized Gain	Total distri- bution
Class R2
4/30/2021(c)	$15.39	$0.04	$ 4.94	$ 4.98	$–	$–	$–
10/31/2020	15.72	0.01	(0.20)	(0.19)	(0.14)	–	(0.14)
10/31/2019	16.54	0.11	0.75	0.86	(0.10)	(1.58)	(1.68)
10/31/2018	20.53	0.06	(3.21)	(3.15)	(0.11)	(0.73)	(0.84)
10/31/2017	15.89	0.04	4.69	4.73	(0.09)	–	(0.09)
10/31/2016	16.81	0.08	(0.30)	(0.22)	(0.09)	(0.61)	(0.70)
Class R3
4/30/2021(c)	15.32	0.03	4.94	4.97	–	–	–
10/31/2020	15.64	0.02	(0.19)	(0.17)	(0.15)	–	(0.15)
10/31/2019	16.53	0.09	0.77	0.86	(0.17)	(1.58)	(1.75)
10/31/2018	20.49	0.10	(3.21)	(3.11)	(0.12)	(0.73)	(0.85)
10/31/2017	15.85	0.02	4.71	4.73	(0.09)	–	(0.09)
10/31/2016	16.73	0.11	(0.31)	(0.20)	(0.07)	(0.61)	(0.68)
Class R4
4/30/2021(c)	15.61	0.06	5.02	5.08	–	–	–
10/31/2020	15.95	0.07	(0.19)	(0.12)	(0.22)	–	(0.22)
10/31/2019	16.79	0.14	0.78	0.92	(0.18)	(1.58)	(1.76)
10/31/2018	20.82	0.16	(3.28)	(3.12)	(0.18)	(0.73)	(0.91)
10/31/2017	16.11	0.10	4.75	4.85	(0.14)	–	(0.14)
10/31/2016	17.01	0.09	(0.26)	(0.17)	(0.12)	(0.61)	(0.73)
Class R5
4/30/2021(c)	16.17	0.05	5.23	5.28	–	–	–
10/31/2020	16.50	0.08	(0.16)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.32	0.16	0.83	0.99	(0.23)	(1.58)	(1.81)
10/31/2018	21.43	0.21	(3.38)	(3.17)	(0.21)	(0.73)	(0.94)
10/31/2017	16.56	0.15	4.88	5.03	(0.16)	–	(0.16)
10/31/2016	17.44	0.18	(0.31)	(0.13)	(0.14)	(0.61)	(0.75)
Class R6
4/30/2021(c)	16.26	0.09	5.24	5.33	–	–	–
10/31/2020	16.59	0.11	(0.19)	(0.08)	(0.25)	–	(0.25)
10/31/2019	17.39	0.21	0.80	1.01	(0.23)	(1.58)	(1.81)
10/31/2018	21.49	0.21	(3.36)	(3.15)	(0.22)	(0.73)	(0.95)
10/31/2017	16.60	0.20	4.85	5.05	(0.16)	–	(0.16)
10/31/2016	17.45	0.17	(0.27)	(0.10)	(0.14)	(0.61)	(0.75)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Amount is less than 0.01%.
(h)	Commenced on April 4, 2017.

142	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.37	32.36 (d)	1.55	(e)	1.57	(e)	0.44	(e)	$ 3,033	31	(d)
15.39	(1.24)	1.57		1.59		0.06		2,522	55
15.72	6.67	1.60		1.60		0.72		3,318	58
16.54	(16.00)	1.55		1.55		0.32		3,476	81
20.53	29.96	1.57		1.57		0.21		5,228	76
15.89	(1.34)	1.71		1.71		0.49		2,520	82

20.29	32.44 (d)	1.45	(e)	1.48	(e)	0.32	(e)	11,097	31	(d)
15.32	(1.17)	1.46		1.49		0.10		15,313	55
15.64	6.77	1.50		1.50		0.58		19,568	58
16.53	(15.87)	1.46		1.46		0.54		35,677	81
20.49	30.07	1.47		1.47		0.14		9,828	76
15.85	(1.20)	1.59		1.59		0.67		18,124	82

20.69	32.54 (d)	1.20	(e)	1.23	(e)	0.68	(e)	2,819	31	(d)
15.61	(0.90)	1.21		1.24		0.44		4,889	55
15.95	7.06	1.25		1.25		0.93		6,293	58
16.79	(15.70)	1.20		1.20		0.80		5,606	81
20.82	30.43	1.23		1.23		0.55		3,334	76
16.11	(1.03)	1.38		1.38		0.57		1,883	82

21.45	32.65 (d)	0.95	(e)	0.98	(e)	0.52	(e)	3,449	31	(d)
16.17	(0.56)	0.96		0.99		0.47		15,842	55
16.50	7.25	1.00		1.00		1.00		17,765	58
17.32	(15.47)	0.97		0.97		1.06		39,621	81
21.43	30.69	0.98		0.98		0.79		4,121	76
16.56	(0.75)	1.13		1.13		1.06		2,751	82

21.59	32.78 (d)	0.87	(e)	0.89	(e)	0.90	(e)	25,177	31	(d)
16.26	(0.54)	0.89		0.91		0.72		31,986	55
16.59	7.37	0.91		0.91		1.30		33,183	58
17.39	(15.41)	0.87		0.87		1.04		34,281	81
21.49	30.85	0.90		0.90		1.03		17,212	76
16.60	(0.56)	0.94		0.94		1.00		1,843	82

See Notes to Financial Statements.	143

Financial Highlights

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)(a)	gain (loss)	operations	income	period
Class A
4/30/2021(c)	$6.03	$0.08	$ 2.08	$ 2.16	$ (0.08)	$8.11
10/31/2020	6.98	0.12	(0.94)	(0.82)	(0.13)	6.03
10/31/2019	6.73	0.20	0.26	0.46	(0.21)	6.98
10/31/2018	7.63	0.22	(0.89)	(0.67)	(0.23)	6.73
10/31/2017	6.71	0.22	0.95	1.17	(0.25)	7.63
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	6.71
Class C
4/30/2021(c)	5.98	0.04	2.07	2.11	(0.05)	8.04
10/31/2020	6.92	0.07	(0.94)	(0.87)	(0.07)	5.98
10/31/2019	6.67	0.15	0.25	0.40	(0.15)	6.92
10/31/2018	7.56	0.16	(0.88)	(0.72)	(0.17)	6.67
10/31/2017	6.66	0.17	0.92	1.09	(0.19)	7.56
10/31/2016	6.99	0.19	(0.34)	(0.15)	(0.18)	6.66
Class F
4/30/2021(c)	6.06	0.08	2.10	2.18	(0.09)	8.15
10/31/2020	7.01	0.13	(0.94)	(0.81)	(0.14)	6.06
10/31/2019	6.76	0.21	0.26	0.47	(0.22)	7.01
10/31/2018	7.66	0.23	(0.89)	(0.66)	(0.24)	6.76
10/31/2017	6.73	0.24	0.95	1.19	(0.26)	7.66
10/31/2016	7.06	0.25	(0.34)	(0.09)	(0.24)	6.73
Class F3
4/30/2021(c)	6.07	0.09	2.10	2.19	(0.09)	8.17
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77
4/4/2017 to 10/31/2017(f)	7.03	(0.01)	0.79	0.78	(0.14)	7.67
Class I
4/30/2021(c)	6.07	0.09	2.10	2.19	(0.09)	8.17
10/31/2020	7.03	0.15	(0.97)	(0.82)	(0.14)	6.07
10/31/2019	6.77	0.23	0.25	0.48	(0.22)	7.03
10/31/2018	7.68	0.23	(0.89)	(0.66)	(0.25)	6.77
10/31/2017	6.75	0.25	0.94	1.19	(0.26)	7.68
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	6.75
Class R2
4/30/2021(c)	6.18	0.06	2.15	2.21	(0.07)	8.32
10/31/2020	7.14	0.07	(0.96)	(0.89)	(0.07)	6.18
10/31/2019	6.88	0.18	0.26	0.44	(0.18)	7.14
10/31/2018	7.80	0.18	(0.90)	(0.72)	(0.20)	6.88
10/31/2017	6.86	0.21	0.95	1.16	(0.22)	7.80
10/31/2016	7.19	0.22	(0.35)	(0.13)	(0.20)	6.86

144	See Notes to Financial Statements.

	Ratios to Average Net Assets:						Supplemental Data:

	Total
	expenses				Net
	after waivers				investment		Net assets,	Portfolio
Total	and/or		Total		income		end of	turnover
return	reimbursements		expenses		(loss)		period	rate
(%)(b)	(%)		(%)		(%)		(000)	(%)

35.95 (d)	1.12	(e)	1.15	(e)	2.02	(e)	$245,797	37	(d)
(11.89)	1.12		1.18		1.91		186,426	71
6.91	1.12		1.16		2.97		256,381	62
(9.05)	1.12		1.14		2.85		290,289	74
17.68	1.12		1.14		3.15		367,465	61
(1.52)	1.12		1.20		3.57		419,886	58

35.44 (d)	1.87	(e)	1.90	(e)	1.18	(e)	13,358	37	(d)
(12.58)	1.87		1.93		1.09		13,027	71
6.12	1.87		1.91		2.17		32,274	62
(9.71)	1.87		1.89		2.07		45,888	74
16.60	1.87		1.89		2.41		68,558	61
(2.01)	1.87		1.95		2.85		86,306	58

36.03 (d)	0.92	(e)	1.00	(e)	2.22	(e)	30,526	37	(d)
(11.69)	0.92		1.03		2.06		23,560	71
7.04	0.92		1.01		3.10		37,857	62
(8.87)	0.91		0.99		3.06		54,167	74
17.96	0.91		0.99		3.37		95,299	61
(1.22)	0.91		1.05		3.78		111,056	58

36.21 (d)	0.80	(e)	0.83	(e)	2.34	(e)	24,108	37	(d)
(11.57)	0.80		0.85		2.24		18,311	71
7.15	0.81		0.84		3.28		24,764	62
(8.76)	0.82		0.83		3.21		26,911	74
11.16 (d)	0.77	(e)	0.83	(e)	(0.19	)(e)	27,215	61

36.20 (d)	0.82	(e)	0.89	(e)	2.44	(e)	309,620	37	(d)
(11.71)	0.82		0.93		2.26		197,616	71
7.29	0.82		0.91		3.35		219,764	62
(8.89)	0.81		0.89		3.05		310,984	74
18.02	0.81		0.89		3.48		471,341	61
(1.10)	0.81		0.95		3.90		710,951	58

35.80 (d)	1.47	(e)	1.49	(e)	1.64	(e)	25	37	(d)
(12.47)	1.47		1.55		0.99		20	71
6.54	1.47		1.51		2.64		449	62
(9.44)	1.47		1.49		2.35		369	74
17.17	1.47		1.49		2.93		592	61
(1.70)	1.47		1.55		3.28		680	58

See Notes to Financial Statements.	145

Financial Highlights (concluded)

INTERNATIONAL VALUE FUND

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment Operations:			from:
	Net asset	Net	Net			Net asset
	value,	investment	realized and	Total from	Net	value,
	beginning	income	unrealized	investment	investment	end of
	of period	(loss)(a)	gain (loss)	operations	income	period
Class R3
4/30/2021(c)	$6.10	$0.07	$ 2.10	$ 2.17	$(0.07)	$8.20
10/31/2020	7.05	0.11	(0.95)	(0.84)	(0.11)	6.10
10/31/2019	6.80	0.18	0.26	0.44	(0.19)	7.05
10/31/2018	7.71	0.19	(0.89)	(0.70)	(0.21)	6.80
10/31/2017	6.78	0.21	0.95	1.16	(0.23)	7.71
10/31/2016	7.11	0.22	(0.34)	(0.12)	(0.21)	6.78
Class R4
4/30/2021(c)	6.01	0.09	2.07	2.16	(0.08)	8.09
10/31/2020	6.97	0.13	(0.96)	(0.83)	(0.13)	6.01
10/31/2019	6.72	0.20	0.26	0.46	(0.21)	6.97
10/31/2018	7.62	0.20	(0.87)	(0.67)	(0.23)	6.72
10/31/2017	6.71	0.21	0.95	1.16	(0.25)	7.62
10/31/2016	7.05	0.24	(0.35)	(0.11)	(0.23)	6.71
Class R5
4/30/2021(c)	6.05	0.09	2.10	2.19	(0.09)	8.15
10/31/2020	7.01	0.14	(0.96)	(0.82)	(0.14)	6.05
10/31/2019	6.76	0.23	0.25	0.48	(0.23)	7.01
10/31/2018	7.66	0.24	(0.89)	(0.65)	(0.25)	6.76
10/31/2017	6.74	0.24	0.94	1.18	(0.26)	7.66
10/31/2016	7.08	0.26	(0.35)	(0.09)	(0.25)	6.74
Class R6
4/30/2021(c)	6.07	0.09	2.10	2.19	(0.09)	8.17
10/31/2020	7.02	0.14	(0.95)	(0.81)	(0.14)	6.07
10/31/2019	6.77	0.22	0.26	0.48	(0.23)	7.02
10/31/2018	7.67	0.24	(0.89)	(0.65)	(0.25)	6.77
10/31/2017	6.75	0.26	0.92	1.18	(0.26)	7.67
10/31/2016	7.08	0.26	(0.34)	(0.08)	(0.25)	6.75

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

146	See Notes to Financial Statements.

	Ratios to Average Net Assets:				Supplemental Data:

	Total
	expenses			Net
	after waivers			investment	Net assets,	Portfolio
Total	and/or	Total		income	end of	turnover
return	reimbursements	expenses		(loss)	period	rate
(%)(b)	(%)	(%)		(%)	(000)	(%)

35.70 (d)	1.37 (e)	1.40	(e)	1.77 (e)	$6,882	37	(d)
(12.00)	1.37	1.43		1.69	5,394	71
6.56	1.37	1.41		2.70	7,029	62
(9.35)	1.37	1.39		2.41	7,801	74
17.35	1.37	1.39		2.90	12,888	61
(1.58)	1.37	1.44		3.29	12,697	58

35.86 (d)	1.12 (e)	1.14	(e)	2.35 (e)	146	37	(d)
(11.90)	1.12	1.17		2.05	36	71
6.92	1.12	1.17		2.99	36	62
(9.06)	1.12	1.13		2.67	40	74
17.60	1.11	1.11		2.85	38	61
(1.48)	1.12	1.16		3.57	9	58

36.32 (d)	0.85 (e)	0.87	(e)	2.37 (e)	15	37	(d)
(11.74)	0.87	0.91		2.20	9	71
7.16	0.87	0.89		3.36	10	62
(8.78)	0.86	0.86		3.12	10	74
17.90	0.87	0.86		3.39	11	61
(1.24)	0.87	0.92		3.81	9	58

36.21 (d)	0.79 (e)	0.83	(e)	2.34 (e)	1,356	37	(d)
(11.57)	0.80	0.85		2.17	952	71
7.15	0.81	0.84		3.22	1,507	62
(8.76)	0.82	0.83		3.17	1,758	74
17.88	0.81	0.83		3.45	2,229	61
(1.09)	0.80	0.82		3.88	9	58

See Notes to Financial Statements.	147

Financial Highlights

MICRO CAP GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain	Total from investment operations	Net realized gain	Net asset value, end of period
Class A
4/30/2021(c)	$17.51	$(0.12)	$8.04	$ 7.92	$(5.08)	$20.35
10/31/2020	13.83	(0.18)	6.23	6.05	(2.37)	17.51
10/31/2019	18.05	(0.21)	0.98	0.77	(4.99)	13.83
10/31/2018	18.26	(0.26)	2.75	2.49	(2.70)	18.05
10/31/2017	13.09	(0.21)	5.38	5.17	–	18.26
10/31/2016	16.33	(0.19)	0.15	(0.04)	(3.20)	13.09
Class C
4/30/2021(c)	20.44	(0.24)	9.67	9.43	(5.08)	24.79
10/31/2020(f)	20.16	(0.07)	0.35	0.28	–	20.44
Class F
4/30/2021(c)	20.47	(0.12)	9.69	9.57	(5.08)	24.96
10/31/2020(f)	20.16	(0.04)	0.35	0.31	–	20.47
Class I
4/30/2021(c)	20.47	(0.11)	9.68	9.57	(5.08)	24.96
10/31/2020	15.77	(0.19)	7.26	7.07	(2.37)	20.47
10/31/2019	19.84	(0.24)	1.16	0.92	(4.99)	15.77
10/31/2018	19.80	(0.29)	3.03	2.74	(2.70)	19.84
10/31/2017	14.20	(0.23)	5.83	5.60	–	19.80
10/31/2016	17.45	(0.21)	0.16	(0.05)	(3.20)	14.20

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on August 28, 2020.

148	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimbursements (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

54.65	(d)	1.26	(e)	1.26	(e)	(1.19	)(e)	$ 79,306	54	(d)
51.19		1.56		1.56		(1.32)		11,747	115
8.33		1.66		1.66		(1.48)		12,590	94
16.32		1.63		1.63		(1.43)		11,616	73
39.39		1.67		1.67		(1.36)		9,893	105
(1.30)		1.81		1.81		(1.52)		7,416	161

54.11	(d)	1.99	(e)	1.99	(e)	(1.93	)(e)	15,086	54	(d)
1.29	(d)	2.03	(e)	2.05	(e)	(1.91	)(e)	849	115	(d)

54.77	(d)	1.01	(e)	1.11	(e)	(0.94	)(e)	212,046	54	(d)
1.49	(d)	1.10	(e)	1.20	(e)	(0.97	)(e)	12,089	115	(d)

54.77	(d)	1.02	(e)	1.02	(e)	(0.94	)(e)	161,441	54	(d)
51.47		1.44		1.45		(1.19)		90,725	115
8.34		1.66		1.66		(1.48)		119,822	94
16.31		1.63		1.63		(1.43)		133,719	73
39.44		1.67		1.67		(1.36)		139,068	105
(1.39)		1.81		1.81		(1.52)		133,112	161

See Notes to Financial Statements.	149

Financial Highlights

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class A
4/30/2021(c)	$16.98	$(0.01)	$ 6.64	$ 6.63	$ (0.05)	$(1.00)	$(1.05)
10/31/2020	18.62	0.05	0.39	0.44	(0.07)	(2.01)	(2.08)
10/31/2019	19.50	0.05	0.84	0.89	(0.01)	(1.76)	(1.77)
10/31/2018	20.80	0.01	(0.06)	(0.05)	–	(1.25)	(1.25)
10/31/2017	18.95	0.03	2.95	2.98	–	(1.13)	(1.13)
10/31/2016	19.56	0.02	0.77	0.79	–	(1.40)	(1.40)
Class C
4/30/2021(c)	14.47	(0.07)	5.63	5.56	–	(1.00)	(1.00)
10/31/2020	16.22	(0.06)	0.32	0.26	–	(2.01)	(2.01)
10/31/2019	17.32	(0.07)	0.73	0.66	–	(1.76)	(1.76)
10/31/2018	18.75	(0.12)	(0.06)	(0.18)	–	(1.25)	(1.25)
10/31/2017	17.31	(0.11)	2.68	2.57	–	(1.13)	(1.13)
10/31/2016	18.11	(0.11)	0.71	0.60	–	(1.40)	(1.40)
Class F
4/30/2021(c)	17.42	0.01	6.81	6.82	(0.07)	(1.00)	(1.07)
10/31/2020	19.06	0.07	0.39	0.46	(0.09)	(2.01)	(2.10)
10/31/2019	19.92	0.08	0.86	0.94	(0.04)	(1.76)	(1.80)
10/31/2018	21.18	0.04	(0.04)	–	(0.01)	(1.25)	(1.26)
10/31/2017	19.28	0.05	3.00	3.05	(0.02)	(1.13)	(1.15)
10/31/2016	19.85	0.04	0.79	0.83	–	(1.40)	(1.40)
Class F3
4/30/2021(c)	17.95	0.03	7.01	7.04	(0.09)	(1.00)	(1.09)
10/31/2020	19.56	0.11	0.41	0.52	(0.12)	(2.01)	(2.13)
10/31/2019	20.38	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.05)	0.03	(0.05)	(1.25)	(1.30)
4/4/2017 to 10/31/2017(f)	20.25	(0.03)	1.43	1.40	–	–	–
Class I
4/30/2021(c)	17.82	0.02	6.96	6.98	(0.09)	(1.00)	(1.09)
10/31/2020	19.45	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.29	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.06	(0.06)	–	(0.05)	(1.25)	(1.30)
10/31/2017	19.62	0.08	3.06	3.14	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.06	0.80	0.86	–	(1.40)	(1.40)
Class P
4/30/2021(c)	16.55	(0.03)	6.47	6.44	–	(1.00)	(1.00)
10/31/2020	18.20	0.02	0.37	0.39	(0.03)	(2.01)	(2.04)
10/31/2019	19.13	0.01	0.82	0.83	–	(1.76)	(1.76)
10/31/2018	20.46	(0.03)	(0.05)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.70	(0.01)	2.90	2.89	–	(1.13)	(1.13)
10/31/2016	19.36	(0.02)	0.76	0.74	–	(1.40)	(1.40)

150	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$22.56	40.37	(d)	1.15	(e)	1.16	(e)	(0.07	)(e)	$834,201	30	(d)
16.98	2.35		1.18		1.18		0.29		625,448	36
18.62	5.22		1.18		1.18		0.29		775,746	51
19.50	(0.28)		1.11		1.11		0.06		922,813	54
20.80	16.23		1.15		1.15		0.14		1,028,166	57
18.95	4.33		1.17		1.17		0.09		959,416	37

19.03	39.81	(d)	1.90	(e)	1.91	(e)	(0.81	)(e)	81,997	30	(d)
14.47	1.57		1.93		1.93		(0.45)		63,709	36
16.22	4.48		1.93		1.93		(0.46)		142,020	51
17.32	(1.05)		1.87		1.87		(0.69)		225,551	54
18.75	15.35		1.89		1.89		(0.61)		335,148	57
17.31	3.57		1.92		1.92		(0.66)		330,066	37

23.17	40.48	(d)	1.00	(e)	1.01	(e)	0.09	(e)	179,590	30	(d)
17.42	2.50		1.03		1.03		0.44		138,870	36
19.06	5.38		1.03		1.03		0.45		210,350	51
19.92	(0.03)		0.97		0.97		0.22		390,627	54
21.18	16.34		1.00		1.00		0.27		807,684	57
19.28	4.48		1.02		1.02		0.23		663,069	37

23.90	40.64	(d)	0.81	(e)	0.82	(e)	0.28	(e)	251,361	30	(d)
17.95	2.69		0.83		0.83		0.64		200,055	36
19.56	5.61		0.83		0.83		0.64		260,948	51
20.38	0.13		0.78		0.78		0.39		331,176	54
21.65	6.91	(d)	0.79	(e)	0.79	(e)	(0.25	)(e)	315,394	57

23.71	40.57	(d)	0.91	(e)	0.91	(e)	0.19	(e)	271,985	30	(d)
17.82	2.58		0.93		0.93		0.54		218,137	36
19.45	5.51		0.93		0.93		0.54		292,610	51
20.29	(0.02)		0.86		0.86		0.30		450,720	54
21.59	16.51		0.90		0.90		0.41		397,265	57
19.62	4.57		0.92		0.92		0.34		470,399	37

21.99	40.17	(d)	1.35	(e)	1.36	(e)	(0.26	)(e)	18,516	30	(d)
16.55	2.18		1.38		1.38		0.10		16,560	36
18.20	5.05		1.38		1.38		0.08		22,113	51
19.13	(0.49)		1.31		1.31		(0.14)		25,501	54
20.46	15.96		1.35		1.35		(0.05)		33,644	57
18.70	4.10		1.37		1.37		(0.11)		36,327	37

See Notes to Financial Statements.	151

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- bution
Class R2
4/30/2021(c)	$16.09	$(0.04)	$ 6.28	$ 6.24	$ –	$(1.00)	$(1.00)
10/31/2020	17.75	(0.01)	0.37	0.36	(0.01)	(2.01)	(2.02)
10/31/2019	18.72	(0.01)	0.80	0.79	–	(1.76)	(1.76)
10/31/2018	20.06	(0.06)	(0.03)	(0.09)	–	(1.25)	(1.25)
10/31/2017	18.38	(0.05)	2.86	2.81	–	(1.13)	(1.13)
10/31/2016	19.08	(0.05)	0.75	0.70	–	(1.40)	(1.40)
Class R3
4/30/2021(c)	16.33	(0.03)	6.38	6.35	–	(1.00)	(1.00)
10/31/2020	17.97	0.01	0.37	0.38	(0.01)	(2.01)	(2.02)
10/31/2019	18.92	0.01	0.80	0.81	–	(1.76)	(1.76)
10/31/2018	20.25	(0.04)	(0.04)	(0.08)	–	(1.25)	(1.25)
10/31/2017	18.52	(0.02)	2.88	2.86	–	(1.13)	(1.13)
10/31/2016	19.20	(0.03)	0.75	0.72	–	(1.40)	(1.40)
Class R4
4/30/2021(c)	16.95	(0.01)	6.63	6.62	(0.04)	(1.00)	(1.04)
10/31/2020	18.60	0.05	0.37	0.42	(0.06)	(2.01)	(2.07)
10/31/2019	19.47	0.05	0.85	0.90	(0.01)	(1.76)	(1.77)
10/31/2018	20.79	0.01	(0.06)	(0.05)	(0.02)	(1.25)	(1.27)
10/31/2017	18.95	–	2.99	2.99	(0.02)	(1.13)	(1.15)
10/31/2016	19.57	(0.01)	0.79	0.78	–	(1.40)	(1.40)
Class R5
4/30/2021(c)	17.83	0.02	6.97	6.99	(0.09)	(1.00)	(1.09)
10/31/2020	19.46	0.09	0.41	0.50	(0.12)	(2.01)	(2.13)
10/31/2019	20.30	0.10	0.88	0.98	(0.06)	(1.76)	(1.82)
10/31/2018	21.59	0.07	(0.07)	–	(0.04)	(1.25)	(1.29)
10/31/2017	19.63	0.10	3.03	3.13	(0.04)	(1.13)	(1.17)
10/31/2016	20.16	0.05	0.82	0.87	–	(1.40)	(1.40)
Class R6
4/30/2021(c)	17.93	0.03	7.01	7.04	(0.09)	(1.00)	(1.09)
10/31/2020	19.55	0.11	0.40	0.51	(0.12)	(2.01)	(2.13)
10/31/2019	20.37	0.12	0.88	1.00	(0.06)	(1.76)	(1.82)
10/31/2018	21.65	0.08	(0.06)	0.02	(0.05)	(1.25)	(1.30)
10/31/2017	19.66	0.09	3.07	3.16	(0.04)	(1.13)	(1.17)
10/31/2016	20.17	0.09	0.80	0.89	–	(1.40)	(1.40)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Commenced on April 4, 2017.

152	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:
Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.33	40.12	(d)	1.50	(e)	1.51	(e)	(0.41	)(e)	$ 6,006	30	(d)
16.09	1.96		1.53		1.53		(0.06)		4,879	36
17.75	4.88		1.53		1.53		(0.07)		6,483	51
18.72	(0.50)		1.46		1.46		(0.29)		7,339	54
20.06	15.79		1.50		1.50		(0.25)		9,047	57
18.38	3.94		1.52		1.52		(0.26)		6,245	37

21.68	40.21	(d)	1.40	(e)	1.41	(e)	(0.30	)(e)	44,608	30	(d)
16.33	2.09		1.43		1.43		0.05		41,390	36
17.97	4.94		1.43		1.43		0.04		56,855	51
18.92	(0.45)		1.36		1.36		(0.19)		77,440	54
20.25	15.94		1.39		1.39		(0.10)		88,592	57
18.52	4.03		1.42		1.42		(0.16)		99,544	37

22.53	40.33	(d)	1.15	(e)	1.16	(e)	(0.07	)(e)	43,375	30	(d)
16.95	2.34		1.18		1.18		0.29		34,990	36
18.60	5.27		1.18		1.18		0.29		43,879	51
19.47	(0.30)		1.11		1.11		0.06		54,408	54
20.79	16.27		1.15		1.15		(0.01)		63,867	57
18.95	4.28		1.14		1.14		(0.06)		2,929	37

23.73	40.53	(d)	0.91	(e)	0.91	(e)	0.18	(e)	2,332	30	(d)
17.83	2.58		0.93		0.93		0.55		1,971	36
19.46	5.55		0.93		0.93		0.52		2,599	51
20.30	(0.01)		0.87		0.87		0.31		1,927	54
21.59	16.46		0.89		0.89		0.51		5,111	57
19.63	4.62		0.89		0.89		0.24		42,825	37

23.88	40.61	(d)	0.81	(e)	0.82	(e)	0.27	(e)	41,699	30	(d)
17.93	2.69		0.83		0.83		0.64		29,402	36
19.55	5.62		0.83		0.83		0.66		40,149	51
20.37	0.08		0.78		0.78		0.39		93,784	54
21.65	16.60		0.78		0.78		0.45		104,218	57
19.66	4.72		0.79		0.79		0.46		56,533	37

See Notes to Financial Statements.	153

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

As of April 30, 2021, the Trust currently consists of the following fourteen funds. All funds are diversified except Lord Abbett Focused Growth Fund and Lord Abbett Focused Large Cap Value Fund. This report covers the fourteen funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Share Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Durable Growth Fund (“Durable Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Growth Fund (“Focused Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Large Cap Value Fund (“Focused Large Cap Value Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Focused Small Cap Value Fund (“Focused Small Cap Value Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund”)	A, C, F, F3 I, P, R2, R3, R4, R5 and R6
Lord Abbett Global Equity Research Fund (“Global Equity Research Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Growth Leaders Fund (“Growth Leaders Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Health Care Fund (“Health Care Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett International Equity Fund (“International Equity Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6
Lord Abbett International Value Fund (“International Value Fund”)	A, C, F, F3, I, R2, R3, R4, R5 and R6
Lord Abbett Micro-Cap Growth Fund (“Micro-Cap Growth Fund”)	A, C, F and I
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, C, F, F3, I, P, R2, R3, R4, R5 and R6

The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus.

Each of Alpha Strategy Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Global Equity Research Fund’s, Health Care Fund’s, International Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Micro-Cap Growth Fund’s investment objective is long-term capital appreciation. Alpha Strategy Fund invests principally in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. Durable Growth Fund’s, Growth Leaders Fund’s and Focused Growth Fund’s investment objective is to seek capital appreciation. International Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business

154

Notes to Financial Statements (unaudited)(continued)

day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. These Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

155

Notes to Financial Statements (unaudited)(continued)

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and Other on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal years ended October 31, 2017 through October 31, 2020. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars

156

Notes to Financial Statements (unaudited)(continued)

upon closing of such contracts is included in Net realized gain/(loss) on foreign currency exchange in each Fund’s Statement of Operations.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Total Return Swaps–Each Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. Each Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, each Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk-for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

157

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of April 30, 2021 and, if applicable, Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

For the six months ended April 30, 2021, the effective management fee, net of any applicable waivers, was based on each Fund’s average daily net assets at the following annualized rates:

Net Effective Management Fee
Alpha Strategy Fund	.00%(1)
Durable Growth Fund	.48%(2)
Focused Growth Fund	.21%(3)
Focused Large Cap Value Fund	.59%(4)
Focused Small Cap Value Fund	.80%(5)
Fundamental Equity Fund	.55%(6)
Global Equity Research Fund	.00%(7)
Growth Leaders Fund	.51%(8)
Health Care Fund	.00%(9)
International Equity Fund	.67%(10)
International Opportunities Fund	.75%(11)
International Value Fund	.66%(10)
Micro-Cap Growth Fund	.89%(12)
Value Opportunities Fund	.73%(13)

(1)	Lord Abbett is voluntarily waiving the entire management fee of 0.10%. Lord Abbett may discontinue the voluntary waiver at any time without notice.

(2)	The management fee for Durable Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(3)	The management fee for Focused Growth Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.65%
Next $1 billion	.63%
Next $5 billion	.60%
Over $7 billion	.59%

158

Notes to Financial Statements (unaudited)(continued)

(4)	The management fee for Focused Large Cap Value Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.59%
Over $1 billion	.53%

(5)	The management fee for Focused Small Cap Value Fund is 0.80% on the Fund’s average daily net assets.

(6)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(7)	The management fee for Global Equity Research Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.45%
Next $2 billion	.43%
Over $3 billion	.41%

(8)	The management fee for Growth Leaders Fund is based on the Fund’s average daily net assets at the following annual rates:

First $2 billion	.55%
Over $2 billion	.50%

(9)	The management fee for Health Care Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.62%
Over $1 billion	.51%

(10)	The management fees for International Equity Fund and International Value Fund are based on each Fund’s average daily net assets at the following annual rates:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

(11)	The management fee for International Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(12)	The management fee for Micro-Cap Growth Fund is 0.90% on the Fund’s average daily net assets.

(13)	The management fee for Value Opportunities Fund is based on the Fund’s average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Next $3 billion	.65%
Over $5 billion	.58%

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets. Lord Abbett voluntarily waived the following fund administration fees during the six months ended April 30, 2021:

Fund Administration Fee
Alpha Strategy Fund	$ 8,561
Durable Growth Fund	4,776
Focused Growth Fund	1,374
Focused Large Cap Value Fund	3,768
Focused Small Cap Value Fund	7,210
Fundamental Equity Fund	33,139
Global Equity Research Fund	15,925

159

Notes to Financial Statements (unaudited)(continued)

Fund Administration Fee
Growth Leaders Fund	$20,019
Health Care Fund	2,568
International Equity Fund	36,945
International Opportunities Fund	52,299
International Value Fund	50,327
Micro-Cap Growth Fund	6,253
Value Opportunities Fund	37,380

For the period ended April 30, 2021 and continuing through February 28, 2022, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to the following annual rates:

	Durable Growth Fund
Classes	Effective March 1, 2021	Prior to March 1, 2021
A, C, F, I, R2, R3, R4 and R5	0.70%	0.70%
F3 and R6	0.69%	0.64%

	Focused Growth Fund
Classes	Effective March 1, 2021	Prior to March 1, 2021
A, C, F, I, R2, R3, R4 and R5	0.80%	0.80%
F3 and R6	0.76%	0.72%

	Focused Large Cap Value Fund
Classes	Effective March 1, 2021	Prior to March 1, 2021
A, C, F, I, R3, R4 and R5	0.71%	0.71%
F3 and R6	0.70%	0.63%

	Focused Small Cap Value Fund
Classes	Effective March 1, 2021	Prior to March 1, 2021
A, C, F, I, R3, R4 and R5	1.03%	1.03%
F3 and R6	1.00%	0.95%

	Global Equity Research Fund
Classes
A, C, F, I, R2, R3, R4 and R5		0.65%
F3 and R6		0.61%

	Health Care Fund
Classes	Effective March 1, 2021	Prior to March 1, 2021
A, C, F, I, R3, R4 and R5	0.78%	0.78%
F3 and R6	0.71%	0.70%

	International Equity Fund
Classes
A, C, P, R2, R3, R4 and R5		0.92%
F and I		0.86%
F3 and R6		0.84%

	International Value Fund
Classes	Effective March 1, 2021	Prior to March 1,2021
A, C, R2, R3, R4, and R5	0.87%	0.87%
F and I	0.82%	0.82%
F3 and R6	0.79%	0.80%

160

Notes to Financial Statements (unaudited)(continued)

All contractual fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A(1)	Class C	Class F(2)	(3)	Class P(4)	Class R2	Class R3	Class R4
Service	.25%	.25%	–		.25%	.25%	.25%	.25%
Distribution	–	.75%	.10%		.20%	.35%	.25%	–

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Prior to July 1, 2020, the Board did not authorize such Class A 12b-1 fees on the Micro-Cap Growth Fund. This agreement may be terminated only by the Fund’s Board.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(3)	For the period ended April 30, 2021 and continuing through February 28, 2022, the Distributor has contractually agreed to waive Durable Growth Fund’s, Focused Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Growth Leaders Fund’s, Health Care Fund’s and Micro Cap Growth Fund’s 0.10% Rule 12b-1 fee for Class F shares. These agreements may be terminated only by the Fund’s Board.
(4)	Fundamental Equity Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund only.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2021:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$28,187	$155,445
Durable Growth Fund	–	–
Focused Growth Fund	13,847	78,069
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	12,705	71,260
Fundamental Equity Fund	42,441	225,551
Global Equity Research Fund	743	3,804
Growth Leaders Fund	713,583	3,978,551
Health Care Fund	–	–
International Equity Fund	13,619	71,500
International Opportunities Fund	17,983	98,609
International Value Fund	23,741	125,246
Micro-Cap Growth Fund	62,602	361,071
Value Opportunities Fund	43,961	234,191

Distributor received the following amount of CDSCs for the six months ended April 30, 2021:

	Class A	Class C
Alpha Strategy Fund	$241	$1,910
Durable Growth	–	–
Focused Growth Fund	–	–
Focused Large Cap Value Fund	–	–
Focused Small Cap Value Fund	–	15
Fundamental Equity Fund	308	1,282
Global Equity Research Fund	–	4

161

Notes to Financial Statements (unaudited)(continued)

	Class A	Class C
Growth Leaders Fund	$12,175	$48,429
Health Care Fund	–	135
International Equity Fund	38	28
International Opportunities Fund	202	184
International Value Fund	152	305
Micro-Cap Growth Fund	15	548
Value Opportunities Fund	561	475

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

Other Related Parties

As of April 30, 2021, the percentages of Durable Growth Fund’s, Focused Large Cap Value Fund’s, Focused Small Cap Value Fund’s, Fundamental Equity Fund’s, Growth Leaders Fund’s, International Equity Fund’s, International Opportunities Fund’s, International Value Fund’s, Micro-Cap Growth Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Fund of Funds	Durable Growth Fund	Focused Large Cap Value Fund	Focused Small Cap Value Fund	Funda- mental Equity Fund	Growth Leaders Fund	Inter- national Equity Fund	Inter- national Oppor- tunities Fund	Inter- national Value Fund	Micro Cap Growth Fund	Value Oppor- tunities Fund
Alpha Strategy Fund	–	–	38.51%	–	–	–	37.19%	–	17.95%	10.12%
Multi-Asset Balanced Opportunity Fund	72.37%	74.59%	22.91%	6.86%	3.83%	26.81%	–	31.28%	–	–
Multi-Asset Income Fund	24.91%	24.37%	6.20%	2.37%	1.17%	13.63%	–	15.02%	–	–

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Value Fund, and annually for Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, Micro Cap Growth and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

162

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended April 30, 2021 and fiscal year ended October 31, 2020 was as follows:

	Alpha Strategy Fund		Durable Growth Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$10,405,649	$–	$4,591,644	$1,986
Net long-term capital gains	50,784,144	123,771,165	–	–
Total distributions paid	$61,189,793	$123,771,165	$4,591,644	$1,986

	Focused Growth Fund		Focused Large Cap Value Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$1,864,114	$–	$38,911,138	$262,779
Net long-term capital gains	140,858	–	–	–
Total distributions paid	$2,004,972	$–	$38,911,138	$262,779

	Focused Small Cap Value Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$894,345	$314	$32,382,939	$37,662,246
Net long-term capital gains	–	18,077,113	–	215,541,984
Total distributions paid	$894,345	$18,077,427	$32,382,939	$253,204,230

	Global Equity Research Fund		Growth Leaders Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$105,849	$89,647	$392,566,629	$50,781,905
Net long-term capital gains	278,151	–	327,647,029	254,848,239
Total distributions paid	$384,000	$89,647	$720,213,658	$305,630,144

	Health Care Fund		International Equity Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$493,359	$1,005	$5,135,556	$7,075,713
Net long-term capital gains	8,110	–	–	–
Total distributions paid	$501,469	$1,005	$5,135,556	$7,075,713

163

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund		International Value Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$–	$7,379,201	$6,152,501	$9,892,862
Net long-term capital gains	–	–	–	–
Total distributions paid	$–	$7,379,201	$6,152,501	$9,892,862

	Micro Cap Growth Fund			Value Opportunities Fund
	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020	Six Months Ended 4/30/2021 (unaudited)	Year Ended 10/31/2020
Distributions paid from:
Ordinary income	$13,473,195	$–	$4,614,398	$7,526,613
Net long-term capital gains	16,614,432	20,194,202	79,109,540	194,975,562
Total distributions paid	$30,087,627	$20,194,202	$83,723,938	$202,502,175

As of April 30, 2021, the following funds had capital losses, which will carry forward indefinitely:

Focused Small Cap Value Fund	$6,899,253
Fundamental Equity Fund	101,619,037
International Equity Fund	30,761,139
International Opportunities Fund	95,319,273
International Value Fund	440,416,153

As of April 30, 2021, the aggregate unrealized security gains and losses on investments and other financial instruments, if any, based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Durable Growth Fund	Focused Growth Fund
Tax cost	$741,627,307	$111,493,178	$40,300,185
Gross unrealized gain	169,203,372	44,677,665	7,256,051
Gross unrealized loss	–	(1,042,413)	(569,644)
Net unrealized security gain	$169,203,372	$43,635,252	$6,686,407

	Focused Large Cap Value Fund	Focused Small Cap Value Fund	Fundamental Equity Fund
Tax cost	$629,188,895	$199,832,299	$1,379,548,096
Gross unrealized gain	230,237,705	55,848,950	524,950,337
Gross unrealized loss	(1,552,152)	(1,537,558)	(9,655,011)
Net unrealized security gain	$228,685,553	$54,311,392	$515,295,326

	Global Equity Research Fund	Growth Leaders Fund	Health Care Fund
Tax cost	$7,898,402	$7,312,363,104	$6,080,056
Gross unrealized gain	2,117,175	2,135,139,278	1,130,525
Gross unrealized loss	(117,665)	(129,541,937)	(145,518)
Net unrealized security gain	$1,999,510	$2,005,597,341	$985,007

	International Equity Fund	International Opportunities Fund	International Value Fund
Tax cost	$308,922,147	$385,089,598	$580,815,595
Gross unrealized gain	90,585,111	90,754,065	87,454,171
Gross unrealized loss	(1,721,375)	(13,768,061)	(10,883,149)
Net unrealized security gain	$88,863,736	$76,986,004	$76,571,022

164

Notes to Financial Statements (unaudited)(continued)

	Micro Cap Growth Fund	Value Opportunities Fund
Tax cost	$395,752,282	$1,199,548,420
Gross unrealized gain	92,295,551	591,325,118
Gross unrealized loss	(13,274,183)	(13,043,736)
Net unrealized security gain	$79,021,368	$578,281,382

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2021 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$49,111,003	$56,251,440
Durable Growth Funds	17,285,556	97,944,179
Focused Growth Fund	41,504,728	31,107,060
Focused Large Cap Value Fund	368,134,461	193,391,526
Focused Small Cap Value Fund	158,220,014	60,023,985
Fundamental Equity Fund	650,317,129	883,432,240
Global Equity Research Fund	4,813,090	3,862,162
Growth Leaders Fund	5,913,639,756	5,115,465,352
Health Care Fund	4,085,552	1,421,808
International Equity Fund	127,765,810	198,126,831
International Opportunities Fund	135,585,949	186,208,020
International Value Fund	231,083,339	195,652,619
Micro-Cap Growth Fund	443,578,389	153,894,865
Value Opportunities Fund	482,362,414	626,558,678

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2021.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended April 30, 2021, the following Funds engaged in cross-trades:

Fund	Purchases	Sales	Gain/(Loss)
Durable Growth Fund	–	841,411	(31,572)
Focused Growth Fund	133,906	–	–
Focused Large Cap Value Fund	21,006,402	–	–
Focused Small Cap Value Fund	253,226	–	–
Fundamental Equity Fund	958,243	19,863,405	3,746,683
Growth Leaders Fund	35,337,244	4,360,046	1,775,182
International Equity Fund	–	1,709,249	445,424
International Value Fund	1,709,249	–	–
Micro-Cap Growth Fund	239,824	10,015,416	1,858,000
Value Opportunities Fund	1,501,791	1,035,431	648,514

165

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

International Equity Fund and International Opportunities Fund entered into forward foreign currency exchange contracts for the period ended April 30, 2021(as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Global Equity Research Fund entered into E-Mini S&P Index futures contracts for the period ended April 30, 2021 (as described in note 2(h)) to manage cash. The Fund bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

International Opportunities Fund entered into total return swaps on indexes for the six months ended April 30, 2021 (as described in note 2(i)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of April 30, 2021, International Opportunities Fund had the following derivatives at fair value, grouped into risk categories that illustrate the Funds’ use of derivative instruments:

International Opportunities Fund
Asset Derivatives	Equity Contracts
Total Return Swap Contracts(1)	$30,175

(1)	Statements of Assets and Liabilities location: Total return swap, at fair value.

Transactions in derivative instruments for the period ended April 30, 2021, were as follows:

	Global Equity Research Fund
	Equity Contracts
Net Realized Gain (Loss)
Futures Contracts(1)	$ 2,683
Average Number of Contracts/Notional Amounts*
Future Contracts	–	(2)

Notes to Financial Statements (unaudited)(continued)

International Equity Fund
Foreign Currency Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(3)	$6,352
Average Number of Contracts/Notional Amounts*
Forward Foreign Currency Exchange Contracts(4)	$90,515

	International Opportunities Fund
	Foreign Currency Contracts	Equity Contracts
Net Realized Gain (Loss)
Forward Foreign Currency Exchange Contracts(3)	$899	–
Total Return Swap Contracts(5)	–	$2,536,518
Net Change in Unrealized Appreciation/Depreciation
Total Return Swap Contracts(6)	–	$69,285
Average Number of Contracts/Notional Amounts*
Total Return Swap Contracts(7)	–	94,118

*	Calculated based on the number of contracts or notional amounts for the six months ended April 30, 2021.
(1)	Statements of Operations location: Net realized gain(loss) on futures contracts.
(2)	Less than 1 contract.
(3)	Statements of Operations location: Net realized gain(loss) on forward foreign currency exchange contracts.
(4)	Amount represents notional amounts in U.S. dollars.
(5)	Statements of Operations location: Net realized gain(loss) on swap contracts.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(7)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by a counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

		Alpha Strategy Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$839,511	$–	$839,511
Total	$839,511	$–	$839,511

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$839,511	$–	$–	$(839,511)	$–
Total	$839,511	$–	$–	$(839,511)	$–

	Durable Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$710,774	$–	$710,774
Total	$710,774	$–	$710,774

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$710,774	$–	$–	$(710,774)	$–
Total	$710,774	$–	$–	$(710,774)	$–

		Focused Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$2,016,660	$–	$2,016,660
Total	$2,016,660	$–	$2,016,660

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$2,016,660	$–	$–	$(2,016,660)	$–
Total	$2,016,660	$–	$–	$(2,016,660)	$–

Notes to Financial Statements (unaudited)(continued)

		Focused Large Cap Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$7,335,699	$–	$7,335,699
Total	$7,335,699	$–	$7,335,699

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$7,335,699	$–	$–	$(7,335,699)	$–
Total	$7,335,699	$–	$–	$(7,335,699)	$–

		Focused Small Cap Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,942,545	$–	$11,942,545
Total	$11,942,545	$–	$11,942,545

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,942,545	$–	$–	$(11,942,545)	$–
Total	$11,942,545	$–	$–	$(11,942,545)	$–

		Fundamental Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Asset and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$10,807,979	$–	$10,807,979
Total	$10,807,979	$–	$10,807,979

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$10,807,979	$–	$–	$(10,807,979)	$–
Total	$10,807,979	$–	$–	$(10,807,979)	$–

Notes to Financial Statements (unaudited)(continued)

		Growth Leaders Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$250,567,872	$–	$250,567,872
Total	$250,567,872	$–	$250,567,872

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$250,567,872	$–	$–	$(250,567,872)	$–
Total	$250,567,872	$–	$–	$(250,567,872)	$–

		International Equity Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$759,273	$–	$759,273
Total	$759,273	$–	$759,273

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$759,273	$–	$–	$(759,273)	$–
Total	$759,273	$–	$–	$(759,273)	$–

		International Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$5,981,695	$–	$5,981,695
Total Return Swap Contracts	30,175	–	30,175
Total	$6,011,870	$–	$6,011,870

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$ 30,175	$–	$–	$–	$30,175
Fixed Income Clearing Corp.	5,981,695	–	–	(5,981,695)	–
Total	$6,011,870	$–	$–	$(5,981,695)	$30,175

Notes to Financial Statements (unaudited)(continued)

		International Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$11,619,847	$–	$11,619,847
Total	$11,619,847	$–	$11,619,847

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$11,619,847	$–	$–	$(11,619,847)	$–
Total	$11,619,847	$–	$–	$(11,619,847)	$–

		Micro Cap Growth Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$6,320,413	$–	$6,320,413
Total	$6,320,413	$–	$6,320,413

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$6,320,413	$–	$–	$(6,320,413)	$–
Total	$6,320,413	$–	$–	$(6,320,413)	$–

		Value Opportunities Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$15,442,302	$–	$15,442,302
Total	$15,442,302	$–	$15,442,302

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$15,442,302	$–	$–	$(15,442,302)	$–
Total	$15,442,302	$–	$–	$(15,442,302)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of April 30, 2021.

Notes to Financial Statements (unaudited)(continued)

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

For the period ended April 30, 2021, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $1.17 billion (the “Syndicated Facility”) whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of Fund net assets (if Fund net assets are less than $750 million), $250 million, $300 million, $600 million, or $900 million, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended April 30, 2021 the Participating Funds were party to an additional line of credit facility with SSB for $330 million (the “Bilateral Facility”), $250 million committed and $80 million uncommitted. Under the Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund net assets (if net assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors.

The Syndicated Facility and the Bilateral Facility are to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions.

The Value Opportunities Fund utilized the Facility on January 13, 2021 and January 14, 2021 with an average borrowing amount of 9,527,500. The average interest rate during the period was 1.38% and total interest paid amounted to $729.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the period ended April 30, 2021, the following Funds participated as lenders in the Interfund Lending Program. For the period in which the loan was outstanding, the average amount loaned, interest rate and interest income were as follows:

Notes to Financial Statements (unaudited)(continued)

Fund	Average Amount Loaned	Average Interest Rate	Interest Income*
Growth Leaders Fund	$21,840,007	0.55%	$328
Value Opportunities Fund	$17,514,869	0.55%	$262

*	Statements of Operations locations: Interest earned from Interfund Lending

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Alpha Strategy Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended April 30, 2021:

Alpha Strategy Fund

Affiliated Issuer	Balance of Shares Held at 10/31/2020	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2021	Fair Value at 4/30/2021	Net Realized Gain (loss) 11/1/2020 to 4/30/2021		Dividend Income 11/1/2020 to 4/30/2021	Change in Appreciation (Depreciation) 11/1/2020 to 4/30/2021
Lord Abbett Developing Growth Fund, Inc. – Class I	3,985,867	411,622	(237,616)	4,159,873	$172,343,532	$16,961,024	(a)	$–	$26,501,650
Lord Abbett Securities Trust – Focused Small Cap Value Fund – Class I	3,321,048	56,202	(407,464)	2,969,786	98,329,602	(1,822,270)		785,231	41,991,041
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8,007,354	254,408	(92,288)	8,169,474	175,316,918	288,713		–	42,337,438
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	3,286,773	877,028	(669,086)	3,494,715	87,228,098	21,487,620	(b)	–	14,054,536
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	8,851,506	123,787	(727,723)	8,247,570	189,611,640	(6,565,145)		1,619,595	74,949,430
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	7,636,112	465,195	(207,533)	7,893,774	187,161,378	7,245,241	(c)	681,801	46,292,974
Total					$909,991,168	$37,595,183		$3,086,158	$246,127,069

(a)	Includes $11,607,104 of distributed capital gains.
(b)	Includes $16,385,329 of distributed capital gains.
(c)	Includes $7,499,812 of distributed capital gains.

14.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the

Notes to Financial Statements (unaudited)(continued)

market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Statements of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of April 30, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Durable Growth Fund	$95,832	$102,487
Focused Small Cap Value Fund	42,400	50,000
Growth Leaders Fund	9,720,057	10,395,019
International Equity Fund	6,660,365	10,046,076
International Opportunities Fund	3,980,484	4,256,764
International Value Fund	15,935,843	29,217,786
Micro-Cap Growth Fund	8,055,568	8,410,333

(1)	Statements of Assets and Liabilities location: Payable for collateral due to broker for securities lending.

15.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap growth stock. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Micro-cap companies, in which Micro-Cap Growth Fund invests in may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. Micro cap companies also may fall out of favor relative to larger companies in certain market cycles. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. Moreover, different investment styles, such as growth investing, may shift in and out of favor over time, depending on market and economic conditions, as well as investor sentiment.

Notes to Financial Statements (unaudited)(continued)

Large company stocks, in which Durable Growth Fund. Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, International Equity Fund and International Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks. Small and mid-sized company stocks, in which Alpha Strategy Fund, Focused Small Cap Value Fund, Focused Growth Fund, Fundamental Equity Fund, Growth Leaders Fund, International Equity Fund, International Opportunities Fund and Value Opportunities Fund invest, may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

In general, Durable Growth Fund, Focused Growth Fund and Growth Leaders Fund employ a growth investing style, Global Equity Research Fund employs a blended growth investing and value investing style, and Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, International Value Fund and Value Opportunities Fund employ a value investing style. Growth stocks generally are more volatile than value stocks. The price of value stocks may lag the market for long periods of time.

Global Equity Research Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies. Similarly, due to their investments in multinational and foreign companies, Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Fundamental Equity Fund, Growth Leaders Fund, Health Care Fund, and Value Opportunities Fund are subject to the risks of investing in foreign securities and similarly may experience increased market, liquidity, currency, political, informational, and other risks.

Health Care Fund is subject to the risks of investing in the health care sector, including changes in government regulations, dependence on patents and intellectual property rights, expenses and losses from litigation based on product liability and similar claims, industry competition, extensive research and development, marketing, and sales costs, and rapid technological change and potential for product obsolescence. Health Care Fund is also subject to the risks of investing in structured securities. As a result, Health Care Fund is subject to the same risks associated with direct investments in the underlying securities or other instruments they seek to replicate, as well as liquidity risk and the risk that the issuer and/or the counterparty of the structured security may be unable to perform under the terms of the instrument, or may disagree as to the meaning or application of such terms.

International Value Fund is subject to the risks of investing in dividend paying stocks. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. There is no guarantee that companies that currently pay dividends will continue to do so. International Value Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks. In addition, the Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds.

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund, Global Equity Research Fund, Health Care Fund, International Equity Fund, International Opportunities Fund and International Value Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. A Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Health Care Fund, Focused Large Cap Value Fund and Focused Small Cap Value Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal and/or interest to a Fund, a risk that is greater with high-yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high-yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High-yield bonds are subject to greater price fluctuations and increased liquidity risk, as well as additional risks.

Focused Growth Fund and Focused Large Cap Value Fund are non-diversified mutual funds under the Act. The value of each Fund’s investments may be more adversely affected by a single economic, political or regulatory event than the value of the investments of a diversified mutual fund.

Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Research Fund and Health Care Fund are newly organized and there can be no assurance that a Fund will reach or maintain a sufficient asset size to effectively implement its investment strategy. A Fund’s gross expense ratio may fluctuate during its initial operating period because of the Fund’s relatively smaller asset size and, until the Fund achieves sufficient scale, a Fund shareholder may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics such as the COVID-19 outbreak which began in late 2019) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of each Fund’s investments. Market disruptions can also prevent the Funds from implementing its investment strategies and achieving its investment objective.

The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged

Notes to Financial Statements (unaudited)(continued)

quarantines, as well as general concern and uncertainty. The impact of the COVID-19 outbreak could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways.

The COVID-19 pandemic and its effects may last for an extended period of time, and in either case could result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments, and negatively impact each Fund’s performance and your investment in each Fund.

These factors can affect each Fund’s performance.

16.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	878,084	$24,579,871	2,089,872	$43,355,666
Converted from Class C*	197,502	5,609,951	1,101,831	23,484,272
Reinvestment of distributions	1,198,333	31,252,535	2,522,201	56,648,626
Shares reacquired	(1,667,686)	(46,106,530)	(8,088,314)	(168,814,292)
Increase (decrease)	606,233	$15,335,827	(2,374,410)	$(45,325,728)

Class C Shares
Shares sold	177,290	$3,903,406	448,811	$7,536,122
Reinvestment of distributions	260,342	5,277,141	745,028	13,276,398
Shares reacquired	(440,857)	(9,584,005)	(1,677,782)	(28,359,437)
Converted to Class A*	(253,903)	(5,609,951)	(1,392,677)	(23,484,272)
Decrease	(257,128)	$(6,013,409)	(1,876,620)	$(31,031,189)

Class F Shares
Shares sold	736,718	$20,656,339	1,045,928	$22,416,684
Reinvestment of distributions	290,792	7,656,554	772,654	17,500,621
Shares reacquired	(786,435)	(21,686,990)	(3,825,862)	(76,385,706)
Increase (decrease)	241,075	$6,625,903	(2,007,280)	$(36,468,401)

Class F3 Shares
Shares sold	304,224	$9,024,953	488,060	$10,125,114
Reinvestment of distributions	110,980	3,009,774	177,457	4,127,641
Shares reacquired	(262,996)	(7,702,419)	(552,465)	(12,025,640)
Increase	152,208	$4,332,308	113,052	$2,227,115

Class I Shares
Shares sold	51,138	$1,513,351	790,561	$16,748,038
Reinvestment of distributions	82,792	2,237,040	508,610	11,799,741
Shares reacquired	(65,439)	(1,873,422)	(3,821,379)	(81,468,364)
Increase (decrease)	68,491	$1,876,969	(2,522,208)	$(52,920,585)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Alpha Strategy Fund		(unaudited)		October 31, 2020
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	2,846	$74,408	15,003	$312,973
Reinvestment of distributions	4,691	116,299	7,418	159,120
Shares reacquired	(21,068)	(554,229)	(19,809)	(363,370)
Increase (decrease)	(13,531)	$(363,522)	2,612	$108,723

Class R3 Shares
Shares sold	52,008	$1,404,754	136,052	$2,723,948
Reinvestment of distributions	76,015	1,901,142	165,768	3,583,900
Shares reacquired	(131,664)	(3,483,809)	(489,838)	(10,160,044)
Decrease	(3,641)	$(177,913)	(188,018)	$(3,852,196)

Class R4 Shares
Shares sold	21,017	$571,976	43,297	$922,234
Reinvestment of distributions	12,106	314,743	20,202	452,531
Shares reacquired	(39,251)	(1,085,326)	(42,994)	(897,945)
Increase (decrease)	(6,128)	$(198,607)	20,505	$476,820

Class R5 Shares
Shares sold	1,714	$45,932	27,836	$610,946
Reinvestment of distributions	2,152	58,163	1,707	39,612
Shares reacquired	(14,351)	(419,981)	(14,890)	(337,903)
Increase (decrease)	(10,485)	$(315,886)	14,653	$312,655

Class R6 Shares
Shares sold	33,339	$945,599	41,185	$903,044
Reinvestment of distributions	6,176	167,531	9,684	225,350
Shares reacquired	(40,733)	(1,154,725)	(46,584)	(1,036,708)
Increase (decrease)	(1,218)	$(41,595)	4,285	$91,686

Durable Growth Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	37,581	$790,020	105,323	$1,704,548
Converted from Class C*	14	297	–	–
Reinvestment of distributions	2,030	41,259	12	185
Shares reacquired	(316)	(6,785)	(25,265)	(414,525)
Increase	39,309	$824,791	80,070	$1,290,208

Class C Shares
Shares sold	2,892	$59,108	12,788	$210,965
Reinvestment of distributions	156	3,151	–	–
Shares reacquired	(1,935)	(41,338)	(858)	(12,757)
Converted to Class A*	(14)	(297)	–	–
Increase	1,099	$20,624	11,930	$198,208

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Durable Growth Fund		(unaudited)		October 31, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	428	$9,000	34,968	$530,262
Reinvestment of distributions	27	556	32	493
Shares reacquired	–	–	(17,017)	(261,750)
Increase	455	$9,556	17,983	$269,005

Class F3 Shares
Shares sold	–	$–	7,334	$110,000
Reinvestment of distributions	–	–	8	128
Increase	–	$–	7,342	$110,128

Class I Shares
Shares sold	–	$–	12,457,602	$206,631,112
Reinvestment of distributions	222,363	4,522,876	38	573
Shares reacquired	(4,006,038)	(81,608,347)	(2,109,887)	(40,830,092)
Increase (decrease)	(3,783,675)	$(77,085,471)	10,347,753	$165,801,593

Class R3 Shares
Shares sold	–	$–	667	$10,000
Reinvestment of distributions	–	–	–	4
Shares reacquired	–	–	–	59
Increase	–	$–	667	$10,063

Class R4 Shares
Shares sold	0.16	$–	667	$10,000
Reinvestment of distributions	–	–	–	8
Shares reacquired	–	–	–	36
Increase	0.16	$–	667	$10,044

Class R5 Shares
Shares sold	–	$–	667.67	$10,000
Reinvestment of distributions	–	–	0.76	12
Increase	–	$–	667.43	$10,012

Class R6 Shares
Shares sold	11,044	$233,640	45,312	$699,067
Reinvestment of distributions	–	–	38	583
Shares reacquired	–	–	(32,830)	(500,000)
Increase	11,044	$233,640	12,520	$199,650

Focused Growth Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	179,774	$5,433,968	434,819	$9,703,851
Converted from Class C*	2,753	81,236	2,497	60,294
Reinvestment of distributions	31,858	880,243	–	–
Shares reacquired	(165,737)	(5,023,984)	(281,008)	(5,735,273)
Increase	48,648	$1,371,463	156,308	$4,028,872

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Focused Growth Fund		(unaudited)		October 31, 2020
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	15,876	$470,458	71,782	$1,605,692
Reinvestment of distributions	4,406	120,046	–	–
Shares reacquired	(12,731)	(374,384)	(9,531)	(205,158)
Converted to Class A*	(2,796)	(81,236)	(2,523)	(60,294)
Increase	4,755	$134,884	59,728	$1,340,240

Class F Shares
Shares sold	373,938	$11,517,045	190,397	$4,699,476
Reinvestment of distributions	15,807	439,126	–	–
Shares reacquired	(74,333)	(2,319,441)	(38,191)	(777,214)
Increase	315,412	$9,636,730	152,206	$3,922,262

Class I Shares
Shares sold	30,419	$942,636	38,511	$965,055
Reinvestment of distributions	6,880	191,131	–	–
Shares reacquired	(7,160)	(201,233)	(31,893)	(712,410)
Increase	30,139	$932,534	6,618	$252,645

Class R6 Shares
Shares sold	39,212	$1,166,879	91,308	$2,043,385
Reinvestment of distributions	43	1,198	–	–
Shares reacquired	(41,931)	(1,294,052)	(43,053)	(888,522)
Increase (decrease)	(2,676)	$(125,975)	48,255	$1,154,863

Focused Large Cap Value Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	192,896	$3,272,222	58,910	$782,489
Reinvestment of distributions	4,008	60,322	182	2,767
Shares reacquired	(74,484)	(1,306,897)	(51,695)	(735,734)
Increase	122,420	$2,025,647	7,397	$49,522

Class C Shares
Shares sold	97,958	$1,717,786	11,228	$132,753
Reinvestment of distributions	332	5,009	21	326
Shares reacquired	(10,271)	(182,789)	(12,635)	(172,705)
Increase (decrease)	88,019	$1,540,006	(1,386)	$(39,626)

Class F Shares
Shares sold	123,060	$2,252,569	4,808	$62,373
Reinvestment of distributions	126	1,910	196	2,983
Shares reacquired	(172)	(2,773)	(35,265)	(481,111)
Increase (decrease)	123,014	$2,251,706	(30,261)	$(415,755)

Class F3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	211	3,213
Shares reacquired	–	–	(32,613)	(445,593)
Decrease	–	$–	(32,402)	$(442,380)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Focused Large Cap Value Fund		(unaudited)		October 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	10,760,529	$165,589,014	39,120,270	$441,893,283
Reinvestment of distributions	2,576,106	38,796,163	16,392	249,649
Shares reacquired	–	–	(8,761,641)	(113,729,358)
Increase	13,336,635	$204,385,177	30,375,021	$328,413,574

Class R2 Shares
Shares sold	–	$4	–	$–
Increase	–	$4	–	$–

Class R3 Shares
Shares sold	18	$(12)	5	$73
Reinvestment of distributions	–	6	3	43
Increase (decrease)	18	$(6)	8	$116

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	3	53
Increase	–	$–	3	$53

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	4	64
Increase	–	$–	4	$64

Class R6 Shares
Shares sold	72,246	$1,164,787	36,297	$449,218
Reinvestment of distributions	–	–	211	3,213
Shares reacquired	(739)	(10,000)	(43,319)	(579,584)
Increase (decrease)	71,507	$1,154,787	(6,811)	$(127,153)

Focused Small Cap Value Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	548,988	$14,164,158	438,085	$9,162,393
Reinvestment of distributions	1,225	28,969	42,884	930,586
Shares reacquired	(30,153)	(852,409)	(535,543)	(8,651,100)
Increase (decrease)	520,060	$13,340,718	(54,574)	$1,441,879

Class C Share
Shares sold	109,444	$3,349,348	5,401	$107,961
Reinvestment of distributions	27	673	69	1,597
Shares reacquired	(1,509)	(46,987)	(711)	(11,019)
Increase	107,962	$3,303,034	4,759	$98,539

Class F Shares
Shares sold	1,505,635	$46,474,940	41,829	$800,286
Reinvestment of distributions	904	23,071	64	1,500
Shares reacquired	(196,802)	(6,099,182)	(3,606)	(71,014)
Increase	1,309,737	$40,398,829	38,287	$730,772

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Focused Small Cap Value Fund		(unaudited)		October 31, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	64	1,500
Increase	–	$–	64	$1,500

Class I Shares
Shares sold	2,293,942	$58,896,690	198,740	$4,446,865
Reinvestment of distributions	30,795	785,263	699,990	16,379,773
Shares reacquired	(413,011)	(10,813,338)	(1,722,466)	(37,155,659)
Increase (decrease)	1,911,726	$48,868,615	(823,736)	$(16,329,021)

Class R3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	64	1,500
Shares reacquired	–	–	(429)	(6,320)
Decrease	–	$–	(365)	$(4,820)

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	64	1,500
Shares reacquired	–	–	(429)	(6,336)
Decrease	–	$–	(365)	$(4,836)

Class R5 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	64.09	1,500
Increase	–	$–	64.09	$1,500

Class R6 Shares
Shares sold	140,909	$4,283,507	52,623	$1,109,409
Reinvestment of distributions	–	–	64	1,500
Shares reacquired	(13,940)	(394,858)	(18,034)	(324,689)
Increase	126,969	$3,888,649	34,653	$786,220

Fundamental Equity Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,563,583	$19,749,050	4,188,498	$43,418,303
Converted from Class C*	696,717	8,870,108	5,226,450	55,203,791
Reinvestment of distributions	1,687,370	20,096,583	11,401,124	132,025,015
Shares reacquired	(9,631,311)	(119,464,794)	(29,769,304)	(317,448,216)
Decrease	(5,683,641)	$(70,749,053)	(8,953,232)	$(86,801,107)

Class C Shares
Shares sold	272,666	$2,997,733	691,274	$6,387,499
Reinvestment of distributions	54,080	565,135	1,522,175	15,434,858
Shares reacquired	(769,532)	(8,385,644)	(3,965,989)	(37,181,352)
Converted to Class A*	(795,469)	(8,870,108)	(5,993,619)	(55,203,791)
Decrease	(1,238,255)	$(13,692,884)	(7,746,159)	$(70,562,786)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Fundamental Equity Fund		(unaudited)		October 31, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	800,708	$9,793,117	1,433,812	$15,575,714
Reinvestment of distributions	213,893	2,513,246	1,631,329	18,629,776
Shares reacquired	(1,726,003)	(21,199,579)	(6,705,371)	(70,451,225)
Decrease	(711,402)	$(8,893,216)	(3,640,230)	$(36,245,735)

Class F3 Shares
Shares sold	106,135	$1,367,526	288,689	$3,142,272
Reinvestment of distributions	28,553	344,061	180,261	2,109,059
Shares reacquired	(229,497)	(2,906,441)	(664,831)	(7,264,981)
Decrease	(94,809)	$(1,194,854)	(195,881)	$(2,013,650)

Class I Shares
Shares sold	285,827	$3,538,394	12,582,859	$140,110,329
Reinvestment of distributions	493,649	5,913,917	5,308,220	61,787,685
Shares reacquired	(9,079,576)	(116,312,652)	(41,834,305)	(408,261,259)
Decrease	(8,300,100)	$(106,860,341)	(23,943,226)	$(206,363,245)

Class P Shares
Shares sold	12,404	$152,095	38,910	$395,112
Reinvestment of distributions	5,670	66,114	45,179	512,324
Shares reacquired	(72,671)	(913,979)	(150,905)	(1,618,060)
Decrease	(54,597)	$(695,770)	(66,816)	$(710,624)

Class R2 Shares
Shares sold	13,546	$169,003	48,263	$494,664
Reinvestment of distributions	3,723	43,336	25,619	290,000
Shares reacquired	(35,941)	(434,280)	(102,194)	(1,093,622)
Decrease	(18,672)	$(221,941)	(28,312)	$(308,958)

Class R3 Shares
Shares sold	394,034	$4,822,116	1,538,350	$15,852,051
Reinvestment of distributions	114,003	1,331,556	877,394	9,958,420
Shares reacquired	(1,196,686)	(14,511,428)	(2,966,968)	(30,852,539)
Decrease	(688,649)	$(8,357,756)	(551,224)	$(5,042,068)

Class R4 Shares
Shares sold	19,212	$241,513	76,886	$831,775
Reinvestment of distributions	2,821	33,433	36,123	415,774
Shares reacquired	(27,956)	(347,277)	(292,446)	(3,170,812)
Decrease	(5,923)	$(72,331)	(179,437)	$(1,923,263)

Class R5 Shares
Shares sold	13,940	$180,603	81,760	$955,940
Reinvestment of distributions	1,708	20,468	10,804	125,869
Shares reacquired	(35,848)	(470,299)	(125,349)	(1,307,288)
Decrease	(20,200)	$(269,228)	(32,785)	$(225,479)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Fundamental Equity Fund		(unaudited)		October 31, 2020
Class R6 Shares	Shares	Amount	Shares	Amount
Shares sold	79,930	$1,009,536	219,870	$2,369,313
Reinvestment of distributions	15,967	192,556	156,188	1,828,961
Shares reacquired	(148,242)	(1,839,637)	(1,030,695)	(10,971,855)
Decrease	(52,345)	$(637,545)	(654,637)	$(6,773,581)

		Six Months Ended
		April 30, 2021		Year Ended
Global Equity Research Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	65,698	$957,199	67,708	$783,138
Converted from Class C*	1,841	26,811	2,969	35,757
Reinvestment of distributions	11,222	158,567	3,449	41,353
Shares reacquired	(15,442)	(224,656)	(174,136)	(1,903,357)
Increase (decrease)	63,319	$917,921	(100,010)	$(1,043,109)

Class C Shares
Shares sold	6,230	$92,063	11,199	$132,299
Reinvestment of distributions	1,848	25,985	157	1,871
Shares reacquired	(1,216)	(17,746)	(16,261)	(187,627)
Converted to Class A*	(1,852)	(26,811)	(2,995)	(35,757)
Increase (decrease)	5,010	$73,491	(7,900)	$(89,214)

Class F Shares
Shares sold	8,961	$131,757	878	$11,000
Reinvestment of distributions	198	2,796	1,452	17,441
Shares reacquired	(7,797)	(113,931)	(79,072)	(932,988)
Increase (decrease)	1,362	$20,622	(76,742)	$(904,547)

Class F3 Shares
Reinvestment of distributions	–	$–	15	$181
Increase	–	$–	15	$181

Class I Shares
Reinvestment of distributions	–	$–	1,484	$17,804
Shares reacquired	(670)	(10,000)
Increase (decrease)	(670)	$(10,000)	1,484	$17,804

Class R2 Shares
Reinvestment of distributions	–	$–	9	$107
Shares reacquired	–	–	(1,112)	(11,500)
Decrease	–	$–	(1,103)	$(11,393)

Class R3 Shares
Shares sold	28,358	$427,973	1,641	$19,964
Reinvestment of distributions	819	11,511	160	1,908
Shares reacquired	(20,440)	(299,203)	(55)	(667)
Increase	8,737	$140,281	1,746	$21,205

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Global Equity Research Fund		(unaudited)		October 31, 2020
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	1	$–	–	$–
Reinvestment of distributions	–	–	12	150
Increase	1	$–	12	$150

Class R5 Shares
Reinvestment of distributions	–	$–	15	$182
Shares reacquired	(0.25)	–	–	–
Increase (decrease)	(0.25)	$–	15	$182

Class R6 Shares
Shares sold	8,591	$126,456	9,840	$123,399
Shares reacquired	(358)	(4,957)	(19,272)	(234,374)
Increase (decrease)	8,233	$121,499	(9,432)	$(110,975)

Growth Leaders Fund		Six Months Ended April 30, 2021 (unaudited)		Year Ended October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,679,021	$396,488,784	18,281,151	$613,241,998
Converted from Class C*	803,466	36,919,587	1,928,904	72,420,199
Reinvestment of distributions	4,198,551	175,541,409	2,858,584	78,067,940
Shares reacquired	(8,428,504)	(381,660,673)	(12,621,781)	(409,386,625)
Increase	5,252,534	$227,289,107	10,446,858	$354,343,512

Class C Shares
Shares sold	3,058,245	$125,825,297	5,995,648	$178,733,815
Reinvestment of distributions	2,592,659	97,795,113	2,026,352	50,820,908
Shares reacquired	(2,808,648)	(114,966,485)	(6,241,038)	(184,768,951)
Converted to Class A*	(891,720)	(36,919,587)	(2,110,329)	(72,420,199)
Increase (decrease)	1,950,536	$71,734,338	(329,367)	$(27,634,427)

Class F Shares
Shares sold	25,381,579	$1,187,454,223	30,664,509	$1,054,984,638
Reinvestment of distributions	6,025,591	258,256,827	3,547,411	98,830,859
Shares reacquired	(14,735,115)	(687,482,742)	(21,088,458)	(700,112,273)
Increase	16,672,055	$758,228,308	13,123,462	$453,703,224

Class F3 Shares
Shares sold	5,668,617	$270,838,979	4,295,402	$162,030,303
Reinvestment of distributions	661,604	28,720,216	212,922	5,998,021
Shares reacquired	(1,017,198)	(48,186,469)	(952,101)	(33,483,279)
Increase	5,313,023	$251,372,726	3,556,223	$134,545,045

Class I Shares
Shares sold	5,693,449	$271,833,966	12,502,496	$421,762,720
Reinvestment of distributions	2,243,922	96,892,532	1,446,088	40,562,759
Shares reacquired	(5,576,376)	(257,015,022)	(7,842,296)	(277,609,307)
Increase	2,360,995	$111,711,476	6,106,288	$184,716,172

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Growth Leaders Fund		(unaudited)		October 31, 2020
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	34,938	$1,565,522	56,383	$1,897,951
Reinvestment of distributions	3,326	135,853	1,660	44,544
Shares reacquired	(27,738)	(1,285,101)	(61,514)	(1,810,369)
Increase (decrease)	10,526	$416,274	(3,471)	$132,126

Class R3 Shares
Shares sold	63,179	$2,827,036	104,458	$3,386,244
Reinvestment of distributions	49,580	2,021,887	42,361	1,134,001
Shares reacquired	(114,643)	(5,129,438)	(176,443)	(6,023,366)
Decrease	(1,884)	$(280,515)	(29,624)	$(1,503,121)

Class R4 Shares
Shares sold	84,952	$3,858,811	189,027	$5,694,409
Reinvestment of distributions	18,437	771,054	10,913	298,136
Shares reacquired	(47,855)	(2,189,920)	(128,858)	(4,353,339)
Increase	55,534	$2,439,945	71,082	$1,639,206

Class R5 Shares
Shares sold	161,556	$7,542,906	119,938	$4,183,168
Reinvestment of distributions	31,460	1,359,076	26,421	741,362
Shares reacquired	(123,819)	(5,819,983)	(138,213)	(4,812,019)
Increase	69,197	$3,081,999	8,146	$112,511

Class R6 Shares
Shares sold	811,057	$38,872,015	738,445	$25,990,050
Reinvestment of distributions	82,190	3,567,873	57,545	1,621,043
Shares reacquired	(250,435)	(12,012,991)	(552,495)	(17,778,515)
Increase	642,812	$30,426,897	243,495	$9,832,578

		Six Months Ended
		April 30, 2021		Year Ended
Health Care Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Share sold	63,061	$1,257,316	91,012	$1,606,250
Converted from Class C*	1,051	19,853	–	–
Reinvestment of distributions	13,407	242,002	–	–
Shares reacquired	(26,647)	(530,493)	(48,656)	(799,696)
Increase	50,872	$988,678	42,356	$806,554

Class C Shares
Shares sold	40,619	$807,789	18,378	$325,976
Reinvestment of distributions	2,699	48,170	–	–
Shares reacquired	(12,808)	(267,657)	(10,151)	(175,759)
Converted to Class A*	(1,066)	(19,853)	–	–
Increase	29,444	$568,449	8,227	$150,217

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Health Care Fund		(unaudited)		October 31, 2020
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	22,611	$455,550	6,790	$120,001
Reinvestment of distributions	491	8,898	2	37
Shares reacquired	(77)	(1,482)	(34,470)	(633,133)
Increase (decrease)	23,025	$462,966	(27,678)	$(513,095)

Class F3 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	23	346
Shares reacquired	(1)	–	(31,530)	(577,083)
Decrease	(1)	$–	(31,507)	$(576,737)

Class I Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	4	54
Shares reacquired	–	–	(6,452)	(118,013)
Decrease	–	$–	(6,448)	$(117,959)

Class R5 Shares
Shares sold	0.29	$–	–	$–
Reinvestment of distributions	–	–	–	5
Increase	0.29	$–	–	$5

Class R6 Shares
Shares sold	62,384	$1,204,684	62,558	$1,019,533
Reinvestment of distributions	–	–	23	346
Shares reacquired	(6,979)	(139,951)	(34,524)	(627,476)
Increase	55,405	$1,064,733	28,057	$392,403

		Six Months Ended
		April 30, 2021		Year Ended
International Equity Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	566,658	$9,061,426	642,645	$8,200,504
Converted from Class C*	16,314	265,775	149,893	1,969,103
Reinvestment of distributions	125,034	1,944,287	189,205	2,569,398
Shares reacquired	(953,574)	(15,211,116)	(3,033,576)	(37,897,966)
Decrease	(245,568)	$(3,939,628)	(2,051,833)	$(25,158,961)

Class C Shares
Shares sold	44,580	$719,496	41,975	$518,824
Reinvestment of distributions	1,234	19,177	5,240	71,063
Shares reacquired	(51,980)	(832,140)	(208,954)	(2,595,055)
Converted to Class A*	(16,362)	(265,775)	(150,680)	(1,969,103)
Decrease	(22,528)	$(359,242)	(312,419)	$(3,974,271)

Class F Shares
Shares sold	192,170	$3,117,835	134,470	$1,779,804
Reinvestment of distributions	9,333	144,479	58,859	794,605
Shares reacquired	(58,012)	(926,923)	(3,126,496)	(38,695,120)
Increase (decrease)	143,491	$2,335,391	(2,933,167)	$(36,120,711)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
International Equity Fund		(unaudited)		October 31, 2020
Class F3 Shares	Shares	Amount	Shares	Amount
Shares sold	39,406	$646,082	79,051	$1,057,492
Reinvestment of distributions	4,387	69,008	5,613	76,992
Shares reacquired	(43,623)	(701,831)	(93,281)	(1,222,927)
Increase (decrease)	170	$13,259	(8,617)	$(88,443)

Class I Shares
Shares sold	6,606	$107,976	1,321,968	$17,511,567
Reinvestment of distributions	178,682	2,805,307	243,036	3,329,599
Shares reacquired	(3,929,816)	(64,444,424)	(3,189,966)	(43,162,311)
Decrease	(3,744,528)	$(61,531,141)	(1,624,962)	$(22,321,145)

Class P Shares
Shares sold	6.24	$99	48	$610
Reinvestment of distributions	17.83	278	39	544
Shares reacquired	(2,119.58)	(33,177)	(486)	(6,471)
Decrease	(2,095.51)	$(32,800)	(399)	$(5,317)

Class R2 Shares
Shares sold	885	$14,073	3,283	$41,953
Reinvestment of distributions	59	915	162	2,195
Shares reacquired	(1,007)	(16,934)	(27,471)	(299,532)
Decrease	(63)	$(1,946)	(24,026)	$(255,384)

Class R3 Shares
Shares sold	29,598	$468,434	72,743	$893,248
Reinvestment of distributions	3,356	51,482	6,649	89,018
Shares reacquired	(53,330)	(819,443)	(229,010)	(2,953,782)
Decrease	(20,376)	$(299,527)	(149,618)	$(1,971,516)

Class R4 Shares
Shares sold	14,307	$227,974	26,181	$334,025
Reinvestment of distributions	988	15,301	1,213	16,392
Shares reacquired	(8,853)	(140,157)	(29,947)	(383,267)
Increase (decrease)	6,442	$103,118	(2,553)	$(32,850)

Class R5 Shares
Shares sold	246	$3,926	1,555	$20,106
Reinvestment of distributions	54	848	104	1,430
Shares reacquired	(153)	(2,520)	(3,025)	(40,745)
Increase (decrease)	147	$2,254	(1,366)	$(19,209)

Class R6 Shares
Shares sold	17,597	$285,026	7,203	$99,503
Reinvestment of distributions	72	1,124	152	2,096
Shares reacquired	(20,008)	(330,509)	(36,013)	(450,847)
Decrease	(2,339)	$(44,359)	(28,658)	$(349,248)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
International Opportunities Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	586,706	$11,462,803	760,276	$11,555,309
Converted from Class C*	28,935	566,988	105,250	1,636,396
Reinvestment of distributions	–	–	87,790	1,454,675
Shares reacquired	(790,280)	(15,292,292)	(2,721,200)	(40,979,780)
Decrease	(174,639)	$(3,262,501)	(1,767,884)	$(26,333,400)

Class C Shares
Shares sold	72,938	$1,292,433	123,408	$1,808,409
Reinvestment of distributions	–	–	6,381	98,204
Shares reacquired	(121,576)	(2,163,552)	(647,947)	(8,895,347)
Converted to Class A*	(31,432)	(566,988)	(113,756)	(1,636,396)
Decrease	(80,070)	$(1,438,107)	(631,914)	$(8,625,130)

Class F Shares
Shares sold	420,349	$7,716,938	781,507	$11,657,260
Reinvestment of distributions	–	–	62,372	1,022,286
Shares reacquired	(566,016)	(10,707,289)	(3,799,996)	(55,967,692)
Decrease	(145,667)	$(2,990,351)	(2,956,117)	$(43,288,146)

Class F3 Shares
Shares sold	284,309	$5,760,835	339,811	$5,211,076
Reinvestment of distributions	–	–	16,394	280,820
Shares reacquired	(155,061)	(3,098,090)	(429,731)	(6,706,269)
Increase (decrease)	129,248	$2,662,745	(73,526)	$(1,214,373)

Class I Shares
Shares sold	408,415	$8,012,119	383,771	$5,985,361
Reinvestment of distributions	–	–	184,630	3,147,949
Shares reacquired	(283,655)	(5,509,957)	(4,927,626)	(76,300,116)
Increase (decrease)	124,760	$2,502,162	(4,359,225)	$(67,166,806)

Class P Shares
Shares sold	152	$3,019	2,368	$38,976
Reinvestment of distributions	–	–	52	891
Shares reacquired	(113)	(2,262)	(871)	(13,302)
Increase	39	$757	1,549	$26,565

Class R2 Shares
Shares sold	10,623	$202,224	46,675	$655,760
Reinvestment of distributions	–	–	1,631	26,601
Shares reacquired	(25,507)	(480,270)	(95,590)	(1,378,536)
Decrease	(14,884)	$(278,046)	(47,284)	$(696,175)

Class R3 Shares
Shares sold	72,265	$1,358,140	316,332	$4,596,548
Reinvestment of distributions	–	–	11,544	187,243
Shares reacquired	(524,482)	(10,003,456)	(579,477)	(8,227,429)
Decrease	(452,217)	$(8,645,316)	(251,601)	$(3,443,638)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
International Opportunities Fund		(unaudited)		October 31, 2020
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	26,834	$521,133	90,472	$1,337,820
Reinvestment of distributions	–	–	4,037	66,568
Shares reacquired	(203,764)	(3,714,066)	(175,841)	(2,801,502)
Decrease	(176,930)	$(3,192,933)	(81,332)	$(1,397,114)

Class R5 Shares
Shares sold	32,735	$639,979	527,631	$8,196,957
Reinvestment of distributions	–	–	15,637	266,448
Shares reacquired	(851,878)	(17,131,397)	(639,879)	(8,882,336)
Decrease	(819,143)	$(16,491,418)	(96,611)	$(418,931)

Class R6 Shares
Shares sold	463,310	$9,131,923	1,005,911	$15,530,561
Reinvestment of distributions	–	–	24,719	423,436
Shares reacquired	(1,264,355)	(25,388,598)	(1,063,705)	(16,481,416)
Decrease	(801,045)	$(16,256,675)	(33,075)	$(527,419)

		Six Months Ended
		April 30, 2021		Year Ended
International Value Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,750,493	$13,263,452	3,362,540	$20,988,271
Converted from Class C*	358,539	2,737,203	1,257,977	7,942,129
Reinvestment of distributions	321,259	2,411,500	642,320	4,069,241
Shares reacquired	(3,056,348)	(22,920,784)	(11,073,443)	(69,291,701)
Decrease	(626,057)	$(4,508,629)	(5,810,606)	$(36,292,060)

Class C Shares
Shares sold	33,319	$248,958	116,560	$736,623
Reinvestment of distributions	14,545	107,083	36,121	231,625
Shares reacquired	(204,425)	(1,527,643)	(1,370,675)	(8,502,971)
Converted to Class A*	(361,526)	(2,737,203)	(1,268,228)	(7,942,129)
Decrease	(518,087)	$(3,908,805)	(2,486,222)	$(15,476,852)

Class F Shares
Shares sold	299,181	$2,299,064	1,276,200	$8,124,091
Reinvestment of distributions	37,512	283,582	81,787	520,986
Shares reacquired	(482,516)	(3,620,742)	(2,869,473)	(17,538,005)
Decrease	(145,823)	$(1,038,096)	(1,511,486)	$(8,892,928)

Class F3 Shares
Shares sold	316,425	$2,437,802	682,416	$4,290,243
Reinvestment of distributions	35,269	267,325	73,214	464,168
Shares reacquired	(418,347)	(3,195,679)	(1,264,958)	(8,054,376)
Decrease	(66,653)	$(490,552)	(509,328)	$(3,299,965)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
International Value Fund		(unaudited)		October 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	10,092,109	$80,750,477	5,843,812	$35,479,009
Reinvestment of distributions	381,407	2,901,826	678,632	4,300,880
Shares reacquired	(5,139,919)	(37,898,869)	(5,256,212)	(34,690,399)
Increase	5,333,597	$45,753,434	1,266,232	$5,089,490

Class R2 Shares
Shares sold	584	$4,550	881	$5,868
Reinvestment of distributions	26	202	35	218
Shares reacquired	(847)	(6,623)	(60,515)	(433,765)
Decrease	(237)	$(1,871)	(59,599)	$(427,679)

Class R3 Shares
Shares sold	92,902	$742,845	114,119	$720,791
Reinvestment of distributions	7,721	58,434	16,184	103,892
Shares reacquired	(146,651)	(1,105,159)	(241,677)	(1,541,470)
Decrease	(46,028)	$(303,880)	(111,374)	$(716,787)

Class R4 Shares
Shares sold	14,441	$110,244	2,990	$20,347
Reinvestment of distributions	90	682	112	701
Shares reacquired	(2,526)	(18,999)	(2,223)	(13,255)
Increase	12,005	$91,927	879	$7,793

Class R5 Shares
Shares sold	287	$2,341	39	$212
Reinvestment of distributions	–	–	12	80
Shares reacquired	–	(3)	(36)	(228)
Increase	287	$2,338	15	$64

Class R6 Shares
Shares sold	19,086	$143,065	8,479	$54,105
Reinvestment of distributions	30	230	42	270
Shares reacquired	(10,023)	(76,075)	(66,232)	(393,775)
Increase (decrease)	9,093	$67,220	(57,711)	$(339,400)

		Six Months Ended
		April 30, 2021		Year Ended
Micro-Cap Growth Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,572,471	$72,882,028	315,734	$5,250,326
Converted from Class C*	834	17,181	–	–
Reinvestment of distributions	226,513	3,495,098	178,087	2,158,413
Shares reacquired	(574,476)	(11,772,418)	(733,350)	(10,796,624)
Increase (decrease)	3,225,342	$64,621,889	(239,529)	$(3,387,885)

Notes to Financial Statements (unaudited)(continued)

		Six Months Ended
		April 30, 2021		Year Ended
Micro-Cap Growth Fund		(unaudited)		October 31, 2020
Class C Shares(a)	Shares	Amount	Shares	Amount
Shares sold	573,417	$14,184,877	43,721	$922,143
Reinvestment of distributions	16,075	303,011	–	–
Shares reacquired	(21,822)	(526,670)	(2,165)	(44,235)
Converted to Class A*	(684)	(17,181)	–	–
Increase	566,986	$13,944,037	41,556	$877,908

Class F Shares(a)
Shares sold	9,801,333	$249,517,638	602,649	$12,452,364
Reinvestment of distributions	199,630	3,773,009	–	–
Shares reacquired	(2,096,506)	(51,082,053)	(12,112)	(240,374)
Increase	7,904,457	$202,208,594	590,537	$12,211,990

Class I Shares
Shares sold	2,149,848	$52,179,618	973,448	$17,910,932
Reinvestment of distributions	890,870	16,837,445	1,130,254	15,993,094
Shares reacquired	(1,004,966)	(24,112,659)	(5,269,377)	(91,866,926)
Increase (decrease)	2,035,752	$44,904,404	(3,165,675)	$(57,962,900)

		Six Months Ended
		April 30, 2021		Year Ended
Value Opportunities Fund		(unaudited)		October 31, 2020
Class A Shares	Shares	Amount	Shares	Amount
Shares Sold	1,579,494	$32,342,213	2,910,034	$46,055,482
Converted from Class C*	246,448	5,127,632	2,248,670	37,248,763
Reinvestment of distributions	1,967,335	36,454,717	4,842,769	81,745,942
Shares reacquired	(3,652,193)	(73,057,309)	(14,813,832)	(239,951,578)
Increase (decrease)	141,084	$867,253	(4,812,359)	$(74,901,391)

Class C Shares
Shares sold	434,384	$7,381,606	318,879	$4,435,295
Reinvestment of distributions	284,339	4,458,434	1,138,754	16,511,937
Shares reacquired	(519,471)	(8,814,378)	(3,181,663)	(44,706,161)
Converted to Class A*	(291,674)	(5,127,632)	(2,631,705)	(37,248,763)
Decrease	(92,422)	$(2,101,970)	(4,355,735)	$(61,007,692)

Class F Shares
Shares sold	1,074,681	$21,094,994	1,381,384	$23,429,724
Reinvestment of distributions	439,721	8,363,493	1,260,844	21,812,599
Shares reacquired	(1,733,716)	(34,946,074)	(5,708,517)	(94,731,088)
Decrease	(219,314)	$(5,487,587)	(3,066,289)	$(49,488,765)

Class F3 Shares
Shares sold	774,544	$16,973,305	1,695,794	$28,270,170
Reinvestment of distributions	608,403	11,930,790	1,568,561	27,904,698
Shares reacquired	(2,013,067)	(43,063,445)	(5,458,935)	(94,169,448)
Decrease	(630,120)	$(14,159,350)	(2,194,580)	$(37,994,580)

Notes to Financial Statements (unaudited)(concluded)

		Six Months Ended
		April 30, 2021		Year Ended
Value Opportunities Fund		(unaudited)		October 31, 2020
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	500,117	$10,740,121	2,064,402	$34,869,803
Reinvestment of distributions	675,691	13,148,938	1,753,254	30,997,529
Shares reacquired	(1,948,004)	(41,207,179)	(6,620,246)	(111,712,805)
Decrease	(772,196)	$(17,318,120)	(2,802,590)	$(45,845,473)

Class P Shares
Shares sold	56,940	$1,134,405	96,551	$1,526,223
Reinvestment of distributions	50,134	906,422	148,473	2,448,323
Shares reacquired	(265,493)	(5,068,757)	(459,366)	(7,377,885)
Decrease	(158,419)	$(3,027,930)	(214,342)	$(3,403,339)

Class R2 Shares
Shares sold	16,518	$325,688	48,385	$720,604
Reinvestment of distributions	16,949	297,456	40,808	654,971
Shares reacquired	(55,176)	(1,065,838)	(151,121)	(2,282,070)
Decrease	(21,709)	$(442,694)	(61,928)	$(906,495)

Class R3 Shares
Shares sold	287,427	$5,721,465	462,949	$7,040,130
Reinvestment of distributions	139,781	2,492,301	389,411	6,339,608
Shares reacquired	(904,207)	(17,573,788)	(1,480,687)	(23,164,281)
Decrease	(476,999)	$(9,360,022)	(628,327)	$(9,784,543)

Class R4 Shares
Shares sold	180,337	$3,766,319	248,272	$3,995,003
Reinvestment of distributions	106,339	1,968,337	272,329	4,591,465
Shares reacquired	(425,156)	(8,307,270)	(816,106)	(13,379,541)
Decrease	(138,480)	$(2,572,614)	(295,505)	$(4,793,073)

Class R5 Shares
Shares sold	14,103	$307,263	32,461	$592,474
Reinvestment of distributions	5,925	115,427	16,871	298,450
Shares reacquired	(32,253)	(669,912)	(72,377)	(1,293,024)
Decrease	(12,225)	$(247,222)	(23,045)	$(402,100)

Class R6 Shares
Shares sold	207,848	$4,404,843	343,530	$5,936,985
Reinvestment of distributions	75,851	1,485,915	205,390	3,651,835
Shares reacquired	(177,131)	(3,701,597)	(963,533)	(17,109,981)
Increase (decrease)	106,568	$2,189,161	(414,613)	$(7,521,161)

*	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Prior to June 30, 2020, conversion occurred following the tenth anniversary of the day on which the purchase was accepted.
(a)	Commenced on August 28, 2020.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2021, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	18.94%
Lord Abbett Research Fund, Inc. – Small Cap Value Fund-Class I	20.83%
Lord Abbett Securities Trust – Focused Small Cap Value Fund-Class I	10.81%
Lord Abbett Securities Trust – International Opportunities Fund-Class I	19.27%
Lord Abbett Securities Trust – Micro-Cap Growth Fund-Class I	9.59%
Lord Abbett Securities Trust – Value Opportunities Fund-Class I	20.56%

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Inspire Medical Systems, Inc.	2.37%
LGI Homes, Inc.	2.01%
Western Alliance Bancorp	1.98%
Shift4 Payments, Inc. Class A	1.93%
Sonos, Inc.	1.91%
RH	1.85%
Natera, Inc.	1.82%
Shockwave Medical, Inc.	1.78%
Crocs, Inc.	1.76%
Axonics, Inc.	1.73%

Holdings by Sector*	% of Investments
Communication Services	0.55%
Consumer Discretionary	21.29%
Consumer Staples	0.96%
Financials	4.67%
Health Care	29.84%
Industrials	12.45%
Information Technology	25.88%
Materials	1.62%
Real Estate	0.77%
Repurchase Agreement	1.00%
Money Market Fund(a)	0.87%
Time Deposit(a)	0.10%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Focused Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp, Inc. (The)	2.87%
Masonite International Corp.	2.48%
Western Alliance Bancorp	2.40%
BankUnited, Inc.	2.29%
Sterling Bancorp	2.29%
American Axle & Manufacturing Holdings, Inc.	2.27%
Blue Bird Corp.	2.26%
Spectrum Brands Holdings, Inc.	2.25%
Caesars Entertainment, Inc.	2.19%
Pacific Premier Bancorp, Inc.	2.16%

Holdings by Sector*	% of Investments
Communication Services	7.08%
Consumer Discretionary	11.99%
Consumer Staples	2.25%
Energy	5.73%
Financials	30.93%
Health Care	1.53%
Industrials	17.34%
Information Technology	9.27%
Materials	3.67%
Real Estate	5.48%
Repurchase Agreement	4.70%
Money Market Fund(a)	0.02%
Time Deposit(a)	0.01%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

International Opportunities Fund

Ten Largest Holdings	% of Investments
Rheinmetall AG	1.82%
Lancashire Holdings Ltd.	1.72%
Grafton Group plc	1.71%
S4 Capital plc	1.63%
Sanwa Holdings Corp.	1.63%
Aixtron SE	1.53%
Marel HF	1.49%
Breedon Group plc	1.49%
TIS, Inc.	1.47%
ASOS plc	1.46%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Communication Services	3.44%
Consumer Discretionary	12.11%
Consumer Staples	4.01%
Financials	13.60%
Health Care	8.37%
Industrials	23.59%
Information Technology	12.84%
Materials	10.24%
Real Estate	6.43%
Utilities	3.16%
Repurchase Agreement	1.29%
Money Market Fund(a)	0.83%
Time Deposit(a)	0.09%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Micro-Cap Growth Fund

Ten Largest Holdings	% of Investments
Calix, Inc.	2.51%
Sonos, Inc.	2.30%
Cerence, Inc.	2.20%
Krystal Biotech, Inc.	2.20%
Shockwave Medical, Inc.	2.15%
Agilysys, Inc.	2.08%
Chart Industries, Inc.	1.89%
Ichor Holdings Ltd.	1.87%
Container Store Group, Inc. (The)	1.82%
Quanterix Corp.	1.81%

Holdings by Sector*	% of Investments
Communication Services	2.54%
Consumer Discretionary	14.06%
Consumer Staples	5.34%
Financials	1.62%
Health Care	36.92%
Industrials	13.05%
Information Technology	22.92%
Real Estate	0.45%
Repurchase Agreement	1.33%
Money Market Fund(a)	1.59%
Time Deposit(a)	0.18%
Total	100.00%

*	A sector may comprise several industries.
(a)	Securities were purchased with the cash collateral from loaned securities.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Bancorp Inc/The	2.70%
Triumph Bancorp Inc.	2.09%
Crane Co.	2.02%
Spectrum Brands Holdings Inc.	1.88%
Valvoline Inc.	1.84%
International Money Express	1.82%
Sally Beauty Holding Inc.	1.81%
Avient Corp	1.76%
Flagstar Bancorp Inc.	1.70%
Silicon Motion Technol ADR	1.70%

Holdings by Sector*	% of Investments
Communication Services	5.47%
Consumer Discretionary	11.82%
Consumer Staples	3.28%
Energy	5.13%
Financials	26.15%
Health Care	4.10%
Industrials	16.79%
Information Technology	9.53%
Materials	5.64%
Real Estate	6.80%
Transportation	0.95%
Utilities	1.56%
Repurchase Agreement	2.78%
Total	100.00%

*	A sector may comprise several industries.

Value Opportunities Fund

Ten Largest Holdings	% of Investments
Entegris, Inc.	2.09%
Discover Financial Services	1.99%
Western Alliance Bancorp	1.95%
Valvoline, Inc.	1.93%
Euronet Worldwide, Inc.	1.90%
Avery Dennison Corp.	1.86%
Crane Co.	1.84%
Masonite International Corp.	1.79%
Charles River Laboratories International, Inc.	1.79%
East West Bancorp, Inc.	1.76%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Communication Services	0.75%
Consumer Discretionary	14.20%
Consumer Staples	2.57%
Energy	2.07%
Financials	13.44%
Health Care	15.40%
Industrials	19.53%
Information Technology	14.92%
Materials	8.71%
Real Estate	5.45%
Utilities	2.09%
Repurchase Agreement	0.87%
Total	100.00%

*	A sector may comprise several industries.

Approval of Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of one or more appropriate benchmarks. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund (other than Durable Growth Fund, which commenced operations in 2019), information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett (for each Fund other than Durable Growth Fund); (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of each Fund other than Alpha Strategy Fund, Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Focused Small Cap Value Fund, Health Care Fund, International Equity Fund and International Value Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance (other than Durable Growth Fund, Focused Large Cap Value Fund and Health Care Fund, each of which commenced operations in 2019) in relation to that of its performance peer group and one or more appropriate benchmarks as of various periods ended June 30, 2020. As to Alpha Strategy Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Focused Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. As to Focused Small Cap Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five- and ten-year periods. As to Fundamental Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, and equal to the median of the performance peer group for the ten-year period. As to Global Equity Research Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to Growth Leaders Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods. As to International Equity Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and five-year periods, but below the median of the performance peer group for the ten-year period. As to International Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period, but below the median of the performance peer group for the three-, five-, and ten-year periods. As to International Value Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods, but below the median of the performance peer group for the five- and ten-year periods. As to Value Opportunities Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, and ten-year periods, and equal to the median of the performance peer group for the five-year period. As to Micro-Cap Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. As to Durable Growth Fund, Focused Large Cap Value Fund and Health Care Fund, the Board observed that the Funds commenced operations on November 1, 2019, July 26, 2019, and July 26, 2019, respectively, and therefore did not yet have investment performance for a full calendar year. With respect to each Fund, the Board took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board also took into account changes to the Global Equity Research Fund’s investment strategies, effective June 30, 2020. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and related factors, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Approval of Advisory Contract (continued)

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how the expense level of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to Alpha Strategy Fund, the Board observed that while the net total expense ratio was above the median of the expense peer group, the Fund’s advisory fee (excluding underlying fund fees) was below the median of the expense peer group. As to Micro-Cap Growth Fund, the Board observed that the net total expense ratio was above the median of the expense peer group. As to each of Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Fundamental Equity Fund, Global Equity Research Fund, Growth Leaders Fund, Health Care Fund, International Equity Fund, International Opportunities Fund, and International Value Fund, the Board observed that the net total expense ratio was below the median of the expense peer group. As to Focused Small Cap Value Fund and Value Opportunities Fund, the Board observed that the net total expense ratio was equal to the median of the expense peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. With respect to Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, the Board concluded that the existing management fee schedule, and, with respect to the Focused Small Cap Value Fund only, the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund. With respect to each Fund other than Alpha Strategy Fund, Focused Small Cap Value Fund and Micro-Cap Growth Fund, the Board concluded that the existence of one or more contractual breakpoints in the Fund’s existing management fee schedule, and, with respect to each of Durable Growth Fund, Focused Growth Fund, Focused Large Cap Value Fund, Global Equity Research Fund, Health Care Fund, International Equity Fund, and International Value Fund, the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Approval of Advisory Contract (concluded)

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Durable Growth Fund

Lord Abbett Focused Growth Fund

Lord Abbett Focused Large Cap Value Fund

Lord Abbett Focused Small Cap Value Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett Global Equity Research Fund

Lord Abbett Growth Leaders Fund

Lord Abbett Health Care Fund

Lord Abbett International Equity Fund

Lord Abbett International Opportunities Fund

Lord Abbett International Value Fund

Lord Abbett Micro-Cap Growth Fund

Lord Abbett Value Opportunities Fund

LST-3 (06/21)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: June 25, 2021

By:	/s/ Vito A. Fronda
Vito A. Fronda
Chief Financial Officer and Treasurer

Date: June 25, 2021